As filed with the Securities and Exchange Commission on February 14, 2019

File No. 333-229252

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

(Check appropriate box or boxes)

Invesco Exchange-Traded Fund Trust II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(800) 983-0903

(Registrant’s Area Code and Telephone Number)

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and address of Agent for Service)

Copy to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500
Chicago, Illinois 60606	Washington, DC 20036

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Shares of beneficial interest, without par value, of the Invesco Emerging Markets Revenue ETF, Invesco Emerging Markets Ultra Dividend Revenue ETF, Invesco Global ESG Revenue ETF, Invesco Global Revenue ETF, Invesco International Revenue ETF, Invesco International Ultra Dividend Revenue ETF, Invesco Russell 1000® Low Volatility Factor ETF, Invesco Russell 1000® Momentum Factor ETF, Invesco Russell 1000® Quality Factor ETF, Invesco Russell 1000® Size Factor ETF, Invesco Russell 1000® Value Factor ETF, Invesco Russell 1000® Yield Factor ETF, Invesco S&P 500 Revenue ETF, Invesco S&P Financials Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF, each a series of the Registrant.

It is proposed that this Registration Statement will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

OPPENHEIMER ETF TRUST

6803 South Tucson Way

Centennial, Colorado 80112-3924

(800) 225-5677

February 14, 2019

Dear Shareholder:

You are cordially invited to a joint special meeting of shareholders (together with any postponements or adjournments thereof, the “Meeting”) of each of the series of the Oppenheimer ETF Trust (the “Oppenheimer Trust”) identified in the enclosed Notice of Joint Special Meeting of Shareholders (the “Notice”), which will be held at 2:30 p.m., Mountain Time, at the offices of the Oppenheimer Trust on April 12, 2019. The purpose of the Meeting is to vote on an important proposal that affects each series of the Oppenheimer Trust identified in the Notice (each, an “Oppenheimer ETF” and collectively, the “Oppenheimer ETFs”).

On October 17, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of OppenheimerFunds, Inc. (“Oppenheimer Funds”) and its subsidiaries, including OFI Advisors, LLC, the investment adviser to the Oppenheimer ETFs, (collectively, “Oppenheimer”), entered into an agreement with Invesco Ltd. (“Invesco”), a leading independent global investment management company, whereby Invesco will acquire Oppenheimer, MassMutual’s asset management affiliate. In turn, MassMutual and the Oppenheimer Funds’ employee shareholders will receive a combination of common and preferred equity consideration, and MassMutual will become a significant shareholder in Invesco (the “Transaction”). In connection with the Transaction, the Board of Trustees of the Oppenheimer Trust has approved, pursuant to an Agreement and Plan of Reorganization (the “Agreement”), the transfer of the assets and liabilities of each Oppenheimer ETF to a corresponding, newly formed series (each, an “Invesco ETF”) of the Invesco exchange-traded fund (“ETF”) family (the “Reorganization” or “Reorganizations”). Although each Invesco ETF will be managed by Invesco Capital Management LLC, it has substantially similar investment objectives, principal investment strategies and risks as the corresponding Oppenheimer ETF. If shareholders of an Oppenheimer ETF approve the Agreement, and certain other closing conditions are satisfied or waived, you will receive after the closing of the Reorganization (in accordance with the terms of the Agreement) (which is currently scheduled to take place on May 24, 2019) a number of shares of beneficial interest of the corresponding Invesco ETF (and cash with respect to any fractional shares) equal in value to the value of the shares of your Oppenheimer ETF held immediately prior to the Reorganization.

Combining the Oppenheimer ETFs and the Invesco ETFs on a single operating platform will create a larger fund family that offers a broad range of equity, fixed-income, alternative and balanced ETFs.

After careful consideration of the proposed Reorganizations, the Board of Trustees of the Oppenheimer Trust on behalf of each Oppenheimer ETF has unanimously approved and recommends that you vote “FOR” the proposal.

The enclosed Joint Proxy Statement/Prospectus describes the proposal and compares each Oppenheimer ETF to its corresponding Invesco ETF. You should review these materials carefully.

Your vote is important no matter how many shares you own. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. You may also vote by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If you attend the Meeting, you may vote in person. If you have questions, please call our proxy solicitor, AST Fund Solutions, LLC, at (800) 821-2712. If we do not hear from you, you may receive a telephone call from our proxy solicitor, reminding you to vote.

Sincerely,

Arthur P. Steinmetz
President

OPPENHEIMER ETF TRUST

6803 South Tucson Way

Centennial, Colorado 80112-3924

(800) 225-5677

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

To Be Held on April 12, 2019

Notice is hereby given that a joint special meeting (together with any postponements or adjournments thereof, the “Meeting”) of shareholders of each of the series of the Oppenheimer ETF Trust (the “Oppenheimer Trust”) identified below (each, an “Oppenheimer ETF” and collectively, the “Oppenheimer ETFs”) will be held on April 12, 2019 at 2:30 p.m., Mountain Time, at 6803 South Tucson Way, Centennial, Colorado to vote on the following proposal:

To approve an Agreement and Plan of Reorganization (the “Agreement”) that provides for the reorganization of each Oppenheimer ETF into a corresponding, newly formed series of the Invesco Exchange-Traded Fund Trust II or the Invesco Exchange-Traded Self-Indexed Fund Trust (each, an “Invesco ETF”) as set forth below, including: (i) the transfer of all or substantially all of the assets of the Oppenheimer ETF to the Invesco ETF solely in exchange for shares of the Invesco ETF and the assumption by the Invesco ETF of the liabilities of the Oppenheimer ETF, (ii) the distribution of shares of the Invesco ETF to shareholders of the Oppenheimer ETF in complete liquidation of the Oppenheimer ETF; and (iii) the cancellation of the outstanding shares of the Oppenheimer ETF (all of the foregoing being referred to as the “Reorganization” or “Reorganizations”).

Oppenheimer ETFs, each a series of Oppenheimer ETF Trust	Invesco ETFs, each a series of Invesco Exchange-Traded Fund Trust II
Oppenheimer Emerging Markets Revenue ETF	Invesco Emerging Markets Revenue ETF
Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	Invesco Emerging Markets Ultra Dividend Revenue ETF
Oppenheimer Global ESG Revenue ETF	Invesco Global ESG Revenue ETF
Oppenheimer Global Revenue ETF	Invesco Global Revenue ETF
Oppenheimer International Revenue ETF	Invesco International Revenue ETF
Oppenheimer International Ultra Dividend Revenue ETF	Invesco International Ultra Dividend Revenue ETF
Oppenheimer Russell 1000® Low Volatility Factor ETF	Invesco Russell 1000® Low Volatility Factor ETF
Oppenheimer Russell 1000® Momentum Factor ETF	Invesco Russell 1000® Momentum Factor ETF
Oppenheimer Russell 1000® Quality Factor ETF	Invesco Russell 1000® Quality Factor ETF
Oppenheimer Russell 1000® Size Factor ETF	Invesco Russell 1000® Size Factor ETF
Oppenheimer Russell 1000® Value Factor ETF	Invesco Russell 1000® Value Factor ETF
Oppenheimer Russell 1000® Yield Factor ETF	Invesco Russell 1000® Yield Factor ETF
Oppenheimer S&P 500 Revenue ETF	Invesco S&P 500 Revenue ETF
Oppenheimer S&P Financials Revenue ETF	Invesco S&P Financials Revenue ETF
Oppenheimer S&P MidCap 400 Revenue ETF	Invesco S&P MidCap 400 Revenue ETF
Oppenheimer S&P SmallCap 600 Revenue ETF	Invesco S&P SmallCap 600 Revenue ETF
Oppenheimer S&P Ultra Dividend Revenue ETF	Invesco S&P Ultra Dividend Revenue ETF

Oppenheimer ETFs, each a series of Oppenheimer ETF Trust	Invesco ETFs, each a series of Invesco Exchange-Traded Self-Indexed Fund Trust
Oppenheimer ESG Revenue ETF	Invesco ESG Revenue ETF
Oppenheimer Russell 1000® Dynamic Multifactor ETF	Invesco Russell 1000® Dynamic Multifactor ETF
Oppenheimer Russell 2000® Dynamic Multifactor ETF	Invesco Russell 2000® Dynamic Multifactor ETF

If shareholders of an Oppenheimer ETF approve the Agreement, and certain other closing conditions are satisfied or waived, you will receive after the closing of the Reorganization (in accordance with the terms of the Agreement) a number of shares of beneficial interest of the corresponding Invesco ETF (and cash with respect to any fractional shares) equal in value to the value of the shares of your Oppenheimer ETF held immediately prior to the Reorganization. Each Invesco ETF will have substantially similar investment objectives, principal investment strategies and principal investment risks, as its corresponding Oppenheimer ETF. The Reorganizations are discussed in detail in the Joint Proxy Statement/Prospectus attached to this notice. Please read those materials carefully for information concerning the Reorganizations.

Shareholders of record as of the close of business on January 14, 2019 are entitled to notice of, and to vote at, the Meeting, even if such shareholders no longer own shares of the Oppenheimer ETFs. The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting. Shareholders of each Oppenheimer ETF will vote separately on the proposed Reorganization of their respective Oppenheimer ETF, and a Reorganization will be effected as to a particular Oppenheimer ETF only if that Oppenheimer ETF’s shareholders approve the Reorganization and certain closing conditions are satisfied or waived.

The Board of Trustees of the Oppenheimer Trust has unanimously approved and recommends that you cast your vote “FOR” the Reorganization of your Oppenheimer ETF as described in the Joint Proxy Statement/Prospectus.

You are requested to complete, date, and sign the enclosed proxy card(s) and return it (them) promptly in the envelope provided for that purpose. Your proxy card(s) also provides instructions for voting via telephone or the Internet if you wish to take advantage of these voting options.

Some shareholders hold shares of more than one Oppenheimer ETF and may receive proxy cards or proxy materials for each Oppenheimer ETF owned. Please sign and return the proxy card in the postage paid return envelope or vote via telephone or the Internet, for each Oppenheimer ETF held. Your vote is important regardless of the number of shares owned.

You may revoke your proxy at any time before it is exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the Meeting and providing voting instructions in person.

By Order of the Board of Trustees of the Oppenheimer Trust,

Cynthia Lo Bessette
Secretary

February 14, 2019

YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES YOU HOLD. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY CARD(S) IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. IT IS IMPORTANT THAT YOUR PROXY CARD(S) BE RETURNED PROMPTLY.

FOR YOUR CONVENIENCE, YOU MAY ALSO VOTE BY TELEPHONE OR INTERNET BY FOLLOWING THE ENCLOSED INSTRUCTIONS. IF YOU VOTE BY TELEPHONE OR VIA THE INTERNET, PLEASE DO NOT RETURN YOUR PROXY CARD(S) UNLESS YOU ELECT TO CHANGE YOUR VOTE.

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND

AND VOTE ON THE PROPOSAL

We are providing you with this overview of the proposal on which your vote is requested. Please read the full text of the Joint Proxy Statement/Prospectus, which contains additional information about the proposal, and keep it for future reference. Your vote is important.

Questions and Answers

Q. What am I being asked to vote upon?

A. You are being asked to approve the reorganization of one or more exchange traded funds identified on the Notice of Joint Special Meeting of Shareholders (“Oppenheimer ETFs”) of which you own shares into their corresponding Invesco ETFs (the “Reorganization” or “Reorganizations”). Specifically, as a shareholder of one or more Oppenheimer ETFs, you are being asked to consider and approve an Agreement and Plan of Reorganization (the “Agreement”) under which the assets and liabilities of your Oppenheimer ETF will be transferred to a corresponding, newly formed series of the Invesco Exchange-Traded Fund Trust II or the Invesco Exchange-Traded Self-Indexed Fund Trust (each, an “Invesco ETF”) with substantially similar investment objectives, principal investment strategies and risks as the corresponding Oppenheimer ETF. (A table showing each Oppenheimer ETF and its Invesco ETF is included in Exhibit A to the Joint Proxy Statement/Prospectus.) If shareholders of an Oppenheimer ETF approve the Agreement and certain other closing conditions are satisfied or waived, Oppenheimer ETF shareholders will receive shares of the corresponding Invesco ETF in exchange for their shares of the Oppenheimer ETF, and the outstanding shares of the Oppenheimer ETFs held by such shareholders will be terminated and cancelled as permitted by the organizational documents of the Oppenheimer ETFs and applicable law. Each Oppenheimer ETF will thereafter be liquidated and dissolved under applicable law.

Q. Why are the Reorganizations being proposed?

A. On October 17, 2018, MassMutual, an indirect corporate parent of Oppenheimer, entered into an agreement with Invesco, a leading independent global investment management company, whereby Invesco will acquire Oppenheimer, MassMutual’s asset management affiliate. As part of this Transaction, MassMutual and the Oppenheimer Funds’ employee shareholders will receive a combination of common and preferred equity consideration, and MassMutual will become a significant shareholder in Invesco. In connection with the Transaction, the Board of Trustees of each Oppenheimer ETF (the “Oppenheimer Board”) has approved that each Oppenheimer ETF be reorganized into its corresponding Invesco ETF by transferring the assets and liabilities of each Oppenheimer ETF to a newly formed Invesco ETF with substantially similar investment objectives, principal investment strategies and risks as the corresponding Oppenheimer ETF.

Combining the Oppenheimer ETFs and the Invesco ETFs on a single operating platform will create a larger fund family that offers a broad range of equity, fixed-income, alternative and balanced ETFs.

Q. What effect will a Reorganization have on me as a shareholder of an Oppenheimer ETF?

A. If shareholders approve the Agreement, and certain other closing conditions are satisfied or waived, immediately after the closing of a Reorganization, you will receive (in accordance with the terms of the Agreement) a number of shares of beneficial interest of the corresponding Invesco ETF (and cash with respect to any fractional shares) equal in value to the value of the shares of your Oppenheimer ETF held immediately prior to the Reorganization.

Q. Are there any significant differences between the investment objectives and principal investment strategies and risks of each Oppenheimer ETF and its corresponding Invesco ETF?

A. No. Each Invesco ETF has substantially similar investment objectives, principal investment strategies and risks as its corresponding Oppenheimer ETF and will continue to be managed against substantially the same underlying index as its corresponding Oppenheimer ETF.

Q. Are there any significant differences in the advisory fee or total annual fund operating expenses of each Oppenheimer ETF and its corresponding Invesco ETF?

A. No. Each Oppenheimer ETF and its corresponding Invesco ETF pays a unitary management fee to its adviser equal to a percentage of its average daily net assets. The unitary management fee of each Oppenheimer ETF and its corresponding Invesco ETF are the same. The exceptions excluded from the unitary management fee are substantially similar. Out of an Oppenheimer ETF’s unitary management fee, its adviser is responsible for substantially all of such fund’s expenses, except the fee payment under the advisory agreement, distribution fees or expenses under the Oppenheimer ETFs’ 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokers’ commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Oppenheimer ETFs, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the ETFs’ business. Out of an Invesco ETF’s unitary management fee, its adviser is responsible for substantially all of such fund’s expenses, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses. In addition, Invesco Capital Management LLC (“ICM”), the investment adviser to the Invesco ETFs, has agreed that each Invesco ETF will have a unitary management fee that is no greater than the unitary management fee of the corresponding Oppenheimer ETFs for at least two years from the closing of the Reorganization for that fund. As a result, ICM has agreed that after the Reorganization, and for at least two years thereafter, each Invesco ETF’s total annual fund operating expenses (excluding distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses) will be no greater than the total annual fund operating expenses (excluding distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses) that would have otherwise been experienced by the corresponding Oppenheimer ETF. For more information on the unitary management fees and the advisory agreements, please see the “Comparison of Fees and Expenses” and the “Comparison of Investment Advisers” sections of the Joint Proxy Statement/Prospectus.

Q. What are the expected federal income tax consequences of the Reorganizations?

A. Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes and, as a condition of closing, the Oppenheimer ETFs will receive an opinion of counsel to that effect that each Reorganization will constitute a “reorganization” within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended. Thus, while there can be no guarantee that the U.S. Internal Revenue Service will adopt a similar position, it is expected, subject to the limited exceptions described below under the heading “Federal Income Tax Consequences,” that neither shareholders, nor the Oppenheimer ETFs, will recognize gain or loss as a direct result of a Reorganization and the aggregate tax basis in the Invesco ETF’s shares that you receive in the Reorganization will be the same as the aggregate tax basis in the shares that you surrender in the Reorganization. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in the Joint Proxy Statement/Prospectus relates to the federal income tax consequences of the Reorganization only.

Q. Has the Oppenheimer Board considered the Reorganizations, and how did it recommend that I vote?

A. The Oppenheimer Board, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), have carefully considered the Reorganizations and unanimously recommend that you vote “FOR” the Reorganizations. A summary of the considerations of the Oppenheimer Board in making this recommendation is provided in the “Board Considerations” section of the Joint Proxy Statement/Prospectus.

Q. What is the anticipated timing of the Reorganizations?

A. The joint special meeting of shareholders of the Oppenheimer ETFs will be held on April 12, 2019 (together with any postponements or adjournments thereof, the “Meeting”). If shareholders of an Oppenheimer ETF approve the Reorganization and the closing conditions are satisfied or waived, it is anticipated that such Reorganization will occur on or about May 24, 2019, simultaneous with the closing of the Transaction.

Q. What will happen if shareholders of an Oppenheimer ETF do not approve the Reorganization?

A. While the consummation of any particular Reorganization is not conditioned upon the specific consummation of any other Reorganization, the Reorganizations may not close unless certain conditions to the closing of the Transaction are met or waived. If such conditions are not met or waived, none of the Reorganizations will be consummated, even if shareholders of an Oppenheimer ETF approved the Reorganization, and the Oppenheimer ETFs will not be reorganized into the Invesco ETFs. If this occurs, the Oppenheimer Board will consider what action, if any, for each Oppenheimer ETF to take. The “Terms of the Reorganization” section of the Joint Proxy Statement/Prospectus generally describes the conditions to closing of the Reorganizations.

If additionally the shareholders of an Oppenheimer ETF do not approve the Reorganization and the Transaction closes, it is anticipated that such Oppenheimer ETF would either liquidate or follow Rule 15a-4 under the 1940 Act, which permits the Oppenheimer Board to approve, and for the Oppenheimer ETF to enter into, an interim investment advisory contract with ICM pursuant to which ICM, as an interim adviser, may serve as the investment adviser to the Oppenheimer ETF for a period not to exceed 150 days following the termination of the current advisory agreement, to be able to continue uninterrupted portfolio management services for such Oppenheimer ETF. After the 150 day period has expired, if shareholders of an Oppenheimer ETF still have not approved the Reorganization, the Oppenheimer Board will consider other possible courses of action for such ETF, including possibly liquidating the ETF.

Q. What if I do not wish to participate in the Reorganization?

A. If you do not wish to have the shares of your Oppenheimer ETF exchanged for shares of the corresponding Invesco ETF as part of a Reorganization that is approved by shareholders, you may sell your shares prior to the consummation of the Reorganization. If you sell your shares held in a taxable account, you will recognize a taxable gain or loss equal to the difference between your tax basis in the shares and the amount you receive for them. You will also owe any brokerage commissions related to your sale.

Q. Why are you sending me the Joint Proxy Statement/Prospectus?

A. You are receiving the Joint Proxy Statement/Prospectus because you own shares in one or more Oppenheimer ETFs and have the right to vote on the very important proposal described therein concerning your Oppenheimer ETF(s). The Joint Proxy Statement/Prospectus contains information that you should know before voting on the proposed Reorganizations, and which, if such proposed Reorganizations are approved, will result in your investment in the Invesco ETFs. The document is both a proxy statement of the Oppenheimer ETFs and also a prospectus for the corresponding Invesco ETFs.

Q. Will any Oppenheimer ETF or Invesco ETF pay the costs of this proxy solicitation or any additional costs in connection with the proposed Reorganization?

A. No. None of the Oppenheimer ETFs or Invesco ETFs will bear these costs. Invesco and MassMutual, or their affiliates, will bear all expenses arising in connection with the Reorganizations.

Q. What is the required vote to approve the Proposal?

A. For each Oppenheimer ETF, shareholder approval of a Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the shares present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding shares of such ETF are present or represented by proxy; or (ii) more than 50% of the outstanding shares of such ETF.

Q. How do I vote my shares?

A. For your convenience, there are several ways you can vote:

•

Voting in Person: If you attend the Meeting, were the beneficial owner of your shares as of January 14, 2019, the record date for the Meeting (“Record Date”), and wish to vote in person, we will provide you with a ballot prior to the vote. However, if your shares were held in the name of your broker, bank or other nominee, you are required to bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote.

•

Voting by Proxy: Whether or not you plan to attend the Meeting, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend the Meeting and vote. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the proposal, as recommended by the Oppenheimer Board, and in their best judgment on other matters. Your proxy will have the authority to vote and act on your behalf at any adjournment or postponement of the Meeting. If you authorize a proxy to vote for you, you may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Oppenheimer ETFs in writing to the address of the Oppenheimer ETFs set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that you have revoked your proxy. In addition, although merely attending the Meeting will not revoke your proxy, if you are present at the Meeting you may withdraw your proxy and vote in person.

•

Voting by Telephone or the Internet: You may vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the proxy card accompanying the Joint Proxy Statement/Prospectus.

Q. Whom should I call for additional information about the Reorganizations or the Joint Proxy Statement/Prospectus?

A. If you need any assistance, or have any questions regarding the Reorganizations or how to vote your shares, please call AST Fund Solutions, LLC at (800) 821-2712.

OPPENHEIMER ETFs	INVESCO ETFs
6803 South Tucson Way	3500 Lacey Road, Suite 700
Centennial, Colorado 80112-3924	Downers Grove, Illinois 60515
(800) 225-5677	(800) 983-0903

JOINT PROXY STATEMENT AND PROSPECTUS

February 14, 2019

Introduction

This joint proxy statement and prospectus (the “Joint Proxy Statement/Prospectus”) is being furnished to shareholders of the series of the Oppenheimer ETF Trust (the “Oppenheimer Trust”) identified on Exhibit A of this Joint Proxy Statement/Prospectus (each an “Oppenheimer ETF” and collectively, the “Oppenheimer ETFs”) in connection with the solicitation by the Board of Trustees of the Oppenheimer Trust (the “Oppenheimer Board”) of proxies to be used at a special joint meeting of the shareholders of the Oppenheimer ETFs, which will be held at 6803 South Tucson Way, Centennial, Colorado on April 12, 2019 at 2:30 p.m., Mountain Time (together with any postponements or adjournments thereof, the “Meeting”). At the Meeting, shareholders of each Oppenheimer ETF are being asked to consider the following proposal:

To approve an Agreement and Plan of Reorganization (the “Agreement”) that provides for the reorganization of each Oppenheimer ETF into a corresponding, newly formed series of the Invesco Exchange-Traded Fund Trust II (“Invesco Trust II”) or the Invesco Exchange-Traded Self-Indexed Fund Trust (“Invesco Self-Indexed Trust”), (each series thereof, an “Invesco ETF”) as set forth below, including: (i) the transfer of all or substantially all of the assets of the Oppenheimer ETF to the Invesco ETF solely in exchange for shares of the Invesco ETF and the assumption by the Invesco ETF of the liabilities of the Oppenheimer ETF, (ii) the distribution of shares of the Invesco ETF to shareholders of the Oppenheimer ETF in complete liquidation of the Oppenheimer ETF; and (iii) the cancellation of the outstanding shares of the Oppenheimer ETF (all of the foregoing being referred to as the “Reorganization” or “Reorganizations”).

This Joint Proxy Statement/Prospectus contains information that shareholders of the Oppenheimer ETFs should know before voting on the proposed Reorganizations that are described herein, and should be retained for future reference. It is both the proxy statement of the Oppenheimer ETFs and also a prospectus for each Invesco ETF, which is a series of either Invesco Trust II or Invesco Self-Indexed Trust, as identified on Exhibit A of this Joint Proxy Statement/Prospectus. Each Oppenheimer ETF and Invesco ETF is an exchange-traded fund (an “ETF”) and a series of an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Invesco Trust II and Invesco Self-Indexed Trust are each referred to in this Joint Proxy Statement/Prospectus individually as an “Invesco Trust,” and collectively as the “Invesco Trusts.” We sometimes refer to the Oppenheimer Trust and Invesco Trusts collectively as the “Trusts,” and to each individually as a “Trust.” We also sometimes refer to the Oppenheimer ETFs and the Invesco ETFs collectively as the “ETFs” or the “Funds,” and to each ETF individually as an “ETF” or a “Fund.”

The Reorganization of each Oppenheimer ETF with and into its corresponding Invesco ETF as described in the Agreement will involve three steps:

•

In accordance with the terms of the Agreement, the transfer by each Oppenheimer ETF of all or substantially all of its assets to the corresponding Invesco ETF in return for the Invesco ETF assuming the liabilities of the Oppenheimer ETF and issuing a number of shares of beneficial interest of the corresponding Invesco ETF (and cash with respect to any fractional shares) equal in value to the value of the shares of each Oppenheimer ETF outstanding immediately prior to the Reorganization;

•

the pro rata distribution of shares of beneficial interest of the Invesco ETF to the shareholders of record of the Oppenheimer ETF as of the Closing Date (and any cash in lieu of any fractional shares), and the termination and cancellation of the outstanding shares of the Oppenheimer ETF held by such shareholders, as permitted by the organizational documents of the Oppenheimer ETF and applicable law; and

•	the liquidation and dissolution of the Oppenheimer ETF in accordance with applicable law.

If shareholders of an Oppenheimer ETF approve the Agreement, and certain other closing conditions are satisfied or waived, you will receive after the closing of the Reorganization (in accordance with the terms of the Agreement) a number of shares of beneficial interest of the corresponding Invesco ETF (and cash with respect to any fractional shares) equal in value to the value of the shares of your Oppenheimer ETF held immediately prior to the Reorganization. Each Reorganization is intended to be a tax-free reorganization for federal income tax purposes, meaning that you should not be required to pay any federal income tax in connection with the Reorganization. No sales charges, redemption fees or minimum investment amounts will be imposed in connection with the Reorganizations.

The Oppenheimer Board has fixed the close of business on January 14, 2019 as the record date (“Record Date”) for the determination of shareholders entitled to notice of, and to vote, at the Meeting. Shareholders of an Oppenheimer ETF on the Record Date will be entitled to one vote for each share of the Oppenheimer ETF held (and a proportionate fractional vote for each fractional share, if any). We intend to mail this Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card on or about February 28, 2019 to all shareholders entitled to vote at the Meeting.

After careful consideration of the proposed Reorganizations, the Oppenheimer Board has unanimously approved the Agreement and each Reorganization and has determined that it is in the best interest of each Oppenheimer ETF and its shareholders.

If shareholders of an Oppenheimer ETF do not approve the Reorganization, the Oppenheimer Board will consider what further action is appropriate.

This Joint Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each Oppenheimer ETF.

Additional information about the Funds is available in the:

•

Prospectuses and Statements of Additional Information dated October 26, 2018, for Oppenheimer Emerging Markets Revenue ETF, Oppenheimer ESG Revenue ETF, Oppenheimer Global ESG Revenue ETF, Oppenheimer Global Revenue ETF, Oppenheimer International Revenue ETF, Oppenheimer Russell 1000® Dynamic Multifactor ETF, Oppenheimer Russell 1000® Low Volatility Factor ETF, Oppenheimer Russell 1000® Momentum Factor ETF, Oppenheimer Russell 1000® Quality Factor ETF, Oppenheimer Russell 1000® Size Factor ETF, Oppenheimer Russell 1000® Value Factor ETF, Oppenheimer Russell 1000® Yield Factor ETF, Oppenheimer Russell 2000® Dynamic Multifactor ETF, Oppenheimer S&P 500 Revenue ETF, Oppenheimer S&P Financials Revenue ETF, Oppenheimer S&P MidCap 400 Revenue ETF, Oppenheimer S&P SmallCap 600 Revenue ETF and Oppenheimer S&P Ultra Dividend Revenue ETF (filed via EDGAR on October 25, 2018, Accession No. 0000728889-18-001677), each as supplemented to date.

•

Prospectus and Statement of Additional Information dated July 27, 2018, for Oppenheimer International Ultra Dividend Revenue ETF and Oppenheimer Emerging Markets Ultra Dividend Revenue ETF (filed via EDGAR on July 27, 2018, Accession No. 0000728889-18-001117), each as supplemented to date.

•

The Oppenheimer ETF Trust Annual Report to Shareholders for the fiscal year ended June 30, 2018, with respect to Oppenheimer Emerging Markets Revenue ETF, Oppenheimer ESG Revenue ETF, Oppenheimer Global ESG Revenue ETF, Oppenheimer Global Revenue ETF, Oppenheimer International Revenue ETF, Oppenheimer Russell 1000® Dynamic Multifactor ETF, Oppenheimer Russell 1000® Low Volatility Factor ETF, Oppenheimer Russell 1000® Momentum Factor ETF, Oppenheimer Russell 1000® Quality Factor ETF, Oppenheimer Russell 1000® Size Factor ETF, Oppenheimer Russell 1000® Value Factor ETF, Oppenheimer Russell 1000® Yield Factor ETF, Oppenheimer Russell 2000® Dynamic Multifactor ETF, Oppenheimer S&P 500 Revenue ETF, Oppenheimer S&P Financials Revenue ETF, Oppenheimer S&P MidCap 400 Revenue ETF, Oppenheimer S&P SmallCap 600 Revenue ETF and Oppenheimer S&P Ultra Dividend Revenue ETF (filed via EDGAR on September 5, 2018, Accession No. 0000891092-18-006373).

•

Prospectus and Statement of Additional Information dated January 25, 2019, for Invesco Exchange-Traded Fund Trust II with respect to Invesco Emerging Markets Revenue ETF, Invesco Emerging Markets Ultra Dividend Revenue ETF, Invesco Global ESG Revenue ETF, Invesco Global Revenue ETF, Invesco International Revenue ETF, Invesco International Ultra Dividend Revenue ETF, Invesco Russell 1000® Low Volatility Factor ETF, Invesco Russell 1000® Momentum Factor ETF, Invesco Russell 1000® Quality Factor ETF, Invesco Russell 1000® Size Factor ETF, Invesco Russell 1000® Value Factor ETF, Invesco Russell 1000® Yield Factor ETF, Invesco S&P 500 Revenue ETF, Invesco S&P Financials Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF (filed via EDGAR on January 25, 2019, Accession No. 0001193125-19-016178).

•

Prospectus and Statement of Additional Information dated January 25, 2019, for Invesco Exchange-Traded Self-Indexed Fund Trust with respect to Invesco ESG Revenue ETF, Invesco Russell 1000® Dynamic Multifactor ETF and Invesco Russell 2000® Dynamic Multifactor ETF (filed via EDGAR on January 25, 2019, Accession No. 001193125-19-016158)

•	The Statement of Additional Information for this Joint Proxy Statement/Prospectus dated February 14, 2019, relating to the Reorganization.

These documents are on file with the Securities and Exchange Commission (the “SEC”). The prospectuses of the Oppenheimer ETFs are incorporated herein by reference and are legally deemed to be part of this Joint Proxy Statement/Prospectus. A copy of the prospectus of each Invesco ETF that corresponds to the Oppenheimer ETF that you own accompanies this Joint Proxy Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Joint Proxy Statement/Prospectus. The Statement of Additional Information (“SAI”) to this Joint Proxy Statement/Prospectus, dated the same date as this Joint Proxy Statement/Prospectus, also is incorporated by reference and deemed to be part of this document, and is available upon oral or written request from the Invesco ETFs at the address and toll-free telephone number noted below. The Oppenheimer ETF prospectuses, the most recent Annual Report to Shareholders, containing audited financial statements for the most recent fiscal year, and the most recent Semi-Annual Report to Shareholders of the Oppenheimer ETFs have been previously mailed to shareholders and are available on Oppenheimer’s web site at www.oppenheimerfunds.com.

Copies of all of these documents are available upon request without charge by writing to or calling:

For Oppenheimer ETF Documents:	For Invesco ETF Documents:
OPPENHEIMER FUNDS	INVESCO FUNDS
6803 South Tucson Way	c/o Invesco Distributors, Inc.
Centennial, Colorado 80112-3924	11 Greenway Plaza, Suite 1000
(800) 225-5677	Houston, Texas 77046-1173
(800) 983-0903

You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing to the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549-0102. Shares of each Oppenheimer ETF also are listed on NYSE Arca, Inc. or Cboe BZX Exchange, Inc. (each, an “Exchange” and collectively, the “Exchanges”), as set forth herein. Copies of the above documents for the Oppenheimer ETFs also may be inspected at the relevant Exchange.

These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of this Joint Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

Exhibits

PROPOSAL:

APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION

Summary

On October 17, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of OppenheimerFunds, Inc. (“Oppenheimer Funds”) and its subsidiaries, including OFI Advisors, LLC (“OFI”) the investment adviser to the Oppenheimer ETFs (collectively, “Oppenheimer”), entered into an agreement with Invesco Ltd. (“Invesco”), a leading independent global investment management company, whereby Invesco will acquire Oppenheimer, MassMutual’s asset management affiliate. In turn, MassMutual and the Oppenheimer Funds’ employee shareholders will receive a combination of common and preferred equity consideration, and MassMutual will become a significant shareholder in Invesco (the “Transaction”). In connection with the Transaction, the Oppenheimer Board was asked to approve the Reorganization of each Oppenheimer ETF into a corresponding Invesco ETF by transferring the assets and liabilities of each Oppenheimer ETF to a newly formed Invesco ETF with substantially similar investment objectives, principal investment strategies and risks as the corresponding Oppenheimer ETF.

On January 11, 2019, the Oppenheimer Board unanimously voted to approve each Reorganization, subject to approval by shareholders of the applicable Oppenheimer ETF the satisfaction and waiver of and other closing conditions. In a Reorganization an Oppenheimer ETF will transfer its assets and liabilities to its corresponding Invesco ETF. The Invesco ETF will then issue shares to the Oppenheimer ETF, which will distribute such shares to the shareholders of the Oppenheimer ETF. Any shares you own of an Oppenheimer ETF at the time of the Reorganization will be cancelled and you will receive after the closing of the Reorganization (in accordance with the terms of the Agreement) a number of shares of beneficial interest of the corresponding Invesco ETF (and cash with respect to any fractional shares) equal in value to the value of the shares of your Oppenheimer ETF held immediately prior to the Reorganization. It is expected that no gain or loss will be recognized by any shareholder of an Oppenheimer ETF in connection with the Reorganization, as discussed below under “Federal Income Tax Consequences.” If approved by shareholders and certain other conditions are satisfied or waived, each Reorganization is expected to occur on or about May 24, 2019.

Reasons for the Reorganization

The Oppenheimer Board considered the Transaction and each proposed Reorganization and concluded that participation in the proposed Reorganization would be in the best interests of each Oppenheimer ETF and that shareholders would not be diluted as a result thereof. In reaching that conclusion, the Oppenheimer Board considered, among other things:

(1) the reputation, financial strength and resources of Invesco, one of the world’s leading independent global investment management firms;

(2) the expectation that there will not be any diminution in the nature, quality and extent of services provided to the Oppenheimer ETFs and shareholders as a result of the Transaction;

(3) the unchanged investment objectives, principal investment strategies and risks of each Oppenheimer ETF after the Transaction;

(4) the lack of material differences between the terms of Invesco Advisers Advisory Agreement and the terms of the current advisory agreements between OFI and the Oppenheimer ETFs;

(5) the fact that the unitary management fee of each Oppenheimer Fund and its corresponding Invesco ETF are the same;

(6) the distribution arrangements and capital markets support that will be available to the Invesco ETFs;

(7) the transition from current service providers to post-Transaction service providers will be managed to assure that it will not have a foreseeable short-term or long-term adverse effect on shareholders;

(8) Invesco has agreed that each Invesco ETF will have a unitary management fee that is no greater than the unitary management for corresponding Oppenheimer ETF fee prior to the Transaction for at least two years from the closing of the Reorganization for that ETF, and, as a result, each Invesco ETF’s total annual fund operating expenses (excluding distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, Acquired Fund Fees and Expenses, if any, and other extraordinary expenses) will be no greater than the total annual fund operating expenses (excluding distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, Acquired Fund Fees and Expenses, if any, and other extraordinary expenses) that would have otherwise been experienced by the Oppenheimer ETF;

(9) Invesco and MassMutual will pay all expenses of the Oppenheimer ETFs in connection with the Transaction;

(10) Shareholders will face no adverse tax consequences as a result of the Transaction; and

(11) Invesco and Oppenheimer have agreed to conduct, and use reasonable best efforts to cause their affiliates to conduct, their respective businesses in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Oppenheimer ETFs.

For a more complete discussion of the factors considered by the Oppenheimer Board in approving the Reorganization, see the section entitled “Board Considerations” in this Joint Proxy Statement/Prospectus.

Comparison of Investment Objectives and Principal Investment Strategies and Risks

Each of the Invesco ETFs was recently created solely to acquire the assets and assume the liabilities of the corresponding Oppenheimer ETF in the Reorganization. Each Invesco ETF’s investment objective, principal investment strategies and risks are substantially similar to those of the corresponding Oppenheimer ETF. The investment objective, principal investment strategies and risks of the Oppenheimer ETF of which you are an owner can be found in the Oppenheimer ETF prospectus. The investment objective, principal investment strategies and risks of the corresponding Invesco ETF can be found in the Invesco ETF’s prospectus, which is enclosed with this Joint Proxy Statement/Prospectus.

The Oppenheimer ETFs and the Invesco ETFs are required by the SEC exemptive orders to invest a minimum amount of their assets in their underlying index. In addition, certain Oppenheimer ETFs and Invesco ETFs are required to invest a minimum amount of their assets in securities connoted by their names. Charts providing a side-by-side comparison these provisions are included in Exhibit D.

Index Provider Information. Each Fund is an “index” ETF and is not actively managed. Specifically, as an index ETF, each Oppenheimer ETF has a substantially similar investment objective to its corresponding Invesco ETF, which is to seek to track the investment results, before fees and expenses, of a specified securities index (each, an “Underlying Index”). The table below lists each pair of corresponding Funds, as well as the Underlying Index that the Oppenheimer ETF currently seeks, and the Invesco ETF will seek, to track:

Oppenheimer ETF	Invesco ETF	Underlying Index	Index Provider
Oppenheimer Emerging Markets Revenue ETF	Invesco Emerging Markets Revenue ETF	OFI Revenue Weighted Emerging Markets Index*	MSCI, Inc.
Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	Invesco Emerging Markets Ultra Dividend Revenue ETF	FTSE Custom Emerging Ultra Dividend Revenue Index	FTSE Russell
Oppenheimer ESG Revenue ETF	Invesco ESG Revenue ETF	OFI Revenue Weighted ESG Index™*	S&P Dow Jones Indices LLC**
Oppenheimer Global ESG Revenue ETF	Invesco Global ESG Revenue ETF	OFI Revenue Weighted Global ESG Index*	MSCI, Inc.
Oppenheimer Global Revenue ETF	Invesco Global Revenue ETF	OFI Revenue Weighted Global Index*	MSCI, Inc.
Oppenheimer International Revenue ETF	Invesco International Revenue ETF	OFI Revenue Weighted International Index*	MSCI, Inc.
Oppenheimer International Ultra Dividend Revenue ETF	Invesco International Ultra Dividend Revenue ETF	FTSE Custom Developed ex US Ultra Dividend Revenue Index	FTSE Russell
Oppenheimer Russell 1000® Dynamic Multifactor ETF	Invesco Russell 1000® Dynamic Multifactor ETF	Russell 1000 OFI Dynamic Multifactor Index*	Frank Russell Company***
Oppenheimer Russell 1000® Low Volatility Factor ETF	Invesco Russell 1000® Low Volatility Factor ETF	Russell 1000 Volatility Factor Index	Frank Russell Company
Oppenheimer Russell 1000® Momentum Factor ETF	Invesco Russell 1000® Momentum Factor ETF	Russell 1000 Momentum Factor Index	Frank Russell Company
Oppenheimer Russell 1000® Quality Factor ETF	Invesco Russell 1000® Quality Factor ETF	Russell 1000 Quality Factor Index	Frank Russell Company
Oppenheimer Russell 1000® Size Factor ETF	Invesco Russell 1000® Size Factor ETF	Russell 1000 Size Factor Index	Frank Russell Company
Oppenheimer Russell 1000® Value Factor ETF	Invesco Russell 1000® Value Factor ETF	Russell 1000 Value Factor Index	Frank Russell Company
Oppenheimer Russell 1000® Yield Factor ETF	Invesco Russell 1000® Yield Factor ETF	Russell 1000 Yield Factor Index	Frank Russell Company
Oppenheimer Russell 2000® Dynamic Multifactor ETF	Invesco Russell 2000® Dynamic Multifactor ETF	Russell 2000 OFI Dynamic Multifactor Index*	Frank Russell Company***
Oppenheimer S&P 500 Revenue ETF	Invesco S&P 500 Revenue ETF	S&P 500 Revenue- Weighted Index	S&P Dow Jones Indices LLC
Oppenheimer S&P Financials Revenue ETF	Invesco S&P Financials Revenue ETF	S&P Financials Sector Revenue- Weighted Index	S&P Dow Jones Indices LLC
Oppenheimer S&P MidCap 400 Revenue ETF	Invesco S&P MidCap 400 Revenue ETF	S&P MidCap 400 Revenue- Weighted Index	S&P Dow Jones Indices LLC
Oppenheimer S&P SmallCap 600 Revenue ETF	Invesco S&P SmallCap 600 Revenue ETF	S&P SmallCap 600 Revenue- Weighted Index	S&P Dow Jones Indices LLC
Oppenheimer S&P Ultra Dividend Revenue ETF	Invesco S&P Ultra Dividend Revenue ETF	S&P 900 Dividend Revenue- Weighted Index	S&P Dow Jones Indices LLC

*

Assuming close of the Reorganization, it is expected that, effective as soon as practicable after the closing, Invesco will work with the respective Index Provider to rename the Underlying Indexes as follows: the OFI Revenue Weighted ESG Index™ will be renamed the Invesco Revenue Weighted ESG Index™; the Russell 1000 OFI Dynamic Multifactor Index will be renamed the Russell 1000 Invesco Dynamic Multifactor Index; OFI Revenue Weighted Emerging Markets Index will be renamed Invesco Revenue Weighted Emerging Markets Index, OFI Revenue Weighted Global ESG Index will be renamed Invesco Revenue Weighted Global ESG Index, OFI Revenue Weighted Global Index will be renamed Invesco Revenue Weighted Global Index, OFI Revenue Weighted International Index will be renamed Invesco Revenue Weighted International Index, and the Russell 2000 OFI Dynamic Multifactor Index will be renamed the Russell 2000 Invesco Dynamic Multifactor Index.

**

Currently, S&P Dow Jones Indices LLC (“S&P Dow Jones”) is the index provider of the Underlying Index. Because OFI Advisors, LLC, owns the Underlying Index, it may be deemed a creator and sponsor of the Underlying Index. Assuming close of the Reorganization, Invesco Indexing LLC (“Invesco Indexing”) will be the index provider for the Underlying Index, and S&P Dow Jones will serve as calculation agent for the Underlying Index.

***

Currently, Frank Russell Company (“Frank Russell”) is the index provider of the Underlying Index. Because Invesco Indexing will provide certain information, as described in the Invesco ETFs’ prospectuses, to the Frank Russell Company, Invesco Indexing will be deemed to be the index provider after closing of the Reorganizations. Frank Russell’s current role with respect to the Underlying Index (i.e., maintaining and compiling the Underlying Index) will remain unchanged.

Each Underlying Index is maintained by its respective index provider. Each Underlying Index has been licensed for use by Oppenheimer (or in the case of OFI Revenue Weighted ESG Index™, is owned by Oppenheimer). Each Oppenheimer ETF is entitled to use its Underlying Index pursuant to a licensing agreement. Assuming shareholders of an Oppenheimer ETF approve the Reorganization and such Reorganization is consummated, the licensing agreement between an index provider and Oppenheimer, with respect to that Oppenheimer ETF, is expected to be assigned to Invesco or an affiliate thereof or Invesco will amend its existing licensing agreement(s) with the index provider to add such ETF, as applicable. (In the case of OFI Revenue Weighted ESG Index™, the index will be provided by Invesco Indexing LLC as noted below.) Each index provider will continue to maintain its respective Underlying Index(es) upon assignment of those agreements, with the changes noted below. Each Invesco ETF, upon commencing operations, will be entitled to use its respective Underlying Index pursuant to a licensing agreement with Invesco Capital Management LLC (“ICM”), the investment adviser to the Invesco ETFs.

Upon consummation of the applicable Reorganization, Invesco Indexing LLC will be the index provider for the Underlying Index of the Invesco ESG Revenue ETF, the Invesco Russell 1000® Dynamic Multifactor ETF, and the Invesco Russell 2000® Dynamic Multifactor ETF. S&P Dow Jones will serve as calculation agent for the Underlying Index of Invesco ESG Revenue ETF. S&P Dow Jones is not affiliated with the Fund or ICM. Frank Russell will maintain and compile the Underlying Index for the Invesco Russell 1000® Dynamic Multifactor ETF and the Invesco Russell 2000® Dynamic Multifactor ETF. Invesco Indexing LLC is affiliated with ICM and the Invesco ETFs’ distributor. (Frank Russell is not affiliated with either ICM or the Invesco ETFs’ distributor.) ICM has in place a code of ethics designed to prevent misuse of non-public index information, and ICM and Invesco Indexing have each implemented significant informational barriers to prevent impermissible sharing of non-public index information.

With respect to all Funds other than the Invesco ESG Revenue ETF, Invesco Russell 1000® Dynamic Multifactor ETF, and the Invesco Russell 2000® Dynamic Multifactor ETF, no entity that creates, compiles, sponsors or maintains an Underlying Index is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Invesco ETFs, Invesco or its affiliates, or a promoter of any Invesco ETF. Invesco maintains physical separation and informational barriers between Invesco Indexing and ICM, and neither Invesco nor any affiliate of Invesco will have any rights to influence the selection of the securities in the Underlying Indexes of those Funds.

Additional information about the index providers, including the methodology used to construct each Underlying Index, can be found in the Invesco ETFs’ prospectuses, which are enclosed with this Joint Proxy Statement/Prospectus.

Risks Associated with the Invesco ETFs

Each Oppenheimer ETF and its corresponding Invesco ETF have substantially similar investment objectives and principal investment strategies and are managed to track the same Underlying Index. As a result, the risks associated with an investment in each Invesco ETF are substantially similar as the risks associated with an investment in the corresponding Oppenheimer ETF, although the Funds may describe such risks somewhat differently. The enclosed prospectuses of the Invesco ETFs contain a discussion of these risks. For more information on the risks associated with an Invesco ETF, see the “Investment Strategies and Risks” section of an Invesco ETF’s SAI. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain a copy of the SAIs.

Comparison of Fundamental and Non-Fundamental Investment Restrictions

The 1940 Act requires, and each of the Oppenheimer ETFs and the Invesco ETFs has, fundamental investment restrictions relating to concentrating in an industry, borrowing, underwriting, making loans, investing in real estate, investing in commodities and issuing senior securities. Fundamental investment restrictions of a fund cannot be changed without shareholder approval. While the wording of the restrictions are different, each Oppenheimer ETF and its corresponding Invesco ETF have substantially similar fundamental investment restrictions. Charts providing a side-by-side comparison of each fundamental and non-fundamental investment restriction can be found in Exhibit E.

Comparison of Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of a Fund. The table compares the annual operating expenses, expressed as a percentage of net assets (“expense ratios”), of each Oppenheimer ETF with the pro forma expense ratios of the corresponding Invesco ETF.

Currently, the Oppenheimer ETFs do not, and the Invesco ETFs will not, charge shareholder fees, which are fees paid directly from your investment. However, most investors will incur customary brokerage commissions when buying or selling shares of a Fund, which are not reflected in the table or the examples that follow. If commissions were included in the table and the examples, the costs shown would be higher. “Annual Fund Operating Expenses” in the table below reflects fees paid out of a Fund’s assets. A shareholder does not pay these fees directly, but these costs are borne indirectly by all shareholders.

Each Invesco ETF’s unitary management fee is equal to the unitary management fee of the corresponding Oppenheimer ETF, and the unitary management fees for both the Oppenheimer ETFs and the Invesco ETFs will contain materially identical exclusions. In addition, ICM has agreed that each Invesco ETF will have a unitary management fee (subject to certain exclusions) that is no greater than the unitary management fee (subject to certain exclusions) of the corresponding Oppenheimer ETFs for at least two years from the closing of the Reorganization for that fund. The annual fund operating expenses shown in the tables below represent annualized expenses for each Oppenheimer ETF for the period ended June 30, 2018. Because each Invesco ETF has not yet commenced operations, expenses for those ETFs are estimated for the current fiscal year. The estimated expenses for each Invesco ETF are calculated and shown on a pro forma basis after giving effect to the proposed Reorganization. The pro forma expense ratios shown project anticipated expenses, but actual expenses may be greater than those shown to account for any expenses outside a Fund’s unitary fee.

	Annual Fund Operating Expenses(1)
Fund Name	Management Fees		Other Expenses		Total Annual Fund Operating Expenses
Oppenheimer Emerging Markets Revenue ETF	0.46	%(2)	0.00%		0.46%
Invesco Emerging Markets Revenue ETF Pro forma	0.46%		0.00%		0.46%
Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	0.46%		0.00	%(3)	0.46%
Invesco Emerging Markets Ultra Dividend Revenue ETF Pro forma	0.46%		0.00%		0.46%
Oppenheimer ESG Revenue ETF	0.40	%(2)	0.00%		0.40%
Invesco ESG Revenue ETF Pro forma	0.40%		0.00%		0.40%
Oppenheimer Global ESG Revenue ETF	0.45	%(2)	0.00%		0.45%
Invesco Global ESG Revenue ETF Pro forma	0.45%		0.00%		0.45%
Oppenheimer Global Revenue ETF	0.43	%(2)	0.00%		0.43%
Invesco Global Revenue ETF Pro forma	0.43%		0.00%		0.43%
Oppenheimer International Revenue ETF	0.42	%(2)	0.00%		0.42%
Invesco International Revenue ETF Pro forma	0.42%		0.00%		0.42%
Oppenheimer International Ultra Dividend Revenue ETF	0.42%		0.00	%(3)	0.42%
Invesco International Ultra Dividend Revenue ETF Pro forma	0.42%		0.00%		0.42%
Oppenheimer Russell 1000® Dynamic Multifactor ETF	0.29%		0.00%		0.29%
Invesco Russell 1000® Dynamic Multifactor ETF Pro forma	0.29%		0.00%		0.29%
Oppenheimer Russell 1000® Low Volatility Factor ETF	0.19%		0.00%		0.19%
Invesco Russell 1000® Low Volatility Factor ETF Pro forma	0.19%		0.00%		0.19%
Oppenheimer Russell 1000® Momentum Factor ETF	0.19%		0.00%		0.19%
Invesco Russell 1000® Momentum Factor ETF Pro forma	0.19%		0.00%		0.19%
Oppenheimer Russell 1000® Quality Factor ETF	0.19%		0.00%		0.19%
Invesco Russell 1000® Quality Factor ETF Pro forma	0.19%		0.00%		0.19%
Oppenheimer Russell 1000® Size Factor ETF	0.19%		0.00%		0.19%
Invesco Russell 1000® Size Factor ETF Pro forma	0.19%		0.00%		0.19%
Oppenheimer Russell 1000® Value Factor ETF	0.19%		0.00%		0.19%
Invesco Russell 1000® Value Factor ETF Pro forma	0.19%		0.00%		0.19%
Oppenheimer Russell 1000® Yield Factor ETF	0.19%		0.00%		0.19%
Invesco Russell 1000® Yield Factor ETF Pro forma	0.19%		0.00%		0.19%
Oppenheimer Russell 2000® Dynamic Multifactor ETF	0.39%		0.00%		0.39%
Invesco Russell 2000® Dynamic Multifactor ETF Pro forma	0.39%		0.00%		0.39%
Oppenheimer S&P 500 Revenue ETF	0.39	%(2)	0.00%		0.39%
Invesco S&P 500 Revenue ETF Pro forma	0.39%		0.00%		0.39%
Oppenheimer S&P Financials Revenue ETF	0.45	%(2)	0.00%		0.45%
Invesco S&P Financials Revenue ETF Pro forma	0.45%		0.00%		0.45%
Oppenheimer S&P MidCap 400 Revenue ETF	0.39	%(2)	0.00%		0.39%
Invesco S&P MidCap 400 Revenue ETF Pro forma	0.39%		0.00%		0.39%
Oppenheimer S&P SmallCap 600 Revenue ETF	0.39	%(2)	0.00%		0.39%
Invesco S&P SmallCap 600 Revenue ETF Pro forma	0.39%		0.00%		0.39%
Oppenheimer S&P Ultra Dividend Revenue ETF	0.39	%(2)	0.00%		0.39%
Invesco S&P Ultra Dividend Revenue ETF Pro forma	0.39%		0.00%		0.39%

(1)

There is no guarantee that actual expenses will be the same as those shown in the table. Pro forma expenses of each Invesco ETF are based on estimated amounts for the current fiscal year. Oppenheimer and Invesco will bear, or will arrange for an entity under common ownership of Oppenheimer or Invesco to bear, 100% of the costs incurred in connection with each Reorganization. Expenses of the Reorganizations have not been reflected in the table above.

(2)	Management Fees have been restated to reflect current fees.

(3)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Expense Example

These Examples are intended to help you compare the costs of investing in an Oppenheimer ETF and Invesco ETF with the cost of investing in other funds. Pro forma combined costs of investing in an Invesco ETF after giving effect to the Reorganization of the corresponding Oppenheimer ETF into the Invesco ETF are also provided. All costs are based upon the information set forth in the fee table above.

The Examples assume that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

Fund name	1 Year	3 Years	5 Years	10 Years
Oppenheimer Emerging Markets Revenue ETF	$47	$148	$258	$579
Invesco Emerging Markets Revenue ETF Pro forma	$47	$148	$258	$579

Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	$47	$148	N/A	N/A
Invesco Emerging Markets Ultra Dividend Revenue ETF Pro forma	$47	$148	N/A	N/A

Oppenheimer ESG Revenue ETF	$41	$128	$224	$505
Invesco ESG Revenue ETF Pro forma	$41	$128	$224	$505

Oppenheimer Global ESG Revenue ETF	$46	$144	$252	$567
Invesco Global ESG Revenue ETF Pro forma	$46	$144	$252	$567

Oppenheimer Global Revenue ETF	$44	$138	$241	$542
Invesco Global Revenue ETF Pro forma	$44	$138	$241	$542

Oppenheimer International Revenue ETF	$43	$135	$235	$530
Invesco International Revenue ETF Pro forma	$43	$135	$235	$530

Oppenheimer International Ultra Dividend Revenue ETF	$43	$135	N/A	N/A
Invesco International Ultra Dividend Revenue ETF Pro forma	$43	$135	N/A	N/A

Oppenheimer Russell 1000® Dynamic Multifactor ETF	$30	$93	$163	$368
Invesco Russell 1000® Dynamic Multifactor ETF Pro forma	$30	$93	$163	$368

Oppenheimer Russell 1000® Low Volatility Factor ETF	$19	$61	$107	$243
Invesco Russell 1000® Low Volatility Factor ETF Pro forma	$19	$61	$107	$243

Oppenheimer Russell 1000® Momentum Factor ETF	$19	$61	$107	$243
Invesco Russell 1000® Momentum Factor ETF Pro forma	$19	$61	$107	$243

Oppenheimer Russell 1000® Quality Factor ETF	$19	$61	$107	$243
Invesco Russell 1000® Quality Factor ETF Pro forma	$19	$61	$107	$243

Oppenheimer Russell 1000® Size Factor ETF	$19	$61	$107	$243
Invesco Russell 1000® Size Factor ETF Pro forma	$19	$61	$107	$243

Oppenheimer Russell 1000® Value Factor ETF	$19	$61	$107	$243
Invesco Russell 1000® Value Factor ETF Pro forma	$19	$61	$107	$243

Oppenheimer Russell 1000® Yield Factor ETF	$19	$61	$107	$243
Invesco Russell 1000® Yield Factor ETF Pro forma	$19	$61	$107	$243

Oppenheimer Russell 2000® Dynamic Multifactor ETF	$40	$125	$219	$493
Invesco Russell 2000® Dynamic Multifactor ETF Pro forma	$40	$125	$219	$493

Oppenheimer S&P 500 Revenue ETF	$40	$125	$219	$493
Invesco S&P 500 Revenue ETF Pro forma	$40	$125	$219	$493

Oppenheimer S&P Financials Revenue ETF	$46	$144	$252	$567
Invesco S&P Financials Revenue ETF Pro forma	$46	$144	$252	$567

Oppenheimer S&P MidCap 400 Revenue ETF	$40	$125	$219	$493
Invesco S&P MidCap 400 Revenue ETF Pro forma	$40	$125	$219	$493

Oppenheimer S&P SmallCap 600 Revenue ETF	$40	$125	$219	$493
Invesco S&P SmallCap 600 Revenue ETF Pro forma	$40	$125	$219	$493

Oppenheimer S&P Ultra Dividend Revenue ETF	$40	$125	$219	$493
Invesco S&P Ultra Dividend Revenue ETF Pro forma	$40	$125	$219	$493

The Example is not a representation of past or future expenses. Each Oppenheimer ETF’s and Invesco ETF’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. For further discussion regarding the Oppenheimer Board’s consideration of the fees and expenses of the ETFs in approving the Reorganizations, see the section entitled “Board Considerations” in this Joint Proxy Statement/Prospectus.

Comparison of Portfolio Managers

The Oppenheimer ETFs are, and the Invesco ETFs will be, managed by a team of investment professionals who are responsible for the day-to-day management of the Funds’ investments. It is anticipated that each Invesco ETF will be managed by its own team of portfolio managers, who are currently associated with Invesco or its affiliates, and such team will differ from the current Oppenheimer ETF portfolio management team. The current portfolio management team for each Oppenheimer ETF and the anticipated portfolio management team for each Invesco ETF are set forth below:

Oppenheimer ETFs	Invesco ETFs
Frank Vallario	Peter Hubbard
Donal Bishnoi	Michael Jeanette
Tony Seisser

As with any portfolio management team substitution, although the portfolio holdings of these Funds may change following their Reorganizations, the ETFs will seek to track the same corresponding Underlying Index, and will be managed according to substantially the same investment objective and principal investment strategies as described in each of their prospectuses.

A description of the employment history of the Oppenheimer portfolio managers can be found in the Oppenheimer ETF prospectus that you received upon purchasing shares in that Oppenheimer ETF and any updated prospectuses that you may have subsequently received. All Invesco ETF prospectuses that accompany this Joint Proxy Statement/Prospectus include a description of the employment history of the Invesco portfolio managers. Invesco ETFs do not have any operating history or performance information and it is expected that upon completion of each proposed Reorganization, each Invesco ETF will continue the historical performance and financial information of its corresponding Oppenheimer ETF.

Comparison of Investment Advisers

OFI Advisors, LLC (“OFI”) is the investment adviser for each Oppenheimer ETF. OFI is a wholly owned subsidiary of OppenheimerFunds, Inc. with its principal office located at 225 Liberty Street, New York, New York 10281. OFI is a diversified asset management company that services retail and institutional accounts, and has more than $213.9 billion in assets under management or supervision as of December 31, 2018. OFI is wholly owned by Oppenheimer Acquisition Corp., a holding company primarily owned by MassMutual, a global, diversified insurance and financial services company.

Invesco is a global investment management company that provides a comprehensive array of investment solutions for retail, institutional and high net worth clients around the world. Invesco operates in 20 countries and its principal U.S. office is located in Atlanta, Georgia.

ICM, a registered investment adviser, serves as the adviser for each Invesco ETF. ICM will manage the investment operations of the Invesco ETFs (upon consummation of the Reorganizations and commencement of operations) and has agreed to perform or arrange for the performance of each Invesco ETF’s day-to-day management pursuant to an investment advisory agreement approved by the Board of Trustees of the Invesco ETFs on December 12, 2018. ICM is located at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. As of as of December 31, 2018, ICM had approximately $105.6 billion in assets under management, and served as sponsor to five U.S. exchange-traded funds organized as unit investment trusts with total assets under management in excess of $61.3 billion. ICM is an indirect, wholly owned subsidiary of Invesco.

Under the current investment advisory agreement between OFI and the Oppenheimer Trust (the “Oppenheimer Advisory Agreement”), OFI manages the investment and reinvestment of assets for each Oppenheimer ETF in accordance with such ETF’s investment objectives, policies and investment restrictions, subject to the review and supervision of the Oppenheimer Board. Except as described below, there are no material differences between the terms of the Oppenheimer Advisory Agreement and the investment advisory agreements between ICM and the Invesco ETFs.

Pursuant to the Oppenheimer Advisory Agreement, each Oppenheimer ETF pays OFI a unitary management fee calculated daily based upon the net assets of each ETF at an annualized rate, and OFI is responsible for all expenses of each Oppenheimer ETF, except the fee payment under the advisory agreement, distribution fees or expenses under the ETFs’ 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokers’ commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the ETFs, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the ETFs’ business.

Pursuant to the investment advisory agreements between ICM and each of Invesco Trust II and Invesco Self-Indexed Trust, each Invesco ETF pays ICM an annual unitary management fee, accrued daily, equal to a percentage of its average daily net assets. Out of the unitary management fee charged to each Fund in Invesco Trust II, ICM pays substantially all expenses of such Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses. Similarly, out of the unitary management fee charged to each Fund in Invesco Self-Indexed Trust, ICM pays substantially all expenses of such Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses (as set forth in the investment advisory agreement between Invesco Self-Indexed Trust and ICM).

A discussion regarding the basis for the Oppenheimer Board’s most recent approval of the Oppenheimer Advisory Agreement will be available in the Oppenheimer ETFs’ Semiannual Report to Shareholders for the period ended December 31, 2018. The previous approval of the Oppenheimer Advisory Agreement can be found in the Oppenheimer ETFs’ Semiannual Report to Shareholders for the period ended December 31, 2017. A discussion regarding the basis for the initial approval of the investment advisory agreements by the Board of Trustees of the Invesco ETFs, will be available in the next shareholder report of each Invesco ETF following the Closing Date.

Cash Sweep Arrangements. The Invesco ETFs, once effective, may invest in money market funds that are managed by affiliates of ICM. The indirect portion of the management fee that an Invesco ETF incurs through such investments is in addition to ICM’s management fee. Therefore, ICM has agreed to waive the management fees it receives in an amount equal to the indirect management fees that each Invesco ETF incurs through its investments in affiliated money market funds (other than investment of cash collateral received through securities lending activities, if any) through at least two years from the Closing Date. However, there is no guarantee that ICM will extend the waiver of the fees past that date. The Oppenheimer ETFs do not have a similar cash sweep arrangement. Each of the Oppenheimer ETFs currently engages in securities lending. The Invesco ETFs are permitted to engage in securities lending and may do so after the Reorganization. Cash collateral received as part of any securities lending activities may be invested in money market funds managed by affiliates of ICM, and as noted above the management fees of the affiliated money market funds related to these investments are not subject to waiver.

Potential Pre-Reorganization Interim Advisory Agreements. The closing of the Transaction will automatically terminate each Oppenheimer ETF’s current investment advisory contract with OFI Advisors under the 1940 Act. If shareholders of an Oppenheimer ETF have not approved the Reorganization of such Oppenheimer ETF by the time of closing of the Transaction, it is anticipated that the Oppenheimer ETF would follow Rule 15a-4 under the 1940 Act, which permits the Oppenheimer Board to approve and enter into an interim investment advisory contract pursuant to which an ICM may serve as the investment adviser to the Oppenheimer ETF for a period not to exceed 150 days following the termination of the current advisory agreement(s) to be able to continue uninterrupted portfolio management services for such Oppenheimer ETF. After the 150-day period has expired, if shareholders of an Oppenheimer ETF have still not approved the Reorganization, the Oppenheimer Board will consider what additional action to take. For more information about the consequences of the failure of shareholders to approve a Reorganization, see “Terms of the Reorganization — Failure to Approve the Reorganization.”

Comparison of Other Service Providers

The following table identifies the principal service providers that service the Oppenheimer ETFs and the Invesco ETFs:

	Oppenheimer ETFs	Invesco ETFs
Administrator:	The Bank of New York Mellon	The Bank of New York Mellon
Transfer Agent:	The Bank of New York Mellon	The Bank of New York Mellon
Custodian:	The Bank of New York Mellon	The Bank of New York Mellon
Distributor:	OppenheimerFunds Distributors, Inc.	Invesco Distributors, Inc.
Auditor:	Cohen & Company, Ltd.	PricewaterhouseCoopers LLP

There are no material differences in the types of services provided by the Invesco ETFs’ service providers and the Oppenheimer ETFs’ services providers.

Comparison of Distribution Arrangements

Each Oppenheimer ETF will be reorganized into a corresponding Invesco ETF, as set forth in Exhibit A of this Joint Proxy Statement/Prospectus. The following section describes, and highlights material differences in, the distribution arrangements and eligibility requirements among the Funds.

Distribution Arrangements. OppenheimerFunds Distributors, Inc. (“OFDI”) acts as the principal underwriter for the Oppenheimer ETFs pursuant to a written distribution agreement. Invesco Distributors, Inc. (“IDI”), a wholly-owned subsidiary of Invesco, is the principal underwriter for the Invesco ETFs pursuant to written distribution agreements with each Invesco Trust. The various distribution agreements provide that OFDI and IDI shall distribute shares of the Oppenheimer ETFs and the Invesco ETFs, respectively, on a continuous basis directly to Authorized Participants, as further described below. (An Authorized Participant or “AP” is defined as either (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation, a clearing agency that is registered with the SEC (the “Clearing Process”); or (ii) a Depository Trust Company (“DTC”) participant that has entered into a participant agreement that has been agreed to by a Fund’s distributor and the transfer agent and the Trust.)

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws for each Trust. The following issues are identical for each Trust: Because new Creation Units (as defined below) of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “1933 Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with a distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters,” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions), and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the 1933 Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act only is available with respect to transactions on a national exchange.

Class Structure. Each Oppenheimer ETF and each Invesco ETF offer only one class of shares.

Eligibility requirements. The purchase and redemption procedures for the Oppenheimer ETFs and the Invesco ETFs are materially the same: shares of each ETF may be purchased and redeemed only by an Authorized Participant (as defined below) at net asset value (“NAV”) and only in a large specified number of shares called a “Creation Unit.” Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, are Authorized Participants and therefore eligible to purchase shares of a Fund directly from the Fund. Most investors will buy and sell shares of each Fund in secondary market transactions through brokers during the trading day, like other publicly traded securities.

Distribution Plans and Service Plans. The Oppenheimer ETFs have adopted a distribution and service plan (the “Oppenheimer Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act to compensate persons who provide certain marketing or distribution-related services for the Oppenheimer ETFs. The Oppenheimer Distribution Plan provides for payments at an annual rate of up to 0.25% of each ETF’s average daily net assets. The Oppenheimer Distribution Plan was adopted in order to permit the implementation of each ETF’s method of distribution. However, the Oppenheimer Board has not authorized the Oppenheimer ETFs to pay fees under the Oppenheimer Distribution Plan at this time. The Invesco ETFs have not adopted a distribution plan.

Initial Sales Charges. Neither the Oppenheimer ETFs nor the Invesco ETFs impose initial sales charges. Authorized Participants purchase shares of the Funds only in Creation Units at NAV. However, purchases of Creation Units are subject to transaction fees payable by the Authorized Participants. Additional information about such transaction fees is available in the Oppenheimer ETFs’ and Invesco ETFs’ respective SAIs. A chart providing a side-by-side comparison of the transaction fees charged by the Oppenheimer ETFs, and the transaction fees proposed to be charged by the Invesco ETFs is included in Exhibit F.

Because an ETF’s individual shares trade at market prices on the secondary market, an investor may not purchase shares of a Fund at NAV. At any given time, shares of an ETF may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). When buying or selling shares on a secondary market exchange through a broker, an investor will incur customary brokerage commissions and charges, and may pay some or all of the spread between the bid and the offered prices in the secondary market for shares.

Contingent Deferred Sales Charges. As noted above, an investor may not redeem individual shares of an ETF directly to a Fund. Given the method by which ETF shares are traded, neither the Oppenheimer ETFs nor the Invesco ETFs impose contingent deferred sales charges. However, an ETF may impose transaction fees on redemptions by Authorized Participants. Additional information about such fees is available in the Oppenheimer ETFs’ and Invesco ETFs’ respective SAIs, and in Exhibit F.

Comparison of Purchase and Redemption Procedures

Purchase Procedures. As noted above in the section “Comparison of Distribution Arrangements — Eligibility Requirements,” the purchase procedures employed by the Oppenheimer ETFs and the Invesco ETFs are materially the same: Shares of the Funds may be purchased and redeemed from such Fund at NAV only in Creation Units, or multiples thereof, by Authorized Participants. To be eligible to purchase a Creation Unit of a Fund, an entity must be an Authorized Participant or an “AP.” These processes are substantially similar for both the Oppenheimer ETFs and Invesco ETFs.

For each ETF (except the Oppenheimer Emerging Markets Revenue ETF, Oppenheimer Global Revenue ETF and Oppenheimer International Revenue ETF and their corresponding Invesco ETFs) a Creation Unit consists of 50,000 shares. For the Oppenheimer Emerging Markets Revenue ETF, Oppenheimer Global Revenue ETF and Oppenheimer International Revenue ETF and their corresponding Invesco ETFs, a Creation Unit consists of 100,000 shares. Each Invesco ETF may change the size of a Creation Unit after the Reorganization. Each Fund may sell shares to APs in Creation Units on any Business Day after the AP submits a “creation order” in proper form pursuant to the terms of its participant agreement. A “Business Day” with respect to a Fund is, generally, any day on which the New York Stock Exchange (“NYSE”) is open for business. Creation Units generally are issued and redeemed in-kind, in exchange for the deposit or delivery of a basket of securities representative of the securities included in a Fund’s Underlying Index. However, each Fund also may issue Creation Units in exchange partially or principally for cash.

Retail investors may not purchase shares directly from a Fund. Rather, individual shares of each ETF are bought and sold in secondary market transactions throughout the trading day through a broker-dealer like other publicly traded securities. Shares of each Oppenheimer ETF are listed, and shares of the corresponding Invesco ETFs following the Reorganization will be listed, on an Exchange as set forth below, under the following ticker symbols (which are not expected to change following the Reorganizations):

Oppenheimer ETF	Invesco ETF	Ticker Symbol	Exchange
Oppenheimer Emerging Markets Revenue ETF	Invesco Emerging Markets Revenue ETF	REEM	Cboe BZX Exchange, Inc.
Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	Invesco Emerging Markets Ultra Dividend Revenue ETF	REDV	NYSE Arca, Inc.
Oppenheimer ESG Revenue ETF	Invesco ESG Revenue ETF	ESGL	NYSE Arca, Inc.
Oppenheimer Global ESG Revenue ETF	Invesco Global ESG Revenue ETF	ESGF	NYSE Arca, Inc.
Oppenheimer Global Revenue ETF	Invesco Global Revenue ETF	RGLB	Cboe BZX Exchange, Inc.
Oppenheimer International Revenue ETF	Invesco International Revenue ETF	REFA	Cboe BZX Exchange, Inc.
Oppenheimer International Ultra Dividend Revenue ETF	Invesco International Ultra Dividend Revenue ETF	RIDV	NYSE Arca, Inc.
Oppenheimer Russell 1000® Dynamic Multifactor ETF	Invesco Russell 1000® Dynamic Multifactor ETF	OMFL	Cboe BZX Exchange, Inc.
Oppenheimer Russell 1000® Low Volatility Factor ETF	Invesco Russell 1000® Low Volatility Factor ETF	OVOL	Cboe BZX Exchange, Inc.
Oppenheimer Russell 1000® Momentum Factor ETF	Invesco Russell 1000® Momentum Factor ETF	OMOM	Cboe BZX Exchange, Inc.
Oppenheimer Russell 1000® Quality Factor ETF	Invesco Russell 1000® Quality Factor ETF	OQAL	Cboe BZX Exchange, Inc.
Oppenheimer Russell 1000® Size Factor ETF	Invesco Russell 1000® Size Factor ETF	OSIZ	Cboe BZX Exchange, Inc.
Oppenheimer Russell 1000® Value Factor ETF	Invesco Russell 1000® Value Factor ETF	OVLU	Cboe BZX Exchange, Inc.
Oppenheimer Russell 1000® Yield Factor ETF	Invesco Russell 1000® Yield Factor ETF	OYLD	Cboe BZX Exchange, Inc.
Oppenheimer Russell 2000® Dynamic Multifactor ETF	Invesco Russell 2000® Dynamic Multifactor ETF	OMFS	Cboe BZX Exchange, Inc.
Oppenheimer S&P 500 Revenue ETF	Invesco S&P 500 Revenue ETF	RWL	NYSE Arca, Inc.
Oppenheimer S&P Financials Revenue ETF	Invesco S&P Financials Revenue ETF	RWW	NYSE Arca, Inc.
Oppenheimer S&P MidCap 400 Revenue ETF	Invesco S&P MidCap 400 Revenue ETF	RWK	NYSE Arca, Inc.
Oppenheimer S&P SmallCap 600 Revenue ETF	Invesco S&P SmallCap 600 Revenue ETF	RWJ	NYSE Arca, Inc.
Oppenheimer S&P Ultra Dividend Revenue ETF	Invesco S&P Ultra Dividend Revenue ETF	RDIV	NYSE Arca, Inc.

Investment Minimums. Unless imposed by the broker, there is no minimum dollar amount that a shareholder must invest in an ETF and no minimum number of shares of an ETF that a shareholder must buy on an Exchange. As discussed above, APs purchasing shares of an ETF directly from such ETF must purchase a minimum number of shares in the form of specified Creation Units.

Redemption Procedures. The redemption procedures employed by the Oppenheimer ETFs and the Invesco ETFs are substantially similar. Shares may be redeemed only in Creation Units at their NAV next determined after receipt by a Fund of a redemption request submitted in proper form by an AP on a Business Day. A Fund will not redeem shares in amounts less than a Creation Unit. Investors may not redeem individual shares directly to a Fund.

Redemption Fees. Neither the Oppenheimer ETFs nor the Invesco ETFs impose redemption fees. However, as noted above, each Fund may impose redemption transaction fees in connection with an AP’s redemption of a Creation Unit. Shares of the Invesco ETFs that are distributed in connection with a Reorganization will not be subject to a redemption fee. Shares of the Invesco ETFs purchased by APs after the Reorganizations will be subject to the Invesco ETFs’ creation and redemption fees; however, as discussed above, such fees are not imposed on purchases of ETF shares by individual shareholders on an Exchange.

For more information on the processes and procedures for APs to purchase and redeem Creation Units (including, as applicable, the imposition of creation and redemption transaction fees, and the ability to place creation and redemption orders through and outside the Clearing Process), see the Oppenheimer ETFs’ prospectuses and SAIs, as well as the Invesco ETFs’ prospectuses and SAIs. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of the prospectuses and SAIs.

Exchange Privileges. Neither the Oppenheimer ETFs nor the Invesco ETFs have any exchange privileges.

Comparison of Dividend and Distribution Policies and Fiscal Years

Dividend and Distribution Policies. Each Oppenheimer ETF and its corresponding Invesco ETF have similar policies regarding the payment of dividends and distributions. Each Oppenheimer ETF may declare and pay dividends of net investment income, if any, with the same frequency, which is either monthly, quarterly, semi-annually or annually (as set forth in such Oppenheimer ETF’s prospectus), and may declare and pay capital gains distributions, if any, at least annually.

The Invesco ETFs intend to declare and pay dividends of net investment income to shareholders and capital gains distributions with the same frequency as their corresponding Oppenheimer ETFs. Both the Oppenheimer ETFs and the Invesco ETFs may also declare and pay capital gains distributions more than once per year as permitted by law. The Oppenheimer ETFs and the Invesco ETFs have the same policy with respect to dividend reinvestment: no reinvestment service is provided by a Fund. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of shares for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables.

Additional information regarding the dividend and distribution policies of the Oppenheimer ETFs and the Invesco ETFs is available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of the prospectuses.

Fiscal Years. Each Invesco ETF has the same fiscal year as its corresponding Oppenheimer ETF. As a result, the Invesco ETFs will deliver annual and semi-annual shareholder reports and updated prospectuses about the same time of the year as the Oppenheimer ETFs delivered this information. Fiscal year ends may change after the Closing (defined below), in compliance with applicable laws.

Comparison of Business Structures, Shareholder Rights and Applicable Law

The Funds are open-end, management investment companies registered under the 1940 Act. Each Oppenheimer ETF is a series of the Oppenheimer Trust, which is a Delaware Statutory Trust (a “DST”) governed by the Delaware Statutory Trust Act (the “DE Statute”). As set forth in Exhibit A, certain of the Invesco ETFs are series of Invesco Self-Indexed Trust, which also is a DST governed by the DE Statute, whereas the other Invesco ETFs are series of Invesco Trust II, which is organized as a Massachusetts business trust (a “MBT”). If shareholders of an Oppenheimer ETF approve the Reorganization, that Oppenheimer ETF will reorganize into its corresponding Invesco ETF; for those Invesco ETFs in Invesco Trust II, this means that shareholders will own shares of an ETF governed by Massachusetts law rather than the DE Statute.

A DST is formed by the filing of a certificate of trust with the Delaware Secretary of State. A DST is an unincorporated association organized under the DE Statute. A MBT is created by the trustees’ execution of a written declaration of trust. A MBT is required to file the declaration of trust with the Secretary of the Commonwealth of Massachusetts and with the clerk of every city or town in Massachusetts where the trust has a usual place of business. A MBT is a voluntary association with transferable shares of beneficial interests, organized under Massachusetts law.

While the operations of a DST are governed by Delaware law and the fund’s declaration of trust and by-laws or similar instruments, a fund organized as a MBT is governed by the fund’s declaration of trust and by-laws or similar instruments, and the power and authority to manage such a fund and its affairs reside with its trustees. A MBT is considered to be a hybrid, having characteristics of both corporations and common law trusts. The rights of shareholders of a fund organized as a MBT generally are limited to those provided to the shareholders in the fund’s declaration of trust or similar instrument, rather than by statute. Massachusetts law does not specify what information must be contained in the declaration of trust.

In general, the laws governing DSTs and MBTs have similar effect, but they differ in certain respects. For example, the DE Statute provides guidance and offers a significant amount of operational flexibility to DSTs, whereas Massachusetts law is silent on many of the salient features of a MBT. The material differences in rights provided for in the respective governing instruments of these entities, as well as the governing state laws of the Oppenheimer ETFs and the corresponding Invesco ETFs, are discussed below. Although the following discussion contains information about certain important provisions of the governing documents and laws of each Oppenheimer ETF and its corresponding Invesco ETF, it is not a complete description thereof. Further information about each ETF’s governance structure is contained in the ETF’s respective SAI and its governing documents, all of which are on file with the SEC.

Organization and Governing Law. The Oppenheimer Trust is a DST organized pursuant to the DE Statute on December 11, 2006. Each Oppenheimer ETF, as a series of the Oppenheimer Trust, is governed by the Oppenheimer Trust’s Amended and Restated Agreement and Declaration of Trust (the “Oppenheimer Trust Declaration”) and its Amended and Restated By-Laws (collectively with the Oppenheimer Trust Declaration, the “Oppenheimer Governing Instruments”), and its business and affairs are managed under the supervision of the Oppenheimer Board.

Invesco Self-Indexed Trust is a DST organized pursuant to the DE Statute on October 30, 2015. Each Invesco ETF that is a series of Invesco Self-Indexed Trust (as set forth in Exhibit A) is governed by Invesco Self-Indexed Trust’s Agreement and Declaration of Trust (the “Invesco Self-Indexed Trust Declaration”) and its Amended and Restated By-Laws (together with the Invesco Self-Indexed Trust Declaration, the “Invesco Self-Indexed Trust Governing Instruments”), and its business affairs are managed under the supervision of the Board of Trustees of Invesco Self-Indexed Trust.

Invesco Trust II is a MBT organized on October 10, 2006. Each Invesco ETF that is a series of Invesco Trust II (as set forth in Exhibit A) is governed by Invesco Trust II’s Declaration of Trust (the “Invesco Trust II Declaration”) and its Amended and Restated By-Laws (collectively with the Invesco Trust II Declaration, the “Invesco Trust II Governing Instruments”), and its business and affairs are managed under the supervision of the Board of Trustees of Invesco Trust II. The Invesco Trust II Governing Instruments and the Invesco Self-Indexed Governing Instruments are sometimes referred to herein, collectively, as the “Invesco Governing Instruments.” The Invesco Governing Instruments and the Oppenheimer Governing Instruments are referred to collectively as the “Governing Instruments.”

Even though some of the Oppenheimer ETFs and Invesco ETFs are organized under different state laws, all of the Funds are subject to the federal securities laws, including the 1940 Act, and the rules and regulations promulgated by the SEC thereunder.

Shares. The Board of each Trust has the power to issue shares without shareholder approval. The number of shares authorized by each of the Oppenheimer Trust and each Invesco Trust is unlimited. The shares issued by the Oppenheimer Trust shall be without par value, and the shares issued by each Invesco Trust may be with or without par value. Each Board may authorize the division of shares into separate and distinct series of shares, or “funds,” as well as into separate classes thereof. Each Board also may from time to time divide or combine the shares of any Fund into a greater or lesser number.

Each share of a Fund issued pursuant to the terms of the Fund’s Governing Instruments are fully paid and non-assessable. Such shares also have no preemptive or subscription rights and are freely transferable. Each share of an Oppenheimer ETF and an Invesco ETF represents an equal interest in such Fund. Shares of each Fund are entitled to receive its pro rata share of distributions of income and capital gains, if any, made with respect to that Fund as are declared by its Board. Such distributions may be in cash, in kind or in additional Fund shares. In any liquidation of an Oppenheimer ETF or an Invesco ETF, each shareholder is entitled to receive his or her pro rata share of the net assets of the Fund, after satisfaction of all outstanding liabilities and expenses of the Fund.

Shareholder Meetings and Rights of Shareholders to Call a Meeting. Neither the Oppenheimer ETFs nor the Invesco ETFs are required to hold annual meetings of shareholders under the laws of Delaware or Massachusetts, as applicable, or their respective Governing Instruments.

The Governing Instruments of the Oppenheimer Trust provide that meetings of shareholders may be called at any time by the Oppenheimer Board, the Chairperson of the Oppenheimer Board or the president of the Oppenheimer Trust, for the purpose of taking action upon any matter deemed by the Oppenheimer Board to be necessary or desirable. In addition, the Oppenheimer Governing Instruments provide that shareholders may call a special meeting of shareholders for the purpose of electing any Trustee upon the request of shareholders owning at least 10% of the outstanding shares entitled to vote (provided the shareholders requesting the meeting pay the reasonable estimated cost of preparing and mailing the notice). No shareholder meeting will be called upon the request of shareholders to consider any matter which is substantially similar as a matter voted upon at any meeting of the shareholders held during the preceding 12 months, unless requested by the holders of a majority of all shares entitled to be voted at such meeting.

With respect to each Invesco Trust, a meeting of shareholders may be called by the Secretary at any time whenever ordered by (i) a majority of Trustees then in office, (ii) the chairperson, or (iii) the Invesco Trust’s president. Additionally, the Invesco Governing Instruments provide that meetings of the shareholders shall be called by the secretary upon the written request of the shareholders holding not less than one-third of the outstanding shares entitled to vote on the matters specified in such written request, provided that (1) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (2) the shareholders requesting such meeting shall have paid to an Invesco Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such shareholders. However, shareholders shall not have the power to vote on any matter except: (i) for the election or removal of Trustees to the extent and as provided in the Invesco Governing Instruments, and (ii) with respect to such additional matters relating to an Invesco Trust as may be required by law or as the Trustees may consider and determine necessary or desirable.

Submission of Shareholder Proposals. The Oppenheimer Trust’s Governing Instruments do not include provisions requiring that an Oppenheimer ETF shareholder provide notice to the Oppenheimer ETF in advance of a shareholder meeting to enable the shareholder to present a proposal at such meeting, although the federal securities laws, which apply to all of the Oppenheimer ETFs and the Invesco ETFs, require that certain conditions be met to present any proposals at shareholder meetings. The By-Laws of each Invesco Trust provide that for any matter to be properly before any meeting of shareholders, the matter must be either specified in the notice of meeting or otherwise brought before the meeting by or at the direction of the Chair or other presiding officer. Except as required by federal law, only matters proposed by the Trustees may be included in an Invesco Trust’s proxy materials.

Quorum. Under the DE Statute, a fund’s governing document may set forth any provision relating to quorum requirements at meetings of shareholders. For each Oppenheimer ETF, 40% of the outstanding shares entitled to vote at a shareholders’ meeting, which are present in person or represented by proxy, shall constitute a quorum at the shareholders’ meeting, except when a larger quorum is required by the Oppenheimer Governing Instruments, applicable law or the requirements of any securities exchange on which such ETF’s shares are listed for trading, in which case such quorum shall comply with those requirements. Invesco Self-Indexed Trust’s Governing Instruments provide that shareholders of one-third of the outstanding shares entitled to vote of such Fund present in person or by proxy at the meeting shall constitute a quorum. Massachusetts law does not prescribe quorum requirements at meetings of shareholders of a MBT. For Invesco Trust II, a quorum will exist if shareholders of one-third of the outstanding shares entitled to vote of such ETF are present at the meeting in person or by proxy.

Number of Votes; Aggregate Voting. The Governing Instruments of the Oppenheimer Trust and the Invesco Trusts each provide that each shareholder is entitled to one vote for each whole share held, and a fractional vote for each fractional share held. The Governing Instruments of the Oppenheimer Trust and the Invesco Trusts also state that shareholders are not entitled to cumulative voting in the election of Trustees or on any other matter submitted to a vote of shareholders.

The Governing Instruments of each of the Oppenheimer Trust and the Invesco Trusts generally provide that all shares of such Trust shall be voted together, except (i) when required by the 1940 Act to be voted by individual series, and (ii) when the matter affects only the interests of shareholders of one or more series. In such cases, only the shareholders of the affected ETFs are entitled to vote on such matters.

Right to Vote. The 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters: specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental. Shareholders of each Fund also have the right to vote on certain matters affecting the Fund under their respective Governing Instruments and applicable state law. The following summarizes the matters on which Fund shareholders have a right to vote as well as the minimum shareholder vote required to approve the matter. Where referenced below, the phrase “Majority Shareholder Vote” means the vote required by the 1940 Act, which is the lesser of (a) 67% or more of the shares present or represented by proxy at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.

Election and Removal of Trustees. The shareholders of all Funds are entitled to vote, under certain circumstances, for the election and the removal of Trustees. For all Funds, Trustees are elected by a plurality vote (i.e., the nominees receiving the greatest number of votes are elected). For all Oppenheimer ETFs, any Trustee may be removed by the Board of Trustees, by action of a majority of the Trustees then in office, or by a vote of a majority of the outstanding shares of such Oppenheimer Trust at any meeting called for that purpose. For the Invesco ETFs, a Trustee may be removed by a vote of not less than two-thirds of the outstanding shares of an Invesco Trust, by a vote on not less than two-thirds of the other Trustees, or by a majority of the Trustees in the case of illness, incapacity, or injury.

Amendment of Governing Instruments. Generally, the Trustees of each Trust have the right to amend, from time to time, the Governing Instruments for the Trusts. The Oppenheimer Trust Declaration and By-Laws may be restated and/or amended by a majority of the Trustees. The Oppenheimer By-Laws may be amended, restated or repealed by the affirmative vote of a majority of votes cast at a shareholders’ meeting called for that purpose where a quorum is present. Similarly, shareholders may amend and/or restate the Oppenheimer Trust Declaration to the extent required by the Declaration, the 1940 Act or the requirements of any securities exchange on which shares of an Oppenheimer ETF are listed for trading, upon the affirmative vote of a majority of votes cast at a shareholders’ meeting called for that purpose. Each of the Invesco Trust II Declaration and Invesco Self-Indexed Declaration may be amended by a majority of the Trustees of such Trust, provided that any amendment to the Trustees’ rights under the respective Invesco Trust Declaration requires the vote of two-third of the Trustees. Also, an amendment may not impair the exemption from personal liability of shareholders, Trustees, officers and certain other specified parties or limit the indemnification or insurance under the Declaration provided to those persons. The Trustees of each Invesco Trust have the exclusive power to amend that Trust’s By-Laws.

Mergers and Reorganizations. The Oppenheimer Trust Declaration provides that a majority of the Trustees may cause the Oppenheimer Trust to merge or consolidate with or into one or more other business entities, or authorize the Oppenheimer Trust to sell, convey and transfer all or substantially all of the assets of the Trust, or all or substantially all of the assets associated with any one or more series, to any one or more entities or series or classes thereof, upon such terms and conditions and for such consideration (which may include the assumption of some or all of the outstanding liabilities associated with the Oppenheimer Trust or such series or class). Any such merger, consolidation, sale, conveyance or transfer shall not require a shareholder vote unless required by the 1940 Act. Similarly, the Invesco Trust II Declaration permits the Trustees, without shareholder vote, to authorize Invesco Trust II, or any series thereof, to sell, lease, transfer, pledge, exchange, convey or dispose of all or substantially all of the Trust’s property (or all or substantially all of the Trust property allocated or belonging to a particular series), including its good will, to any one or more business trusts or other business entities or series or classes thereof (including another series of the Trust) upon such terms and conditions and for such consideration (which may include the assumption of some or all of the outstanding obligations and liabilities, accrued or contingent, whether known or unknown, of the Trust or such series or class). The Invesco Self-Indexed Trust Declaration also permits various transactions without shareholder vote. As with Invesco Trust II, the Trustees of Invesco Self-Indexed Trust may authorize the Trust, or any series or class thereof, to sell, lease, transfer, pledge, exchange, convey or dispose of all or substantially all of the Trust property (or all or substantially all of the Trust property allocated or belonging to a particular series or class), including its good will, to any one or more business or statutory trusts or other business entities or series or classes thereof (including another series or class of the Trust) upon such terms and conditions and for such consideration (which may include the assumption of some or all of the outstanding obligations and liabilities, accrued or contingent, whether known or unknown, of the Trust or such series or class).

Liquidation of a Fund. The Oppenheimer Trust and each Invesco Trust, including each of their respective series, shall have perpetual existence. The Trustees of the Invesco Trusts may terminate a Trust or any Invesco ETF without a shareholder vote. The Oppenheimer Trust (or a particular series thereof) may be dissolved: (i) without a shareholder vote, at the discretion of the Oppenheimer Board at any time there are no shares outstanding or upon prior written notice to the shareholders, (ii) upon the vote of the holders of not less than a majority of the shares of the Trust (or series), or (iii) upon the occurrence of a “dissolution or termination event,” as set forth in the Oppenheimer Trust Declaration.

Liability of Shareholders. Under the DE Statute, except to the extent otherwise provided in the governing document of a DST, shareholders of a DST are entitled to the same limitation of personal liability extended to shareholders of a private corporation organized for profit under the General Corporation Law of the State of Delaware. Consistent with the DE Statute, the Oppenheimer Trust Declaration generally provides that shareholders will not be personally liable for the obligations of the Trust or any series. Similar statutory or other authority limiting statutory trust shareholder liability does not apply in many other states, however, and a shareholder subject to proceedings in courts in other states, which may not apply Delaware law, may be subject to liability. To guard against this risk, the Oppenheimer Trust Declaration contains a provision addressing indemnification of shareholders, which expressly disclaims shareholder liability for acts of the Oppenheimer Trust and provides for shareholder indemnification out of the Trust if any shareholder is personally held liable for the obligations of the Trust.

The Invesco Self-Indexed Trust Declaration provides that shareholders will not be personally liable for any debt, liability or obligation of the Trust or any series thereof, and it provides for shareholder indemnification out of the Trust if any shareholder is personally held liable for the obligations of the Trust.

Massachusetts law does not include an express provision relating to the limitation of liability of the shareholders of a MBT. The shareholders of a MBT potentially could be held personally liable for the obligations of the trust, notwithstanding an express provision in the governing document stating that the shareholders are not personally liable in connection with trust property or the acts, obligations or affairs of the MBT. Similar to the Invesco Self-Indexed Trust Declaration, the Invesco Trust II Declaration does provide that shareholders will not be personally liable for any debt, liability or obligation of the Trust, or any series thereof, and it provides for shareholder indemnification out of the Trust if any shareholder is personally held liable for the obligations of the Trust.

Liability of Trustees and Officers. Consistent with the 1940 Act, the Governing Instruments for all the Trusts generally provide that no Trustee, officer, employee or agent of the Trusts shall be subject to any personal liability in connection with the assets or affairs of the Funds, except for liability arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office or the discharge of his or her functions (“Disqualifying Conduct”).

Indemnification. The Oppenheimer Trust Declaration generally requires the Oppenheimer Trust to indemnify, out of the Trust’s property, to the fullest extent permitted under applicable law, any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is or was a Trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or other agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise (collectively, an “Oppenheimer Trust Covered Person”). Each Oppenheimer Trust Covered Person will be indemnified against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if such Oppenheimer Trust Covered Person acted in good faith (or in the case of a criminal proceeding, had no reasonable cause to believe such conduct was unlawful). However, there shall be no right to indemnification for any liability arising by reason of the Oppenheimer Trust Covered Person’s Disqualifying Conduct, as that term is defined in the Governing Documents. Additionally, subject to certain conditions set forth in the Oppenheimer Trust Declaration, expenses incurred by an Oppenheimer Trust Covered Person in defending any proceeding may be advanced by the Oppenheimer Trust before the final disposition of the proceeding on receipt of an undertaking by or on behalf of the Oppenheimer Trust Covered Person to repay the amount of the advance if it shall be determined ultimately that the Oppenheimer Trust Covered Person is not entitled to be indemnified.

Each Invesco Trust’s Declaration indemnifies every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (collectively, an “Invesco Covered Person”), shall be indemnified by an Invesco Trust to the fullest extent permitted by law against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him or her in settlement thereof. However, no indemnification shall be provided to an Invesco Covered Person to the extent such indemnification is prohibited by applicable federal law. Subject to applicable federal law and to certain conditions contained in each Invesco Trust’s Declaration, the Invesco Trust will advance to an Invesco Covered Person such expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification in advance of the proceeding’s final disposition. However, no Invesco Covered Person shall be indemnified for any expenses, judgments, fines, amounts paid in settlement, or other liability or loss arising by reason of his or her Disqualifying Conduct.

Terms of the Reorganization

The terms and conditions under which each Reorganization may be consummated are set forth in the Agreement, a copy of which is attached as Exhibit G to this Joint Proxy Statement/Prospectus. Significant provisions of the Agreement are summarized below.

With respect to each Reorganization, if shareholders of the Oppenheimer ETF approve the Agreement and other closing conditions are satisfied or waived (to the extent legally permissible), the assets (as defined in the Agreement) of the Oppenheimer ETF will be delivered to the Invesco ETF’s custodian for the account of the Invesco ETF in exchange for the assumption by the Invesco ETF of the liabilities (as defined in the Agreement) of the Oppenheimer ETF and the delivery by the Invesco ETF to the Oppenheimer ETF of a number of shares of the Invesco ETF having an aggregate NAV equal to the value of the net assets of the Oppenheimer ETF so transferred, all determined and adjusted as provided in the Agreement. The number of Invesco ETF shares issued in exchange for the Oppenheimer ETF’s net assets shall equal the number of shares of the Oppenheimer ETF outstanding as of the Closing Date.

Each Oppenheimer ETF and Invesco ETF has made representations and warranties in the form of the Agreement attached as Exhibit G that are customary in matters such as the Reorganizations. These representations and warranties were made solely for the benefit of the parties to the Agreement and (i) were not intended to be treated as categorical statements of fact, but rather as a way of allocating the risk to one of the parties if those statements prove to be inaccurate; (ii) may have been qualified in the Agreement by disclosures that were made in connection with the negotiation of the Agreement; (iii) may apply contract standards of “materiality” that are different from “materiality” under the applicable securities laws; and (iv) were made only as of the date of the Agreement or such other dates as may be specified in the Agreement.

If shareholders approve the Reorganizations and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur within a reasonable period thereafter (the “Closing Date”). The Closing of the Reorganizations shall take place as of the later of 7:01 p.m. Eastern Time or the finalization of the Oppenheimer ETF’s NAV on the Closing Date, unless otherwise agreed to by the parties. The valuation of an Oppenheimer ETF’s assets shall be immediately after the close of regular trading on the NYSE on the Closing Date on the basis of values calculated as of the close of regular trading on the NYSE on the Closing Date. The consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization. As a result, the Reorganizations may close at different times if, for example, shareholders of one or more Oppenheimer ETFs have not approved their respective Reorganizations at the time of the closing of the Transaction. In addition, the parties may choose to delay the consummation of a Reorganization that shareholders have approved so that all or substantially all of the Reorganizations are consummated at the same time. On or before the Closing Date, some securities held by certain Oppenheimer ETFs may be unable to be transferred to the corresponding Invesco ETF due to foreign regulatory restrictions or other impediments to transfer. If this occurs, management of each such Oppenheimer ETF and its corresponding Invesco ETF will take steps to minimize any portfolio disruption by seeking alternative investment exposure to those positions, however in the unlikely event alternate investment approaches are unavailable, an affected fund may temporarily deviate from its investment strategy with respect to these select securities, and may incur certain related costs.

For a description of the vote required to approve the Agreement, see “Vote Necessary to Approve the Agreement” section of this Joint Proxy Statement/Prospectus. Following receipt of the requisite shareholder vote in favor of a Reorganization and prior to the opening of trading on the NYSE next following the Closing Date, an Oppenheimer ETF will distribute to its shareholders of record the shares of the Invesco ETF received by the Oppenheimer ETF, on a pro rata basis. Additionally, as soon as reasonably practicable after the Closing, the outstanding shares of the Oppenheimer ETF will be redeemed and cancelled as permitted by, and in accordance with, its Governing Instruments and applicable law, and the Oppenheimer ETF will, as promptly as practicable, completely liquidate and dissolve as permitted by, and in accordance with, its Governing Instruments and applicable law.

The obligations of each Invesco ETF and Oppenheimer ETF are subject to other conditions, including the following conditions:

•

the Invesco ETF’s Registration Statement on Form N-14 under the 1933 Act shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued;

•

the shareholders of the Oppenheimer ETF shall have approved the Agreement in accordance with the provisions of the Oppenheimer Trust’s Governing Instruments, applicable Delaware state law and the 1940 Act; and

•

the Invesco ETF and Oppenheimer ETF shall each have received a legal opinion on or before the Closing Date that the consummation of the transactions contemplated by the Agreement will not result in the recognition of gain or loss for federal income tax purposes for the Oppenheimer ETF or its shareholders or the Invesco ETF.

Failure to Approve the Reorganization. If the shareholders of an Oppenheimer ETF do not approve the Reorganization, it is anticipated that such Oppenheimer ETF would follow Rule 15a-4 under the 1940 Act, which permits the Oppenheimer Board to approve, and for the Oppenheimer ETF to enter into, an interim investment advisory contract with ICM pursuant to which ICM, as an interim adviser, may serve as the investment adviser to the Oppenheimer ETF for a period not to exceed 150 days following the termination of the current advisory agreement, to be able to continue uninterrupted portfolio management services for such Oppenheimer ETF. Additionally, while the consummation of any particular Reorganization is not conditioned upon the specific consummation of any other Reorganization, the Reorganizations may not close unless certain conditions to the closing of the Transaction are satisfied or waived. If such conditions are not satisfied or waived, none of the Reorganizations will be consummated, even if shareholders of an Oppenheimer ETF approved the Reorganization, and the Oppenheimer ETFs will not be reorganized into the Invesco ETFs. If this occurs, the Oppenheimer Board will consider what action, if any, for each Oppenheimer ETF to take.

The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties, or by either party if the Closing does not occur on or before September 30, 2019 or if one or more of the parties shall have materially breached its obligations under the Agreement. The Agreement may be amended or modified in a writing signed by the parties to the Agreement, except following the meeting of the shareholders of the Oppenheimer ETFs, no such amendment may be made changing the provisions for determining the number of shares of the Invesco ETF to be issued to the shareholders of the Oppenheimer ETF to the detriment of the shareholders without their further approval.

Invesco has made certain covenants in the Transaction Agreement regarding compliance with Section 15(f) of the 1940 Act, which, in pertinent part, provides a safe harbor for the receipt by an investment adviser or any of its affiliated persons of any amount or benefit in connection with certain transactions, such as the Transaction, involving an assignment of an investment management services agreement as long as two conditions are satisfied.

The first condition requires that no “unfair burden” be imposed on the investment company as a result of the Transaction, or as a result of any express or implied terms, conditions or understandings applicable to the Transaction. The term “unfair burden,” as defined in the 1940 Act, includes any arrangement during the two-year period after the change in control whereby the investment adviser (or predecessor or successor investment adviser), or any interested person of any such investment adviser, receives or is entitled to receive any compensation, directly or indirectly, from such investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of such investment company (other than bona fide ordinary fees for principal underwriting services). No such compensation arrangements are contemplated in the Transaction. Oppenheimer and Invesco have agreed to refrain from imposing or seeking to impose, for a period of two years after the closing of the Transaction, any “unfair burden” on the Funds.

The second condition requires that, during the three-year period immediately following the closing of such transactions, at least 75% of the investment company’s board of directors or trustees not be “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the investment adviser or predecessor investment adviser. The Board of Trustees of each Invesco Trust currently satisfies such 75% requirement and expects to use its reasonable best efforts to ensure continued satisfaction of the 75% requirement for the three-year period following the closing of the Transaction.

Federal Income Tax Consequences

The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganizations and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (“IRA”) or qualified retirement plan.

Each Reorganization is intended to be a tax-free reorganization for federal income tax purposes. As a condition to consummation of the Reorganizations, Stradley Ronon Stevens & Young, LLP, counsel to the Invesco Trusts, will deliver an opinion (“Tax Opinion”) to the Funds to the effect that, based on the facts and assumptions stated therein (as well as certain representations of each Fund) and the existing federal income tax law, and conditioned on the Reorganization being completed in accordance with the Agreement, for federal income tax purposes:

•

each Reorganization will qualify as a “reorganization” (as defined in Section 368(a)(1) of the Code), and each Fund will be a “party to a reorganization” (within the meaning of Section 368(b) of the Code);

•	no Fund will recognize any gain or loss as a direct result of the Reorganization;

•	the Oppenheimer ETFs’ shareholders will not recognize any gain or loss on the exchange of their Fund shares for corresponding Invesco ETF shares;

•

the aggregate tax basis in Invesco ETF shares that an Oppenheimer ETF shareholder receives pursuant to the Reorganization will be the same as the aggregate tax basis in the Oppenheimer ETF shares the shareholder holds immediately before the Reorganization (reduced by the amount of any tax basis allocable to a fractional share for which cash is received). The holding period for Invesco ETF shares that an Oppenheimer ETF shareholder receives pursuant to the Reorganization will include the holding period for the Oppenheimer ETF shares the shareholder holds immediately before the Reorganization, provided that the shareholder holds the shares as capital assets at the time of the Closing; and

•

an Invesco ETF’s tax basis in each asset the corresponding Oppenheimer ETF transfers to it will be the same as the Oppenheimer ETF’s tax basis therein immediately before the Reorganization, and the Invesco ETF’s holding period for each such asset will include the Oppenheimer ETF’s holding period therefore (except where an Invesco ETF’s investment activities have the effect of reducing or eliminating an asset’s holding period) immediately after the Reorganization.

Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganizations on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. None of the ETFs has requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization.

The Tax Opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganizations will be as described above. If a Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the applicable Oppenheimer ETF would recognize gain or loss on the transfer of its assets to the corresponding Invesco ETF, and each shareholder of the applicable Oppenheimer ETF that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Oppenheimer ETF shares and the fair market value of the shares of the Invesco ETF it received.

General Limitation on Capital Losses. Assuming the Reorganizations qualify as tax-free reorganizations, as expected, each of the Invesco ETFs will succeed to the tax attributes of the corresponding Oppenheimer ETF upon the closing of each Reorganization, including any capital loss carryovers that could have been used by each Oppenheimer ETF to offset its future realized capital gains, if any, for federal income tax purposes. The capital loss carryovers of each Oppenheimer ETF will be available to offset future gains recognized by the combined Fund. Capital losses of a Fund arising in taxable years beginning after December 22, 2010 (the date of enactment of a change in law with respect to capital loss carryovers incurred by regulated investment companies, and such years referred to as “post-enactment taxable years”) may be carried forward indefinitely to offset future capital gains; capital losses arising in earlier taxable years (“pre-enactment taxable years”) generally may be carried forward only to each of the eight taxable years succeeding the loss year. Capital losses incurred in pre-enactment taxable years may not be used to offset capital gains until all net capital losses arising in post-enactment taxable years have been utilized. As a result, some net capital loss carryovers incurred in pre-enactment taxable years which otherwise would have been utilized under prior law may expire unused.

If, as is anticipated, at the time of the closing of the Reorganization, an Invesco ETF has either no assets or de minimis assets incident to its organization, there will be no change of ownership of the corresponding Oppenheimer ETF as a result of the Reorganization. Thus, a reorganization of an Oppenheimer ETF into an Invesco ETF is not expected to result in any limitation on the use by the Invesco ETF of the Oppenheimer ETF’s capital loss carryovers, if any. However, the capital losses of an Invesco ETF, as the successor in interest to an Oppenheimer ETF, may subsequently become subject to an annual limitation as a result of sales of the Invesco ETF shares or other reorganization transactions in which the Invesco ETF might engage post-Reorganization.

If a Reorganization were to end the tax year of an Oppenheimer ETF, it would accelerate distributions to shareholders from the Oppenheimer ETF for its short tax year ending on the Closing Date. Such distributions would be taxable and would include any capital gains resulting from portfolio turnover prior to the Reorganization. If determined necessary by the Oppenheimer ETF, such an Oppenheimer ETF will declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization.

The foregoing description of the U.S. federal income tax consequences of the Reorganizations applies generally to shareholders who are not tax-exempt investors and does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws because this discussion only relates to U.S. federal income tax laws.

Accounting Treatment

The Reorganizations will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to each Invesco ETF of the assets of the corresponding Oppenheimer ETF will be the same as the book cost basis of such assets to the Oppenheimer ETF. The Invesco ETFs will continue the accounting records of the Oppenheimer ETFs and, as a result, the accounting books and records of the Oppenheimer ETFs will become the accounting books and records of the Invesco ETFs.

BOARD CONSIDERATIONS

At several in-person and telephonic meetings held in August, September, October, November and December 2018 and January 2019, the Oppenheimer Board, and/or the independent Trustees meeting separately, discussed and ultimately approved the Reorganizations. Together with the Trustees of the New York Oppenheimer funds, the Trustees requested and obtained information from Invesco, MassMutual and Oppenheimer, in writing and orally.

At its meetings, the Oppenheimer Board considered information provided by Oppenheimer, Invesco and MassMutual regarding, among other things: Invesco’s organization and personnel; business strategy; ownership structure; financial condition; asset management practices and capabilities; operations related to and supportive of their asset management business; legal, risk and compliance infrastructure; legal and regulatory matters; and internal audit and compliance matters. The Oppenheimer Board considered that Invesco is a global investment management leader, and that the combination of Invesco and Oppenheimer’s retail asset management business can benefit the Oppenheimer ETFs’ shareholders. The parties discussed current economic conditions, the securities markets and developments affecting the mutual fund industry (including exchange-traded funds), Invesco’s status as a publicly traded entity, the investment by MassMutual in Invesco (which the Transaction represents), Invesco’s strategic focus solely on the investment management business (including Invesco’s investment reputation, broad product line, service quality, industry relationships and objective of putting investors’ interests first) and its significant depth in resources, diversification, performance and experience. The parties discussed how the current Invesco and Oppenheimer businesses compare and complement each other and the synergies of the combined organization which management believes will benefit the Oppenheimer ETFs’ shareholders. The parties discussed aligning the Oppenheimer ETFs and other funds currently advised by OFI together with other funds and products currently advised by Invesco and its affiliates towards using a single, common operating platform (which includes, among other things, common service providers, common investment operating platforms, common global performance measurement and risk analysis, common compliance policies and procedures and common internal audit services). Thus, in addition to the approval of the Agreement as described above, it is also expected that Invesco and its affiliates will provide each Invesco ETF with administrative and client servicing services that are currently provided to the Oppenheimer ETFs by Oppenheimer and its affiliates. The parties discussed these other services, and efforts to capitalize on synergistic opportunities from combined scale for the benefit of shareholders, leveraging operating best practices and talent across the organization and the commitment to quality services.

The parties discussed the challenges of getting the Oppenheimer ETFs on a common operating platform, with particular emphasis on ensuring portfolio management operations properly migrate to Invesco as part of the Transaction, to ensure uninterrupted services for shareholders. In connection with the Transaction, the Oppenheimer Board was asked to approve the Reorganization of each Oppenheimer ETF into its corresponding Invesco ETF by transferring the assets and certain liabilities of each Oppenheimer ETF to a newly formed fund with the same (or substantially similar) investment objective and substantially similar principal investment strategies and risks as the corresponding Oppenheimer ETF.

The Oppenheimer Board discussed with Oppenheimer and Invesco the Transaction and its foreseeable short- and long-term effects on the Oppenheimer ETFs and shareholders. The members of the Oppenheimer Board who are not “interested persons” of the Oppenheimer ETFs, as that term is defined in the 1940 Act, conferred separately with their independent counsel about the Transaction on many occasions during the meetings conducted from August 2018 through January 2019. The independent Trustees also met with trustees of the Invesco boards to address numerous topics, including those related to governance practices, processes and frameworks, oversight of service providers to the Invesco ETFs, continuity on the Invesco boards of governance history and knowledge related to the Oppenheimer ETFs, and the Invesco boards’ relationship with management.

In connection with the Oppenheimer Board’s review of the Transaction, Oppenheimer, MassMutual and Invesco advised the Oppenheimer Board about a variety of matters, including, but not limited to:

(1)	the reputation, financial strength and resources of Invesco, one of the world’s leading independent global investment management firms;

(2)	the expectation that there will not be any diminution in the nature, quality and extent of services provided to the Oppenheimer ETFs and shareholders as a result of the Transaction;

(3)	the unchanged investment objectives, principal investment strategies and risks of each Oppenheimer ETF after the Transaction;

(4)	the lack of material differences between the terms of Invesco Advisers Advisory Agreement and the terms of the current advisory agreements between OFI and the Oppenheimer ETFs;

(5)	the fact that the unitary management fee of each Oppenheimer Fund and its corresponding Invesco ETF are the same;

(6)	the distribution arrangements and capital markets support that will be available to the Invesco ETFs;

(7)

the transition from current service providers to post-Transaction service providers will be managed to assure that it will not have a foreseeable short-term or long-term adverse effect on shareholders;

(8)

Invesco has agreed that each Invesco ETF will have a unitary management fee that is no greater than the unitary management for corresponding Oppenheimer ETF fee prior to the Transaction for at least two years from the closing of the Reorganization for that ETF, and, as a result, each Invesco ETF’s total annual fund operating expenses (excluding distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses) will be no greater than the total annual fund operating expenses (excluding distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses) that would have otherwise been experienced by the Oppenheimer ETF;

(9)	Invesco and MassMutual will pay all expenses of the Oppenheimer ETFs in connection with the Transaction;

(10)	Shareholders will face no adverse tax consequences as a result of the Transaction; and

(11)

Invesco and Oppenheimer have agreed to conduct, and use reasonable best efforts to cause their affiliates to conduct, their respective businesses in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Oppenheimer ETFs.

In its deliberations, the Oppenheimer Board considered all information it received, as well as advice and analysis from its independent counsel. The Oppenheimer Board considered the Transaction as a whole and the Reorganization and the impact of the Transaction and the Reorganization on each Oppenheimer ETFs and its respective shareholders.

The Oppenheimer Board further considered that, to safeguard continuity of governance and knowledge of the Oppenheimer ETFs after the Transaction is effected, one of the Oppenheimer ETFs’ Trustees will serve on the Invesco open-end funds’ board and another trustee will serve on the Invesco ETFs’ board. Those Trustees will continue to oversee a number of acquired funds after the Transaction closes. In connection with the Transaction, it is anticipated that Invesco will continue the deferred compensation plan for Trustees that will continue to serve on the Invesco boards and the acquired funds overseen by the Trustees would assume all payment liabilities. Invesco has also offered to provide protection for Trustees who will not continue as trustees of the Invesco boards, with respect to events that may accelerate the payment of their deferred compensation and thereby adversely affect the deferral of taxes that would otherwise result from receiving payments in installments over a period of years. In addition, current Board members who do not continue to oversee Invesco managed funds after the closing of the Transaction have agreed to act as consultants to Invesco for a period of time. Compensation for consulting services will not be paid for by the Oppenheimer ETFs or the Invesco ETFs.

The Oppenheimer Board concluded, based on all of the information presented, that the Reorganizations would be in the best interest of each Oppenheimer ETFs and that shareholders would not be diluted as a result thereof and determined to call a meeting of shareholders of each Oppenheimer ETF to consider the approval of the Reorganization of that Oppenheimer ETF and to recommend that Oppenheimer ETFs shareholders approve each Reorganization.

ADDITIONAL INFORMATION ABOUT INVESCO ETFS AND OPPENHEIMER ETFS

Where to Find More Information

For more information with respect to each Invesco ETF concerning the following topics, please refer to the following sections of the Invesco ETFs’ prospectuses, which have been made a part of this Joint Proxy Statement/ Prospectus by reference: (i) see “Management of the Funds” for more information about the management of the Invesco ETFs; (ii) see “Dividends, Other Distributions and Taxes” for more information about the Invesco ETFs’ policies with respect to dividends and distributions; and (iii) see “How to Buy and Sell Shares” for more information about the pricing, purchase, redemption and repurchase of shares of the Invesco ETFs, tax consequences to shareholders of various transactions in shares of the Invesco ETFs, and distribution arrangements of the Invesco ETFs.

For more information with respect to each Oppenheimer ETF concerning the following topics, please refer to the following sections of the Oppenheimer ETFs’ prospectuses, which have been made a part of this Joint Proxy Statement/Prospectus by reference: (i) see “The Fund’s Past Performance” in the summary prospectus section for more information about the performance of the Oppenheimer ETFs for which performance is available; (ii) see “Management of the Fund” for more information about the management of the Oppenheimer ETFs; (iii) see “Shareholder Information” for more information about the pricing of shares of the Oppenheimer ETFs; (iv) see “Dividends, Distributions and Taxes” for more information about the Oppenheimer ETFs’ policies with respect to dividends and distributions and the tax consequences to shareholders of various transactions in shares of the Oppenheimer ETFs; and, (v) for those Oppenheimer ETFs that were operational as of June 30, 2018, see “Financial Highlights” for more information about the Oppenheimer ETFs’ financial performance.

INFORMATION ON VOTING

Joint Proxy Statement/Prospectus

We are sending you this Joint Proxy Statement/Prospectus and the enclosed proxy card because the Oppenheimer Board is soliciting your proxy to vote at the Meeting. This Joint Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Oppenheimer ETF shareholders may vote by appearing in person at the Meeting; however, you do not need to attend the Meeting to vote your shares. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

This Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card is expected to be mailed on or about February 28, 2019 to all shareholders entitled to vote. Shareholders of record of the Oppenheimer ETFs as of the close of business on the Record Date are entitled to vote at the Meeting. The number of outstanding shares of each Oppenheimer ETF on January 14, 2019, can be found at Exhibit B. Each shareholder is entitled to one vote for each whole share held, and a proportionate fractional vote for each fractional share held.

Your proxy will have the authority to vote and act on your behalf at the Meeting. If you authorize a proxy to vote for you, you may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Oppenheimer ETFs in writing to the address of the Oppenheimer ETFs set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that you have revoked your proxy. In addition, although merely attending the Meeting will not revoke your proxy, if you are present at the Meeting you may withdraw your proxy and vote in person.

Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid meeting of each Oppenheimer ETF. For each Oppenheimer ETF, a quorum will exist if shareholders representing forty percent (40%) of the outstanding shares entitled to vote of the Oppenheimer ETF on the Record Date are present at the Meeting in person or by proxy.

Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the proposed Reorganizations. Under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you. A “broker non-vote” occurs when a broker has not received voting instructions from a shareholder and is barred from voting the shares without shareholder instructions because the proposal is non-routine. The proposal described in this Joint Proxy Statement/Prospectus is considered “non-routine” for purposes of determining broker-non-votes.

Abstentions and broker non-votes will count as shares present at the Meeting for purposes of establishing a quorum. However, it is the Oppenheimer ETFs’ understanding that because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the single matter expected to be presented at the Meeting, there are unlikely to be any “broker non-votes” at the Meeting. Except as noted below, if a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve a proposal are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including the nature of the particular proposals, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation.

It is not anticipated that any matters other than the approval of the Reorganizations will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the entities named on the proxy card will vote in accordance with their best judgment.

Vote Necessary to Approve the Agreement

The Oppenheimer Board has unanimously approved each Reorganization, subject to shareholder approval. Shareholder approval of a Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the shares present or represented by proxy at the Meeting, if the holders of 50% of the outstanding shares of the Oppenheimer ETF are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the Oppenheimer ETF. Abstentions and broker non-votes, if any, are not considered votes “FOR” a Reorganization at the Meeting. As a result, abstentions and broker non-votes, if any, have the same effect as a vote against a Reorganization because approval of a Reorganization requires the affirmative vote of a percentage of the voting securities present or represented by proxy or a percentage of the outstanding voting securities of the applicable Oppenheimer ETF.

Proxy Solicitation

The Oppenheimer ETFs have engaged the services of AST Fund Solutions, LLC (“Solicitor”), a private proxy services firm, to assist in the solicitation of proxies for the Meeting. Proxies are expected to be solicited principally by the mailing of this Joint Proxy Statement/Prospectus, but proxies may also be solicited by telephone and/or in person by representatives of the Oppenheimer Trust, regular employees of OFI or its affiliate(s) or the Solicitor may also solicit proxies by telephone, facsimile or personal interview. If we have not received your vote as the date of the Meeting approaches, you may receive a telephone call from these parties to ask for your vote. Arrangements will be made with brokerage houses and other custodians, nominees, and fiduciaries to forward proxies and proxy materials to their principals.

Solicitor’s costs are expected to be approximately $500,000. The cost of the Meeting, including the costs of retaining the Solicitor, preparing and mailing of the notice, Joint Proxy Statement/Prospectus, and the solicitation of proxies, including reimbursement to broker-dealers and others who forwarded proxy materials to their clients, will be borne by Oppenheimer, Invesco and/or their affiliates. The Funds and their shareholders will not bear any costs or expenses, directly or indirectly, related to the Transaction and any Reorganization, regardless of whether a Reorganization is consummated.

Other Matters

Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Joint Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.

CAPITALIZATION

The following tables set forth, for each Reorganization, the total net assets, number of shares outstanding and NAV per share. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of an Invesco ETF after it has combined with the corresponding Oppenheimer ETF. The following tables are as of December 17, 2018 and assume that each Reorganization has taken place. The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

Each Oppenheimer ETF shall be the accounting and performance survivor in the Reorganization, with the result that the corresponding Invesco ETF, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of its corresponding Oppenheimer ETF.

Fund(1)	Net Assets(2)	Shares Outstanding	Net Asset Value Per Share
Oppenheimer Emerging Markets Revenue ETF	$11,939,435	500,001	$23.88
Invesco Emerging Markets Revenue ETF	—	—	—
Pro Forma Adjustments to Capitalization	—	—	—
Pro forma Combined Invesco ETF	$11,939,435	500,001	$23.88

Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	$2,297,637	100,001	$22.98
Invesco Emerging Markets Ultra Dividend Revenue ETF	—	—	—
Pro Forma Adjustments to Capitalization	—	—	—
Pro forma Combined Invesco ETF	$2,297,637	100,001	$22.98

Fund(1)	Net Assets(2)	Shares Outstanding	Net Asset Value Per Share

Oppenheimer ESG Revenue ETF	$21,604,467	750,001	$28.81
Invesco ESG Revenue ETF	—	—	—
Pro Forma Adjustments to Capitalization	—	—	—
Pro forma Combined Invesco ETF	$21,604,467	750,001	$28.81

Oppenheimer Global ESG Revenue ETF	$21,570,814	800,001	$26.96
Invesco Global ESG Revenue ETF	—	—	—
Pro Forma Adjustments to Capitalization	—	—	—
Pro forma Combined Invesco ETF	$21,570,814	800,001	$26.96

Oppenheimer Global Revenue ETF	$12,129,160	500,001	$24.26
Invesco Global Revenue ETF	—	—	—
Pro Forma Adjustments to Capitalization	—	—	—
Pro forma Combined Invesco ETF	$12,129,160	500,001	$24.26

Oppenheimer International Revenue ETF	$11,739,270	500,001	$23.48
Invesco International Revenue ETF	—	—	—
Pro Forma Adjustments to Capitalization	—	—	—
Pro forma Combined Invesco ETF	$11,739,270	500,001	$23.48

Oppenheimer International Ultra Dividend Revenue ETF	$2,197,360	100,001	$21.97
Invesco International Ultra Dividend Revenue ETF	—	—	—
Pro Forma Adjustments to Capitalization	—	—	—
Pro forma Combined Invesco ETF	$2,197,360	100,001	$21.97

Oppenheimer Russell 1000® Dynamic Multifactor ETF	$237,581,764	9,250,001	$25.68
Invesco Russell 1000® Dynamic Multifactor ETF	—	—	—
Pro Forma Adjustments to Capitalization	—	—	—
Pro forma Combined Invesco ETF	$237,581,764	9,250,001	$25.68

Oppenheimer Russell 1000® Low Volatility Factor ETF	$5,017,239	200,001	$25.09
Invesco Russell 1000® Low Volatility Factor ETF	—	—	—
Pro Forma Adjustments to Capitalization	—	—	—
Pro forma Combined Invesco ETF	$5,017,239	200,001	$25.09

Oppenheimer Russell 1000® Momentum Factor ETF	$4,911,820	200,001	$24.56
Invesco Russell 1000® Momentum Factor ETF	—	—	—
Pro Forma Adjustments to Capitalization	—	—	—
Pro forma Combined Invesco ETF	$4,911,820	200,001	$24.56

Oppenheimer Russell 1000® Quality Factor ETF	$5,006,553	200,001	$25.03
Invesco Russell 1000® Quality Factor ETF	—	—	—
Pro Forma Adjustments to Capitalization	—	—	—
Pro forma Combined Invesco ETF	$5,006,553	200,001	$25.03

Oppenheimer Russell 1000® Size Factor ETF	$4,799,490	200,001	$24.00
Invesco Russell 1000® Size Factor ETF	—	—	—
Pro Forma Adjustments to Capitalization	—	—	—
Pro forma Combined Invesco ETF	$4,799,490	200,001	$24.00

Oppenheimer Russell 1000® Value Factor ETF	$4,866,244	200,001	$24.33
Invesco Russell 1000® Value Factor ETF	—	—	—
Pro Forma Adjustments to Capitalization	—	—	—
Pro forma Combined Invesco ETF	$4,866,244	200,001	$24.33

Oppenheimer Russell 1000® Yield Factor ETF	$4,899,807	200,001	$24.50
Invesco Russell 1000® Yield Factor ETF	—	—	—
Pro Forma Adjustments to Capitalization	—	—	—
Pro forma Combined Invesco ETF	$4,899,807	200,001	$24.50

Oppenheimer Russell 2000® Dynamic Multifactor ETF	$10,731,335	450,001	$23.85
Invesco Russell 2000® Dynamic Multifactor ETF	—	—	—
Pro Forma Adjustments to Capitalization	—	—	—
Pro forma Combined Invesco ETF	$10,731,335	450,001	$23.85

Oppenheimer S&P 500 Revenue ETF	$962,267,841	20,201,400	$47.63
Invesco S&P 500 Revenue ETF	—	—	—
Pro Forma Adjustments to Capitalization	—	—	—
Pro forma Combined Invesco ETF	$962,267,841	20,201,400	$47.63

Oppenheimer S&P Financials Revenue ETF	$43,464,785	750,000	$57.95
Invesco S&P Financials Revenue ETF	—	—	—
Pro Forma Adjustments to Capitalization	—	—	—
Pro forma Combined Invesco ETF	$43,464,785	750,000	$57.95

Fund(1)	Net Assets(2)	Shares Outstanding	Net Asset Value Per Share

Oppenheimer S&P MidCap 400 Revenue ETF	$322,257,055	6,151,400	$52.39
Invesco S&P MidCap 400 Revenue ETF	—	—	—
Pro Forma Adjustments to Capitalization	—	—	—
Pro forma Combined Invesco ETF	$322,257,055	6,151,400	$52.39

Oppenheimer S&P SmallCap 600 Revenue ETF	$415,278,111	7,051,400	$58.89
Invesco S&P SmallCap 600 Revenue ETF	—	—	—
Pro Forma Adjustments to Capitalization	—	—	—
Pro forma Combined Invesco ETF	$415,278,111	7,051,400	$58.89

Oppenheimer S&P Ultra Dividend Revenue ETF	$1,185,195,686	33,650,000	$35.22
Invesco S&P Ultra Dividend Revenue ETF	—	—	—
Pro Forma Adjustments to Capitalization	—	—	—
Pro forma Combined Invesco ETF	$1,185,195,686	33,650,000	$35.22

(1)	Each Invesco ETF is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.

(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer ETF in connection with the Reorganization as Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations.

OWNERSHIP OF SHARES

Security Ownership of Large Shareholders

A list of the name, address and percent ownership of each person who, as of January 14, 2019, to the knowledge of each Oppenheimer ETF, owned 5% or more of the outstanding shares of such Oppenheimer ETF can be found at Exhibit C.

Each Invesco ETF is a newly organized shell fund created solely to acquire the assets and assume the accrued liabilities of the corresponding Oppenheimer ETF and as of the date of this Joint Proxy Statement/Prospectus each Invesco ETF does not have any shareholders.

Security Ownership of Management and Trustees

Information regarding the ownership of shares of the Oppenheimer ETFs by Oppenheimer ETFs’ Trustees and executive officers as of January 14, 2019 can be found at Exhibit C.

DISSENTERS’ RIGHTS

If the Reorganizations are approved at the Meeting, Oppenheimer ETF shareholders will not have the right to relief as a dissenting shareholder in respect of the proposal. Shareholders of the Oppenheimer ETFs, however, may sell their shares on the national securities exchange upon which such Oppenheimer ETF is listed, until the closing date of the Reorganizations. After the Reorganizations, Oppenheimer ETF shareholders will hold shares of the Invesco ETFs, which may also be sold on a national securities exchange, as described in the Invesco ETFs’ prospectuses.

SHAREHOLDER PROPOSALS

The Oppenheimer Trust is not required to, and does not, hold annual shareholder meetings. Nonetheless, the Oppenheimer Board may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act or as required or permitted by the Oppenheimer Trust’s Governing Instruments. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of an Oppenheimer ETF hereafter called should send the proposal to the Oppenheimer ETF at the Oppenheimer ETF’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws. If the proposed Reorganization is approved and completed for an Oppenheimer ETF, shareholders of such Oppenheimer ETF will become shareholders of the corresponding Invesco ETF and, thereafter, will be subject to the notice requirements of the Invesco ETF, as described above under “Comparison of Business Structures, Shareholder Rights and Applicable Law — Submission of Shareholder Proposals.” The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at the Meeting. For a shareholder proposal to be considered at a shareholder meeting, it must be a proper matter for consideration under applicable law.

INFORMATION FILED WITH THE SECURITIES

AND EXCHANGE COMMISSION

This Joint Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto filed by the Funds and, with respect to the Oppenheimer ETFs only, annual and semiannual reports filed by such Oppenheimer ETFs, as such documents have been filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The

SEC file number of the registrant of each Oppenheimer ETF’s registration statement, which contains the Oppenheimer ETF prospectuses and related SAIs, is set forth on Exhibit A. Such Oppenheimer ETF prospectuses are incorporated herein by reference. The SEC file number of the registrant of each Invesco ETF’s registration statement, which contains the Invesco ETF prospectuses and related SAIs, is set forth on Exhibit A. Such Invesco ETF prospectuses are incorporated herein by reference.

Each Invesco ETF and each Oppenheimer ETF is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, each Invesco ETF files reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Invesco ETFs on Form N-14 of which this Joint Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, NE, Washington, DC 20549. Copies of such material may also be obtained from the Public Reference Section of the SEC at 100 F Street, NE, Washington, DC 20549, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding Trust and other registrants that file electronically with the SEC.

EXHIBIT A

OPPENHEIMER ETFS AND CORRESPONDING INVESCO ETFs

Oppenheimer ETFs	Invesco ETFs
Oppenheimer Emerging Markets Revenue ETF, a series of Oppenheimer ETF Trust	Invesco Emerging Markets Revenue ETF, a series of Invesco Exchange-Traded Fund Trust II

Oppenheimer Emerging Markets Ultra Dividend Revenue ETF, a series of Oppenheimer ETF Trust	Invesco Emerging Markets Ultra Dividend Revenue ETF, a series of Invesco Exchange-Traded Fund Trust II

Oppenheimer ESG Revenue ETF, a series of Oppenheimer ETF Trust	Invesco ESG Revenue ETF a series of Invesco Exchange-Traded Self-Indexed Fund Trust

Oppenheimer Global ESG Revenue ETF, a series of Oppenheimer ETF Trust	Invesco Global ESG Revenue ETF, a series of Invesco Exchange-Traded Fund Trust II

Oppenheimer Global Revenue ETF, a series of Oppenheimer ETF Trust	Invesco Global Revenue ETF, a series of Invesco Exchange-Traded Fund Trust II

Oppenheimer International Revenue ETF, a series of Oppenheimer ETF Trust	Invesco International Revenue ETF, a series of Invesco Exchange-Traded Fund Trust II

Oppenheimer International Ultra Dividend Revenue ETF, a series of Oppenheimer ETF Trust	Invesco International Ultra Dividend Revenue ETF, a series of Invesco Exchange-Traded Fund Trust II

Oppenheimer Russell 1000® Dynamic Multifactor ETF, a series of Oppenheimer ETF Trust	Invesco Russell 1000® Dynamic Multifactor ETF a series of Invesco Exchange-Traded Self-Indexed Fund Trust

Oppenheimer Russell 1000® Low Volatility Factor ETF, a series of Oppenheimer ETF Trust	Invesco Russell 1000® Low Volatility Factor ETF, a series of Invesco Exchange-Traded Fund Trust II

Oppenheimer Russell 1000® Momentum Factor ETF, a series of Oppenheimer ETF Trust	Invesco Russell 1000® Momentum Factor ETF, a series of Invesco Exchange-Traded Fund Trust II

Oppenheimer Russell 1000® Quality Factor ETF, a series of Oppenheimer ETF Trust	Invesco Russell 1000® Quality Factor ETF, a series of Invesco Exchange-Traded Fund Trust II

Oppenheimer Russell 1000® Size Factor ETF, a series of Oppenheimer ETF Trust	Invesco Russell 1000® Size Factor ETF, a series of Invesco Exchange-Traded Fund Trust II

Oppenheimer Russell 1000® Value Factor ETF, a series of Oppenheimer ETF Trust	Invesco Russell 1000® Value Factor ETF, a series of Invesco Exchange-Traded Fund Trust II

Oppenheimer Russell 1000® Yield Factor ETF, a series of Oppenheimer ETF Trust	Invesco Russell 1000® Yield Factor ETF, a series of Invesco Exchange-Traded Fund Trust II

Oppenheimer Russell 2000® Dynamic Multifactor ETF, a series of Oppenheimer ETF Trust	Invesco Russell 2000® Dynamic Multifactor ETF, a series of Invesco Exchange-Traded Self-Indexed Fund Trust

Oppenheimer S&P 500 Revenue ETF, a series of Oppenheimer ETF Trust	Invesco S&P 500 Revenue ETF, a series of Invesco Exchange-Traded Fund Trust II

Oppenheimer S&P Financials Revenue ETF, a series of Oppenheimer ETF Trust	Invesco S&P Financials Revenue ETF, a series of Invesco Exchange-Traded Fund Trust II

Oppenheimer S&P MidCap 400 Revenue ETF, a series of Oppenheimer ETF Trust	Invesco S&P MidCap 400 Revenue ETF, a series of Invesco Exchange-Traded Fund Trust II

Oppenheimer S&P SmallCap 600 Revenue ETF, a series of Oppenheimer ETF Trust	Invesco S&P SmallCap 600 Revenue ETF, a series of Invesco Exchange-Traded Fund Trust II

Oppenheimer S&P Ultra Dividend Revenue ETF, a series of Oppenheimer ETF Trust	Invesco S&P Ultra Dividend Revenue ETF, a series of Invesco Exchange-Traded Fund Trust II

The SEC File no. of Oppenheimer ETF Trust is 811-21993.

The SEC File no. of Invesco Exchange-Traded Fund Trust II is 811-21977.

The SEC File no. of Invesco Exchange-Traded Self-Indexed Fund Trust is 811-23304.

A-1

EXHIBIT B

OUTSTANDING SHARES OF THE OPPENHEIMER ETFS

As of January 14, 2019, there were the following number of shares outstanding of each Oppenheimer ETF:

Oppenheimer ETF	Shares Outstanding
Oppenheimer Emerging Markets Revenue ETF	500,000
Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	100,000
Oppenheimer ESG Revenue ETF	950,000
Oppenheimer Global ESG Revenue ETF	800,000
Oppenheimer Global Revenue ETF	500,000
Oppenheimer International Revenue ETF	500,000
Oppenheimer International Ultra Dividend Revenue ETF	100,000
Oppenheimer Russell 1000® Dynamic Multifactor ETF	9,400,000
Oppenheimer Russell 1000® Low Volatility Factor ETF	200,000
Oppenheimer Russell 1000® Momentum Factor ETF	200,000
Oppenheimer Russell 1000® Quality Factor ETF	200,000
Oppenheimer Russell 1000® Size Factor ETF	200,000
Oppenheimer Russell 1000® Value Factor ETF	200,000
Oppenheimer Russell 1000® Yield Factor ETF	200,000
Oppenheimer Russell 2000® Dynamic Multifactor ETF	450,000
Oppenheimer S&P 500 Revenue ETF	19,501,400
Oppenheimer S&P Financials Revenue ETF	650,000
Oppenheimer S&P MidCap 400 Revenue ETF	6,001,400
Oppenheimer S&P SmallCap 600 Revenue ETF	6,651,400
Oppenheimer S&P Ultra Dividend Revenue ETF	37,350,000

B-1

EXHIBIT C

OWNERSHIP OF THE OPPENHEIMER ETFS

Significant Holders

Listed below is the name, address and percent ownership of each person who, as of January 14, 2019, to the best knowledge of an Oppenheimer ETF owned 5% or more of the outstanding shares of each Oppenheimer ETF. A shareholder who owns beneficially 25% or more of the outstanding securities of an Oppenheimer ETF is presumed to “control” the fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

Name and Address	Fund	Number of Shares Owned	Percent Owned of Record*
American Enterprise Investment Services Inc. 901 3rd Ave South Minneapolis, MN 55474	Oppenheimer S&P Financials Revenue ETF	33,553	5.16%

	Oppenheimer S&P SmallCap 600 Revenue ETF	440,484	6.62%

	Oppenheimer S&P MidCap 400 Revenue ETF	408,867	6.81%

	Oppenheimer S&P 500 Revenue ETF	1,971,577	10.11%

	Oppenheimer S&P Ultra Dividend Revenue ETF	6,002,367	16.07%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016-1215	Oppenheimer S&P Ultra Dividend Revenue ETF	2,079,689	5.57%

	Oppenheimer S&P 500 Revenue ETF	1,189,236	6.10%

	Oppenheimer S&P Financials Revenue ETF	49,130	7.56%

	Oppenheimer S&P MidCap 400 Revenue ETF	522,716	8.71%

	Oppenheimer S&P SmallCap 600 Revenue ETF	759,415	11.42%

Fifth Third Bank 5001 Kingsley Drive Cincinnati, OH 45227	Oppenheimer Russell 1000 Yield Factor ETF	35,000	17.50%

J.P. Morgan Securities LLC/ JPMC 14201 Dallas Parkway Dallas, TX 75254	Oppenheimer Global Revenue ETF	32,988	6.60%

Name and Address	Fund	Number of Shares Owned	Percent Owned of Record*

	Oppenheimer International Revenue ETF	62,403	12.48%

	Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	13,211	13.21%

	Oppenheimer International Ultra Dividend Revenue ETF	16,687	16.69%

Janney Montgomery Scott LLC 1717 Arch Street, 17th Floor Philadelphia, PA 19103	Oppenheimer Global Revenue ETF	42,171	8.43%

JPMorgan Chase Bank, National Association 14201 Dallas Pkwy Dallas, TX 75254	Oppenheimer International Ultra Dividend Revenue ETF	50,000	50.00%

	Oppenheimer ESG Revenue ETF	540,000	56.84%

	Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	65,000	65.00%

	Oppenheimer International Revenue ETF	330,000	66.00%

	Oppenheimer Russell 1000 Yield Factor ETF	155,000	77.50%

	Oppenheimer Global Revenue ETF	390,000	78.00%

	Oppenheimer Global ESG Revenue ETF	640,000	80.00%

Name and Address	Fund	Number of Shares Owned	Percent Owned of Record*

	Oppenheimer Emerging Markets Revenue ETF	400,000	80.00%

	Oppenheimer Russell 1000 Dynamic Multifactor ETF	8,092,696	86.09%

	Oppenheimer Russell 1000 Quality Factor ETF	174,075	87.04%

	Oppenheimer Russell 2000 Dynamic Multifactor ETF	400,182	88.93%

	Oppenheimer Russell 1000 Size Factor ETF	190,078	95.04%

	Oppenheimer Russell 1000 Value Factor ETF	190,478	95.24%

	Oppenheimer Russell 1000 Momentum Factor ETF	191,075	95.54%

	Oppenheimer Russell 1000 Low Volatility Factor ETF	191,878	95.94%

LPL Financial Corporation 9785 Towne Centre Drive San Diego, CA 92121-1968	Oppenheimer S&P Ultra Dividend Revenue ETF	1,893,586	5.07%

	Oppenheimer International Revenue ETF	26,597	5.32%

	Oppenheimer S&P SmallCap 600 Revenue ETF	389,205	5.85%

	Oppenheimer S&P 500 Revenue ETF	1,153,244	5.91%

	Oppenheimer S&P MidCap 400 Revenue ETF	372,298	6.20%

	Oppenheimer ESG Revenue ETF	71,049	7.48%

Name and Address	Fund	Number of Shares Owned	Percent Owned of Record*

Merrill Lynch, Pierce, Fenner & Smith Incorporated 4804 Dear Lake Drive E Jacksonville, FL 32246	Oppenheimer Russell 1000 Quality Factor ETF	16,666	8.33%

	Oppenheimer S&P Financials Revenue ETF	80,578	12.40%

Merrill Lynch, Pierce, Fenner & Smith Incorporated/8862 4804 Dear Lake Drive E Jacksonville, FL 32246	Oppenheimer Emerging Markets Revenue ETF	26,260	5.25%

	Oppenheimer S&P SmallCap 600 Revenue ETF	711,056	10.69%

	Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	11,119	11.12%

	Oppenheimer S&P Ultra Dividend Revenue ETF	4,728,633	12.66%

	Oppenheimer International Ultra Dividend Revenue ETF	13,738	13.74%

	Oppenheimer S&P Financials Revenue ETF	90,097	13.86%

	Oppenheimer S&P MidCap 400 Revenue ETF	833,635	13.89%

	Oppenheimer S&P 500 Revenue ETF	3,033,807	15.56%

Morgan Stanley Smith Barney LLC 1300 Thames Street, 6th Floor Baltimore, MD 21231	Oppenheimer S&P Financials Revenue ETF	91,551	14.08%

	Oppenheimer S&P 500 Revenue ETF	2,858,016	14.66%

	Oppenheimer S&P Ultra Dividend Revenue ETF	5,651,595	15.13%

Name and Address	Fund	Number of Shares Owned	Percent Owned of Record*

	Oppenheimer S&P MidCap 400 Revenue ETF	912,622	15.21%

	Oppenheimer S&P SmallCap 600 Revenue ETF	1,053,145	15.83%

National Financial Services LLC 499 Washington Boulevard Jersey City, NJ 07310	Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	5,553	5.55%

	Oppenheimer S&P Ultra Dividend Revenue ETF	2,992,249	8.01%

	Oppenheimer S&P MidCap 400 Revenue ETF	512,220	8.54%

	Oppenheimer S&P Financials Revenue ETF	67,426	10.37%

	Oppenheimer S&P 500 Revenue ETF	2,236,440	11.47%

	Oppenheimer S&P SmallCap 600 Revenue ETF	883,720	13.29%

	Oppenheimer International Ultra Dividend Revenue ETF	17,172	17.17%

Pershing LLC One Pershing Plaza Jersey City, NJ 07399	Oppenheimer S&P Ultra Dividend Revenue ETF	1,948,917	5.22%

	Oppenheimer S&P 500 Revenue ETF	1,276,792	6.55%

Name and Address	Fund	Number of Shares Owned	Percent Owned of Record*

	Oppenheimer S&P MidCap 400 Revenue ETF	436,638	7.28%

	Oppenheimer ESG Revenue ETF	218,984	23.05%

RBC Capital Markets, LLC 60 South 60th Street — P09 Minneapolis, MN 55402-4400	Oppenheimer S&P MidCap 400 Revenue ETF	340,515	5.67%

TD Ameritrade Clearing, Inc. 200 S 108th Ave Omaha, NE 68154-2631	Oppenheimer S&P Financials Revenue ETF	39,798	6.12%

UBS Financial Services Inc. 1000 Harbor Boulevard Weehawken, NJ 07086	Oppenheimer S&P MidCap 400 Revenue ETF	304,591	5.08%

	Oppenheimer S&P 500 Revenue ETF	1,015,618	5.21%

	Oppenheimer S&P Financials Revenue ETF	35,018	5.39%

Wells Fargo Clearing Services, LLC 2801 Market Street St. Louis, MO 63103	Oppenheimer S&P Financials Revenue ETF	37,863	5.83%

	Oppenheimer S&P 500 Revenue ETF	1,449,982	7.44%

	Oppenheimer S&P Ultra Dividend Revenue ETF	3,298,246	8.83%

	Oppenheimer S&P SmallCap 600 Revenue ETF	606,374	9.12%

	Oppenheimer S&P MidCap 400 Revenue ETF	663,802	11.06%

*	Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best of the knowledge of each Oppenheimer ETF, the ownership of shares of an Oppenheimer ETF by executive officers and trustees of the ETF as a group constituted less than 1% of the outstanding shares of the Oppenheimer ETF as of January 14, 2019.

EXHIBIT D

COMPARISON OF REQUIRED MINIMUM INDEX AND SECURITIES INVESTMENT LEVELS

Minimum Percentage of Assets Invested in the Underlying Index Pursuant to SEC Exemptive Relief

Oppenheimer Emerging Markets Revenue ETF

Oppenheimer Emerging Markets Ultra Dividend Revenue ETF

Oppenheimer Global ESG Revenue ETF

Oppenheimer Global Revenue ETF

Oppenheimer International Revenue ETF

Oppenheimer International Ultra Dividend Revenue ETF

Invesco Emerging Markets Revenue ETF

Invesco Emerging Markets Ultra Dividend Revenue ETF

Invesco Global ESG Revenue ETF

Invesco Global Revenue ETF

Invesco International Revenue ETF

Invesco International Ultra Dividend Revenue ETF

	The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the Underlying Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.	The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Underlying Index.

	Oppenheimer ESG Revenue ETF	Invesco ESG Revenue ETF

	The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the Underlying Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.	The Fund generally will invest at least 80% of its total assets in the securities that comprise the Underlying Index.

Oppenheimer Russell 1000® Low Volatility Factor ETF

Oppenheimer Russell 1000® Momentum Factor ETF

Oppenheimer Russell 1000® Quality Factor ETF

Oppenheimer Russell 1000® Size Factor ETF

Oppenheimer Russell 1000® Value Factor ETF

Oppenheimer Russell 1000® Yield Factor ETF

Invesco Russell 1000® Low Volatility Factor ETF

Invesco Russell 1000® Momentum Factor ETF

Invesco Russell 1000® Quality Factor ETF

Invesco Russell 1000® Size Factor ETF

Invesco Russell 1000® Value Factor ETF

Invesco Russell 1000® Yield Factor ETF

	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the Underlying Index.	The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.

	Oppenheimer Russell 1000® Dynamic Multifactor ETF Oppenheimer Russell 2000® Dynamic Multifactor ETF	Invesco Russell 1000® Dynamic Multifactor ETF Invesco Russell 2000® Dynamic Multifactor ETF

	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the Underlying Index.	The Fund generally will invest at least 80% of its total assets in the securities that comprise the Underlying Index.

	Oppenheimer S&P Ultra Dividend Revenue ETF	Invesco S&P Ultra Dividend Revenue ETF

	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the securities of companies included in the Underlying Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund may invest in medium capitalization companies.	The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.

	Oppenheimer S&P 500 Revenue ETF	Invesco S&P 500 Revenue ETF

	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the securities of large capitalization companies included in the Underlying Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines large capitalization companies as companies that are included in the Underlying Index at the time of purchase.	The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.

	Oppenheimer S&P MidCap 400 Revenue ETF	Invesco S&P MidCap 400 Revenue ETF

	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the securities of mid capitalization companies included in the Underlying Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines mid capitalization companies as companies that are included in the Underlying Index at the time of purchase.	The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.

	Oppenheimer S&P SmallCap 600 Revenue ETF	Invesco S&P SmallCap 600 Revenue ETF

	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the securities of small capitalization companies included in the Underlying Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.	The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.

	Oppenheimer S&P Financials Revenue ETF	Invesco S&P Financials Revenue ETF

	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financials companies included in the Underlying Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines financials companies as companies that are included in the Underlying Index at the time of purchase.	The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.

Minimum Investment in Investments Indicated by the Name of the Fund	Oppenheimer Emerging Markets Revenue ETF	Invesco Emerging Markets Revenue ETF

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of issuers that are economically tied to an emerging market country. For purposes of the 80% investment policy, the Fund considers an “emerging market country” to be one that is included in the Underlying Index.

In accordance with the 1940 Act rules, each of Invesco Emerging Markets Revenue ETF, Invesco Emerging Markets Ultra Dividend Revenue ETF, Invesco S&P Financials Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, and Invesco S&P SmallCap 600 Revenue ETF has adopted a policy to invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in certain types of securities (e.g., securities of companies of a particular size of capitalization, such as small-, mid-, or large-cap securities) or in securities of companies operating in a particular industry or economic sector or geographic region (e.g., securities of companies in the financials sector or in emerging markets) that is suggested by such Fund’s name (each, an “80% investment policy”). Each Fund with such a policy considers securities suggested by its name to be those securities that comprise its Underlying Index. Therefore, each such Fund anticipates meeting its 80% investment policy because the terms of the Trust’s exemptive relief already requires each Fund to invest at least 90% of the value of its total assets in the applicable type of securities that comprise its respective Underlying Index. The 80% investment policy for each such Fund is a non-fundamental policy, and each of these Funds will provide its shareholders with at least 60 days’ prior written notice of any change to its 80% investment policy.

Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	Invesco Emerging Markets Ultra Dividend Revenue ETF

Oppenheimer Emerging Markets Ultra Dividend Revenue ETF has adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the 1940 Act (the names rule) obligating it to commit, under normal market conditions, at least 80% of its assets to the type of securities suggested by the Fund’s name (the “80% Policy”). For purposes of the 80% Policy, “assets” include a Fund’s net assets, plus the amount of any borrowings for investment purposes.	In accordance with the 1940 Act rules, each of Invesco Emerging Markets Revenue ETF, Invesco Emerging Markets Ultra Dividend Revenue ETF, Invesco S&P Financials Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, and Invesco S&P SmallCap 600 Revenue ETF has adopted a policy to invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in certain types of securities (e.g., securities of companies of a particular size of capitalization, such as small-, mid-, or large-cap securities) or in securities of companies operating in a particular industry or economic sector or geographic region (e.g., securities of companies in the financials sector or in emerging markets) that is suggested by such Fund’s name (each, an “80% investment policy”). Each Fund with such a policy considers securities suggested by its name to be those securities that comprise its Underlying Index. Therefore, each such Fund anticipates meeting its 80% investment policy because the terms of the Trust’s exemptive relief already requires each Fund to invest at least 90% of the value of its total assets in the applicable type of securities that comprise its respective Underlying Index. The 80% investment policy for each such Fund is a non-fundamental policy, and each of these Funds will provide its shareholders with at least 60 days’ prior written notice of any change to its 80% investment policy.

Oppenheimer S&P 500 Revenue ETF	Invesco S&P 500 Revenue ETF

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the securities of large capitalization companies included in the Underlying Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines large capitalization companies as companies that are included in the Underlying Index at the time of purchase.	n/a

Oppenheimer S&P MidCap 400 Revenue ETF	Invesco S&P MidCap 400 Revenue ETF

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the securities of mid capitalization companies included in the Underlying Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines mid capitalization companies as companies that are included in the Underlying Index at the time of purchase.	In accordance with the 1940 Act rules, each of Invesco Emerging Markets Revenue ETF, Invesco Emerging Markets Ultra Dividend Revenue ETF, Invesco S&P Financials Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, and Invesco S&P SmallCap 600 Revenue ETF has adopted a policy to invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in certain types of securities (e.g., securities of companies of a particular size of capitalization, such as small-, mid-, or large-cap securities) or in securities of companies operating in a particular industry or economic sector or geographic region (e.g., securities of companies in the financials sector or in emerging markets) that is suggested by such Fund’s name (each, an “80% investment policy”). Each Fund with such a policy considers securities suggested by its name to be those securities that comprise its Underlying Index. Therefore, each such Fund anticipates meeting its 80% investment policy because the terms of the Trust’s exemptive relief already requires each Fund to invest at least 90% of the value of its total assets in the applicable type of securities that comprise its respective Underlying Index. The 80% investment policy for each such Fund is a non-fundamental policy, and each of these Funds will provide its shareholders with at least 60 days’ prior written notice of any change to its 80% investment policy.

Oppenheimer S&P SmallCap 600 Revenue ETF	Invesco S&P SmallCap 600 Revenue ETF

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the securities of small capitalization companies included in the Underlying Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.	In accordance with the 1940 Act rules, each of Invesco Emerging Markets Revenue ETF, Invesco Emerging Markets Ultra Dividend Revenue ETF, Invesco S&P Financials Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, and Invesco S&P SmallCap 600 Revenue ETF has adopted a policy to invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in certain types of securities (e.g., securities of companies of a particular size of capitalization, such as small-, mid-, or large-cap securities) or in securities of companies operating in a particular industry or economic sector or geographic region (e.g., securities of companies in the financials sector or in emerging markets) that is suggested by such Fund’s name (each, an “80% investment policy”). Each Fund with such a policy considers securities suggested by its name to be those securities that comprise its Underlying Index. Therefore, each such Fund anticipates meeting its 80% investment policy because the terms of the Trust’s exemptive relief already requires each Fund to invest at least 90% of the value of its total assets in the applicable type of securities that comprise its respective Underlying Index. The 80% investment policy for each such Fund is a non-fundamental policy, and each of these Funds will provide its shareholders with at least 60 days’ prior written notice of any change to its 80% investment policy.

Oppenheimer S&P Financials Revenue ETF	Invesco S&P Financials Revenue ETF

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financials companies included in the Underlying Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines financials companies as companies that are included in the Underlying Index at the time of purchase.	In accordance with the 1940 Act rules, each of Invesco Emerging Markets Revenue ETF, Invesco Emerging Markets Ultra Dividend Revenue ETF, Invesco S&P Financials Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, and Invesco S&P SmallCap 600 Revenue ETF has adopted a policy to invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in certain types of securities (e.g., securities of companies of a particular size of capitalization, such as small-, mid-, or large-cap securities) or in securities of companies operating in a particular industry or economic sector or geographic region (e.g., securities of companies in the financials sector or in emerging markets) that is suggested by such Fund’s name (each, an “80% investment policy”). Each Fund with such a policy considers securities suggested by its name to be those securities that comprise its Underlying Index. Therefore, each such Fund anticipates meeting its 80% investment policy because the terms of the Trust’s exemptive relief already requires each Fund to invest at least 90% of the value of its total assets in the applicable type of securities that comprise its respective Underlying Index. The 80% investment policy for each such Fund is a non-fundamental policy, and each of these Funds will provide its shareholders with at least 60 days’ prior written notice of any change to its 80% investment policy.

EXHIBIT E

COMPARISON OF FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

Oppenheimer Emerging
Markets Revenue ETF

Oppenheimer Emerging
Markets Ultra Dividend
Revenue ETF

Oppenheimer Global
ESG Revenue ETF

Oppenheimer Global
Revenue ETF

Oppenheimer
International
Revenue ETF

Oppenheimer
International
Ultra Dividend
Revenue ETF

Oppenheimer Russell
1000® Dynamic
Multifactor ETF

Oppenheimer Russell
1000® Low Volatility
Factor ETF

Oppenheimer Russell

1000® Momentum
Factor ETF

Oppenheimer Russell
1000® Quality
Factor ETF

Oppenheimer Russell
1000® Size Factor ETF

Oppenheimer Russell
1000® Value Factor ETF

Oppenheimer Russell
1000® Yield Factor ETF

Oppenheimer Russell
2000® Dynamic
Multifactor ETF

(collectively, “Oppenheimer
Group 1”)

Oppenheimer ESG
Revenue ETF

Oppenheimer S&P 500
Revenue ETF

Oppenheimer S&P
MidCap
400 Revenue ETF

Oppenheimer S&P
SmallCap
600 Revenue ETF

Oppenheimer S&P
Financials
Revenue ETF

Oppenheimer S&P
Ultra Dividend
Revenue ETF

(collectively, “Oppenheimer
Group 2”)

			All Invesco ETFs	Material Differences
Industry Concentration	The Fund may not invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that a Fund may invest 25% or more of its net assets in securities of issuers in the same industry to approximately the same extent that the Fund’s corresponding index concentrates in the securities of a particular industry or group of industries. Accordingly, if the Fund’s corresponding index stops concentrating in the securities of a particular industry or group of industries, the Fund will also discontinue concentrating in such securities.	The Fund may not invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that a Fund may invest 25% or more of its net assets in securities of issuers in the same industry to approximately the same extent that the Fund’s corresponding index concentrates in the securities of a particular industry or group of industries. Accordingly, if the Fund’s corresponding index stops concentrating in the securities of a particular industry or group of industries, the Fund will also discontinue concentrating in such securities.	The Fund may not invest more than 25% of the value of its net assets in securities of issuers in any one industry or group of industries, except to the extent that the underlying index that the Fund replicates concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.	No material differences, except the Oppenheimer ETFs’ restriction applies to investments of “25% or more” of net assets, while the Invesco ETFs’ restriction is slightly broader, applying to investments of “more than 25%” of net assets.

Oppenheimer Emerging
Markets Revenue ETF

Oppenheimer Emerging
Markets Ultra Dividend
Revenue ETF

Oppenheimer Global
ESG Revenue ETF

Oppenheimer Global
Revenue ETF

Oppenheimer
International
Revenue ETF

Oppenheimer
International
Ultra Dividend
Revenue ETF

Oppenheimer Russell
1000® Dynamic
Multifactor ETF

Oppenheimer Russell
1000® Low Volatility
Factor ETF

Oppenheimer Russell

1000® Momentum
Factor ETF

Oppenheimer Russell
1000® Quality
Factor ETF

Oppenheimer Russell
1000® Size Factor ETF

Oppenheimer Russell
1000® Value Factor ETF

Oppenheimer Russell
1000® Yield Factor ETF

Oppenheimer Russell
2000® Dynamic
Multifactor ETF

(collectively, “Oppenheimer
Group 1”)

Oppenheimer ESG
Revenue ETF

Oppenheimer S&P 500
Revenue ETF

Oppenheimer S&P
MidCap
400 Revenue ETF

Oppenheimer S&P
SmallCap
600 Revenue ETF

Oppenheimer S&P
Financials
Revenue ETF

Oppenheimer S&P
Ultra Dividend
Revenue ETF

(collectively, “Oppenheimer
Group 2”)

			All Invesco ETFs	Material Differences
Borrowing	The Fund may not borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.	The Fund may not borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.	The Fund may not borrow money, except the Fund may borrow money to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act.	No material differences.

Underwriting	The Fund may not act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.	The Fund may not act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.	The Fund may not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities.	No material differences except the Oppenheimer ETF restriction specifies that a Fund will not be deemed an underwriter when selling its own shares.

Loans	The Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance	The Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or	The Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.	The restrictions are substantially similar. However, the Oppenheimer ETFs’ exemption from the restriction is broader, exempting not just debt securities, but also “other debt instruments, loan participations and/or engaging in direct corporate loans.”

Oppenheimer Emerging
Markets Revenue ETF

Oppenheimer Emerging
Markets Ultra Dividend
Revenue ETF

Oppenheimer Global
ESG Revenue ETF

Oppenheimer Global
Revenue ETF

Oppenheimer
International
Revenue ETF

Oppenheimer
International
Ultra Dividend
Revenue ETF

Oppenheimer Russell
1000® Dynamic
Multifactor ETF

Oppenheimer Russell
1000® Low Volatility
Factor ETF

Oppenheimer Russell

1000® Momentum
Factor ETF

Oppenheimer Russell
1000® Quality
Factor ETF

Oppenheimer Russell
1000® Size Factor ETF

Oppenheimer Russell
1000® Value Factor ETF

Oppenheimer Russell
1000® Yield Factor ETF

Oppenheimer Russell
2000® Dynamic
Multifactor ETF

(collectively, “Oppenheimer
Group 1”)

Oppenheimer ESG
Revenue ETF

Oppenheimer S&P 500
Revenue ETF

Oppenheimer S&P
MidCap
400 Revenue ETF

Oppenheimer S&P
SmallCap
600 Revenue ETF

Oppenheimer S&P
Financials
Revenue ETF

Oppenheimer S&P
Ultra Dividend
Revenue ETF

(collectively, “Oppenheimer
Group 2”)

			All Invesco ETFs	Material Differences
	with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.	engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

Real Estate	The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein and (ii) making, purchasing or selling real estate mortgage loans.	The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein and (ii) making, purchasing or selling real estate mortgage loans.	The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).	The restrictions are substantially similar, except that the Oppenheimer ETFs are explicitly permitted to make, purchase or sell real estate mortgage loans.

Commodities	The Fund may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this [restriction/limitation] does not prevent the Fund from	The Fund may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund	The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options,	The restrictions are materially the same. However, the list of exemptions is broadest for Oppenheimer Group 1. Oppenheimer Group 2 limits permissible commodities to only currency futures and

Oppenheimer Emerging
Markets Revenue ETF

Oppenheimer Emerging
Markets Ultra Dividend
Revenue ETF

Oppenheimer Global
ESG Revenue ETF

Oppenheimer Global
Revenue ETF

Oppenheimer
International
Revenue ETF

Oppenheimer
International
Ultra Dividend
Revenue ETF

Oppenheimer Russell
1000® Dynamic
Multifactor ETF

Oppenheimer Russell
1000® Low Volatility
Factor ETF

Oppenheimer Russell

1000® Momentum
Factor ETF

Oppenheimer Russell
1000® Quality
Factor ETF

Oppenheimer Russell
1000® Size Factor ETF

Oppenheimer Russell
1000® Value Factor ETF

Oppenheimer Russell
1000® Yield Factor ETF

Oppenheimer Russell
2000® Dynamic
Multifactor ETF

(collectively, “Oppenheimer
Group 1”)

Oppenheimer ESG
Revenue ETF

Oppenheimer S&P 500
Revenue ETF

Oppenheimer S&P
MidCap
400 Revenue ETF

Oppenheimer S&P
SmallCap
600 Revenue ETF

Oppenheimer S&P
Financials
Revenue ETF

Oppenheimer S&P
Ultra Dividend
Revenue ETF

(collectively, “Oppenheimer
Group 2”)

			All Invesco ETFs	Material Differences
	(i) purchasing or selling securities of companies that purchase or sell commodities or invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities.	from (i) engaging in transactions involving currencies and futures contracts and options thereon, or (ii) investing in securities or other instruments that are secured by physical commodities.	futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).	options on currency futures. The Invesco ETFs permit futures, options and other derivative instruments. But Oppenheimer Group 1 is the most flexible, permitting investments in additional forms of commodities, including hybrid instruments and swaps, while also permitting investments in companies that, in turn, invest in commodities.

Senior Securities	The Fund may not issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.	The Fund may not issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.	The Fund may not issue senior securities, except as permitted under the 1940 Act.	No material differences.

Non-Fundamental Investment Restrictions1

Oppenheimer Emerging
Markets Revenue ETF

Oppenheimer Emerging
Markets Ultra Dividend
Revenue ETF

Oppenheimer ESG
Revenue ETF

Oppenheimer Global
ESG Revenue ETF

Oppenheimer Global
Revenue ETF

Oppenheimer
International
Revenue ETF

Oppenheimer
International
Ultra Dividend
Revenue ETF

Oppenheimer Russell
1000® Dynamic
Multifactor ETF

Oppenheimer Russell
1000® Low Volatility
Factor ETF

Oppenheimer Russell
1000® Momentum
Factor ETF

Oppenheimer Russell
1000® Quality
Factor ETF

Oppenheimer Russell
1000® Size Factor ETF

Oppenheimer Russell
1000® Value Factor ETF

Oppenheimer Russell
1000® Yield Factor ETF
Oppenheimer  Russell
2000® Dynamic
Multifactor ETF

Oppenheimer S&P 500
Revenue ETF

Oppenheimer S&P
MidCap 400
Revenue ETF

Oppenheimer S&P
SmallCap
600 Revenue ETF

		Oppenheimer S&P Financials Revenue ETF Oppenheimer S&P Ultra Dividend Revenue ETF	All Invesco ETFs	Material Differences
Invest in other investment companies	The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on subparagraph (F) or (G) of Section 12(d)(1) of the 1940 Act.	The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on subparagraph (F) or (G) of Section 12(d)(1) of the 1940 Act.	The Fund may not purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.	No material differences.

Short Selling	N/A	N/A	The Fund may not sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.	Oppenheimer ETFs have no equivalent restriction.

[1]

Each investment strategy and investment objective of the Oppenheimer ETFs is deemed to be a non-fundamental policy of the respective fund. Each investment strategy and investment objective of the Invesco ETFs is deemed to be a non-fundamental policy of the respective fund.

Oppenheimer Emerging
Markets Revenue ETF

Oppenheimer Emerging
Markets Ultra Dividend
Revenue ETF

Oppenheimer ESG
Revenue ETF

Oppenheimer Global
ESG Revenue ETF

Oppenheimer Global
Revenue ETF

Oppenheimer
International
Revenue ETF

Oppenheimer
International
Ultra Dividend
Revenue ETF

Oppenheimer Russell
1000® Dynamic
Multifactor ETF

Oppenheimer Russell
1000® Low Volatility
Factor ETF

Oppenheimer Russell
1000® Momentum
Factor ETF

Oppenheimer Russell
1000® Quality
Factor ETF

Oppenheimer Russell
1000® Size Factor ETF

Oppenheimer Russell
1000® Value Factor ETF

Oppenheimer Russell
1000® Yield Factor ETF
Oppenheimer  Russell
2000® Dynamic
Multifactor ETF

Oppenheimer S&P 500
Revenue ETF

Oppenheimer S&P
MidCap 400
Revenue ETF

Oppenheimer S&P
SmallCap
600 Revenue ETF

		Oppenheimer S&P Financials Revenue ETF Oppenheimer S&P Ultra Dividend Revenue ETF	All Invesco ETFs	Material Differences
Margin	N/A	N/A	The Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.	Oppenheimer ETFs have no equivalent restriction.

Oil & Gas	N/A	N/A	The Fund may not invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.	Oppenheimer ETFs have no equivalent restriction.

Illiquid Investments	The Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.	The Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.	The Fund may not invest in illiquid securities if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid securities.

Oppenheimer Emerging
Markets Revenue ETF

Oppenheimer Emerging
Markets Ultra Dividend
Revenue ETF

Oppenheimer ESG
Revenue ETF

Oppenheimer Global
ESG Revenue ETF

Oppenheimer Global
Revenue ETF

Oppenheimer
International
Revenue ETF

Oppenheimer
International
Ultra Dividend
Revenue ETF

Oppenheimer Russell
1000® Dynamic
Multifactor ETF

Oppenheimer Russell
1000® Low Volatility
Factor ETF

Oppenheimer Russell
1000® Momentum
Factor ETF

Oppenheimer Russell
1000® Quality
Factor ETF

Oppenheimer Russell
1000® Size Factor ETF

Oppenheimer Russell
1000® Value Factor ETF

Oppenheimer Russell
1000® Yield Factor ETF
Oppenheimer  Russell
2000® Dynamic
Multifactor ETF

Oppenheimer S&P 500
Revenue ETF

Oppenheimer S&P
MidCap 400
Revenue ETF

Oppenheimer S&P
SmallCap
600 Revenue ETF

		Oppenheimer S&P Financials Revenue ETF Oppenheimer S&P Ultra Dividend Revenue ETF	All Invesco ETFs	Material Differences
Diversification	The Fund is diversified.	The Fund is non-diversified.	The Fund is non-diversified and, therefore, is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

EXHIBIT F

COMPARISON OF TRANSACTION FEES CHARGED TO AUTHORIZED PARTICIPANTS

Funds	Transaction Fee Charged to Authorized Participants*
Oppenheimer Emerging Markets Revenue ETF	$9,000
Invesco Emerging Markets Revenue ETF	$12,800

Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	$2,500
Invesco Emerging Markets Ultra Dividend Revenue ETF	$3,800

Oppenheimer ESG Revenue ETF	$500
Invesco ESG Revenue ETF	$500

Oppenheimer Global ESG Revenue ETF	$5,000
Invesco Global ESG Revenue ETF	$12,000

Oppenheimer Global Revenue ETF	$10,000
Invesco Global Revenue ETF	$8,700

Oppenheimer International Revenue ETF	$5,000
Invesco International Revenue ETF	$4,200

Oppenheimer International Ultra Dividend Revenue ETF	$1,500
Invesco International Ultra Dividend Revenue ETF	$1,700

Oppenheimer Russell 1000® Dynamic Multifactor ETF	$1,750
Invesco Russell 1000® Dynamic Multifactor ETF	$1,500

Oppenheimer Russell 1000 Low Volatility Factor ETF	$700
Invesco Russell 1000 Low Volatility Factor ETF	$600

Oppenheimer Russell 1000 Momentum Factor ETF	$2,200
Invesco Russell 1000 Momentum Factor ETF	$1,200

Oppenheimer Russell 1000 Quality Factor ETF	$1,500
Invesco Russell 1000 Quality Factor ETF	$900

Oppenheimer Russell 1000 Size Factor ETF	$1,700
Invesco Russell 1000 Size Factor ETF	$1,300

Oppenheimer Russell 1000 Value Factor ETF	$500
Invesco Russell 1000 Value Factor ETF	$1,200

Oppenheimer Russell 1000 Yield Factor ETF	$700
Invesco Russell 1000 Yield Factor ETF	$500

Oppenheimer Russell 2000® Dynamic Multifactor ETF	$2,250
Invesco Russell 2000® Dynamic Multifactor ETF	$2,500

Oppenheimer S&P 500 Revenue ETF	$1,250
Invesco S&P 500 Revenue ETF	$1,000

Oppenheimer S&P Financials Revenue ETF	$500
Invesco S&P Financials Revenue ETF	$250

Oppenheimer S&P MidCap 400 Revenue ETF	$1,000
Invesco S&P MidCap 400 Revenue ETF	$800

Oppenheimer S&P SmallCap 600 Revenue ETF	$1,500
Invesco S&P SmallCap 600 Revenue ETF	$1,200

Oppenheimer S&P Ultra Dividend Revenue ETF	$500
Invesco S&P Ultra Dividend Revenue ETF	$250

*	Fees are pro-forma for all Invesco ETFs listed.

F-1

EXHIBIT G

The Form of Agreement and Plan of Reorganization has been included to provide shareholders with information regarding its terms. It is not intended to provide any other factual information about the Oppenheimer ETFs or the Invesco ETFs. Accordingly, shareholders should not rely on the representations and warranties in the Agreement and Plan of Reorganization as characterizations of the actual state of facts at the time they were made or otherwise. In addition, the Agreement and Plan of Reorganization may be revised from that shown here prior to its execution, and may be amended after its execution.

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this          day of                 , 201     by and among: (i) each of the Oppenheimer open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”), separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); and (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately, on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”). OFI Advisors, LLC (“OFI Advisors”) and Invesco Capital Management LLC (“ICM”) join this Agreement solely for purposes of Sections 1.2(f), 5.1(a), 10, 14, 15, 17.1, 17.2, 17.3, 17.6 and 18.

WHEREAS, the parties hereto intend for each Acquiring Fund and the corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets and Liabilities (as each such term is defined in Section 1.2) of the Target Fund in exchange for shares of the corresponding Acquiring Fund of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”). Each Acquiring Fund is, and will be immediately prior to Closing (defined in Section 3.1), a shell series, without assets or liabilities, created solely for the purpose of acquiring the Assets and Liabilities (each as defined in Section 1.2) of the Target Fund;

WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATIONS

1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which are set forth in Exhibit A:

(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of Acquiring Fund shares, plus cash in lieu of fractional shares, if any, all as determined in the manner set forth in Section 2.

(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, and choses in action, copies of all books and records belonging to the Target Fund (including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”)), any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing Time, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement on the Closing Date as defined in Section 2.1(a) (collectively, “Assets”), but excluding any assets set forth in Schedule 1.2(b) (collectively, “Excluded Assets”). The Assets of the

Target Fund shall be delivered to the Acquiring Fund free and clear of all liens, encumbrances, hypothecations and claims whatsoever, and there shall be no restrictions on the full transfer thereof. For the avoidance of doubt, any Excluded Assets shall remain the property of the Target Fund and Acquiring Fund shall have no rights thereunder.

(c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). Each Target Fund will use its best efforts to discharge all known Liabilities prior to or at the Closing Date (as defined in Section 2.1(a)) to the extent possible and consistent with its own investment objectives and policies and normal business operations. If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1) and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law. Such distribution to the Target Fund Shareholders and liquidation of the Target Fund will be accomplished by the transfer of the Acquiring Fund’s shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders. The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Closing Date, plus cash in lieu of fractional shares, if any. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

(e) Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

(f) Beginning at least forty-five (45) business days prior to the Closing Date, the Target Fund will provide ICM and the Acquiring Fund with a daily schedule of the Assets then held by the Target Fund, with current market values. At least thirty (30) business days prior to the Closing Date, and ten (10) business days prior to the Closing Date, ICM, on behalf of the Acquiring Fund, will advise OFI Advisors and the Target Fund of any investments of the Target Fund shown on the Target Fund’s schedule of Assets that the Acquiring Fund would not be permitted to hold (i) under its investment restrictions; (ii) under applicable law; or (iii) because the transfer of such investments would result in material operational or administrative difficulties (including relating to valuation matters) to the Acquiring Fund in connection with facilitating the orderly transition of the Target Fund’s Assets to the Acquiring Fund. Under such circumstances, to the extent practicable, the Target Fund will, if requested by the Acquiring Fund and, to the extent permissible and consistent with its own investment objectives and policies and the fiduciary duties of the investment adviser responsible for the portfolio management of the Target Fund, attempt to dispose of such investments prior to the Closing Date. Notwithstanding the foregoing, nothing herein will permit or require the Target Fund to dispose of any Assets, if, in the reasonable judgment of the Target Entity’s board of trustees or the Target Fund’s investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for U.S. federal income tax purposes, or would adversely affect the Target Fund’s status as a “regulated investment company” under the Code or would otherwise not be in the best interests of the Target Fund.

(g) The Target Fund shall notify the Acquiring Fund of any portfolio security held by the Target Fund in other than book-entry form at least thirty (30) business days prior to the Closing Date.

(h) Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.

(i) Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.

2.	VALUATION

2.1. With respect to each Reorganization:

(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the Closing Date, using the valuation procedures set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the Target Entity’s board of trustees. On the Closing Date, the Target Fund shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by 7:00 p.m. (Eastern time) on the Closing Date, or as soon as practicable thereafter.

(b) The net asset value per share of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the Target Fund as of the close of business on the Closing Date.

(c) The number of Acquiring Fund shares issued in exchange for the Target Fund’s Net Assets shall equal the number of shares of the Target Fund outstanding as of the Closing Date, except to the extent of any cash in lieu of fractional shares. All Acquiring Fund shares delivered to a Target Fund will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.

(d) All computations of value shall be made by the Target Fund or its designated recordkeeping agent using the valuation procedures described in this Section 2 and shall be subject to review by the Acquiring Fund and/or its recordkeeping agent, and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.

3.	CLOSING AND CLOSING DATE

3.1. Each Reorganization shall close on the date of the closing of the transactions contemplated by that certain Agreement and Plan of Merger (the “Transaction Agreement”) dated as of October 17, 2018, by and among Invesco Ltd., a Bermuda exempted company, Gem Acquisition Corp., a Delaware corporation, Gem Acquisition Two Corp., a Delaware corporation, MM Asset Management Holding LLC, a Delaware limited liability company, and Oppenheimer Acquisition Corp., a Delaware corporation, or such other date as the parties may mutually agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 p.m. Eastern time or the finalization of the applicable Target Fund’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”). The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.

3.2. With respect to each Reorganization:

(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Time or as soon as practicable thereafter to the Acquiring Fund’s custodian for the account of the Acquiring Fund duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by the Target Fund shall be delivered to the Acquiring Fund’s custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its custodian, such as brokers’ confirmation slips.

(b) The Target Entity shall direct the Target Custodian for the Target Fund to deliver, at the Closing or as soon as practicable thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary Taxes (as defined below) in connection with the delivery of the Assets, including all applicable federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made. At the Closing, or as soon as practicable thereafter, the Acquiring Entity will cause the custodian for the Acquiring Fund to deliver a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund portfolio securities, cash and any other Assets as of the final settlement date for such transfers.

(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary). The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d) The Target Entity shall direct the transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Fund, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares owned by each such shareholder immediately prior to the Closing. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e) In the event that on the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Acquiring Entity or the Target Entity, or the authorized officers of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impossible or impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.

4.	REPRESENTATIONS AND WARRANTIES

4.1. Each Target Entity, on behalf of itself or a Target Fund, represents and warrants to the corresponding Acquiring Entity and Acquiring Fund as follows:

(a) The Target Entity is a statutory trust organized under the laws of the State of Delaware, validly existing and in good standing and with power under the Target Entity’s governing documents (including bylaws), as applicable (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder. The Target Fund is a duly established and designated separate series of the Target Entity;

(b) The Target Entity or Target Fund is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Target Fund, threatened. All issued and outstanding shares of the Target Fund have been offered for sale in conformity in all material respects with applicable federal and state securities laws;

(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement;

(d) The prospectus and statement of additional information and current shareholder reports of the Target Fund, and each prospectus and statement of additional information and shareholder reports of the Target Fund used at all times during the three (3) years prior to the date of this Agreement, conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, the requirements of, and the rules and regulations under, the 1933 Act, the 1934 Act and the 1940 Act, state securities laws and all other applicable federal and state laws or regulations. The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, its investment objectives, policies, guidelines and restrictions and compliance procedures, and the value of the Net Assets of the Target Fund is, and during such period was, determined using portfolio valuation methods that, in the reasonable judgment of the Target Fund, comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund and there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund during the twelve (12) month period preceding the date hereof that have not been remedied or will not be remedied prior to the Closing Date in accordance with industry practice that, individually or in the aggregate, would have a material adverse effect on the Target Fund or its Assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act. All advertising and sales material used by the Target Fund during the twelve (12) months prior to the date of this Agreement complied in all material respects, at the time such material was used, with applicable law and the rules and regulations of FINRA;

(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances not disclosed and reflected in the value thereof, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, free of adverse claims not otherwise disclosed and reflected in the value thereof, including, without limitation, assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;

(g) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;

(h) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, all material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including swap agreements, options, futures and forward contracts) will terminate or be terminated with respect to the Target Fund without liability to the Target Fund or may otherwise be assigned to the Acquiring Fund (subject to any consent or approval by the other parties if required by any such contract) without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Target Fund on or prior to the Closing Date;

(i) Except as set forth on Schedule 4.1(i), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund or Target Entity, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement. The Target Fund and the Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Target Entity nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated. The Target Fund (i) has not entered into any contract or agreement or amendment of any contract or agreement or terminated any contract or agreement, in each case material to the operation of the Target Fund, except as otherwise contemplated by this Agreement or as disclosed to the Acquiring Fund; (ii) has not incurred any indebtedness, other than in the ordinary course of business consistent with the investment objective and policies of the Target Fund; (iii) has not entered into any amendment of its Governing Documents that has not been disclosed to the Acquiring Fund; (iv) does not have outstanding any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business) upon any asset of the Target Fund other than a lien for Taxes (as defined below) not yet due and payable; and (v) has not entered into any agreement or made any commitment to do any of the foregoing except as disclosed to the Acquiring Fund;

(j) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements (copies of which have been furnished or made available to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or is required to be disclosed in the Target Fund’s reports on Form N-CSR or in connection with the certifications required under Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2 under the 1940 Act and, to the knowledge of the Target Fund, no such disclosure will be required as of the Closing Date;

(k) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Target Fund, the redemption of the Target Fund’s shares by shareholders of the Target Fund or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;

(l) On the Closing Date, all federal and other material Tax Returns (as defined below) of the Target Fund required by law to have been filed by such date (taking into account any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge: no such Tax Return is currently under audit by and no such audit has been threatened by any federal, state, local or foreign Tax authority; no assessment has been asserted or proposed with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes (other than for Taxes not yet due and payable); no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending (in each case other than waivers as a result of extensions of time to file Tax Returns); and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. To the Target Fund’s knowledge, no claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Tax Return that the Target Fund is or may be subject to taxation in that jurisdiction. The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax or other like assessment or charge (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(m) The Target Fund: (i) is (and will be as of the Closing Date) classified as an association that is subject to Tax as a corporation for federal Tax purposes, (ii) has elected to be a regulated investment company under Subchapter M of the Code, and (iii) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Target Fund has qualified for treatment as a regulated investment company, to the knowledge of the Target Fund, for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and, to the knowledge of the Target Fund, for each taxable year since inception (or portion thereof), the Target Fund has been eligible to compute its federal income tax under Section 852 of the Code. The Target Fund has not had at any time since its inception (and will not have as of the Closing Date) any material tax liability under Sections 852 or 4982 of the Code for, to the knowledge of the Target Fund, any period ended on or before the Closing Date. The Target Fund, to its knowledge, has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to the Target Fund. The Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7T(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder;

(n) The Target Fund has not changed its taxable year end within the most recent 60-month period ending on the last day of the month immediately preceding the Closing Date of a Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;

(o) The Target Fund (including the Acquiring Fund as its successor) will not be required to include any material item of income in, or exclude any material item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date (including as a result of the transactions contemplated in this Agreement); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

(p) [Reserved.];

(q) The Target Fund has no actual or potential material liability for any Tax obligation of any taxpayer other than itself. The Target Fund is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement (other than agreements the primary purpose of which do not relate to Taxes);

(r) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. In every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws. All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held of record by the persons and in the amounts set forth in the records of the Target Transfer Agent, on behalf of the Target Fund. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund’s shares;

(s) The Target Entity, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the board of trustees of the Target Entity and, subject to the approval of the shareholders of the Target Fund (only with respect to those obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(t) The information relating to the Target Fund furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents filed or to be filed by the Target Fund or, with the consent of the Target Fund, by the Acquiring Fund, with any federal, state or local regulatory or self-regulatory authority that are necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and regulations thereunder and other applicable laws and regulations applicable thereto;

(u) As of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Fund has provided the Acquiring Fund with all information relating to the Target Fund reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b) hereof), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of shareholders of the Target Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, such information provided by any Target Fund will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein;

(v) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(w) The Target Entity and the Target Fund have maintained any material license, permit, franchise, authorization, certification and approval required by any governmental entity in the conduct of its business (the “Licenses and Permits”). Each License and Permit has been duly obtained, is valid and in full force and effect, and is not subject to any pending or, to the knowledge of the Target Entity, threatened administrative or judicial proceeding to revoke, cancel, suspend or declare such License and Permit invalid;

(x) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

(y) The Target Fund has no unamortized or unpaid organizational fees or expenses.

4.2. Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the corresponding Target Entity and Target Fund as follows:

(a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which, with respect to Invesco Exchange-Traded Fund Trust II, is a voluntary association with transferable shares (commonly known as a business trust) duly formed, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and, with respect to Invesco Exchange-Traded Self-Indexed Fund Trust, is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, each with power under its Governing Documents to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Acquiring Fund, threatened;

(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act, state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), and applicable Exchange listing requirements, each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;

(d) The prospectus and statement of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;

(f) Except as set forth on Schedule 4.2(f), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement. The Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(g) The Acquiring Fund has not yet commenced operations. The Reorganization will be structured as a “shell reorganization” subject to U.S. federal income tax treatment under Section 368(a)(1)(F) of the Code. The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity created within the last twelve (12) months, without assets or liabilities, formed for the purpose of receiving the Assets and assuming the Liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements or issued any shares except nominal shares issued in a private placement to ICM or its affiliate to secure any required initial shareholder approvals;

(h) As of the Closing Date, no federal, state or other Tax Returns of the Acquiring Fund will have been required by law to have been filed, and no Taxes will be due by the Acquiring Fund. As of the Closing Date, the Acquiring Fund will not have been required to pay any assessments and the Acquiring Fund will not have any Tax liabilities. Consequently, as of the Closing Date, the Acquiring Fund will not be under audit by any federal, state, local or foreign Tax authority and there will have been no Tax assessment asserted with respect to the Acquiring Fund, no levies, liens or other encumbrances on the Acquiring Fund, and no waivers of the time to assess any Taxes;

(i) The Acquiring Fund: (i) was formed for the purpose of the Reorganization, (ii) is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to Tax as a corporation for federal Tax purposes and either has elected (or will timely elect) the latter classification by filing Form 8832 with the Service or is (or will be as of the Closing Date) a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal Tax purposes, (iii) has not filed any income tax return, and intends to continue to qualify to be a regulated investment company under Subchapter M of the Code for its taxable year which includes the Closing Date, (iv) holds and has held no property and has and has had no Tax attributes, and (v) is (or will be as of the Closing Date) a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Acquiring Fund has no and will have no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

(j) The Acquiring Entity, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the board of trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of the Agreement by the other parties thereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(k) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity (recognizing that under Massachusetts law, shareholders of an Acquiring Fund that is a series of Invesco Exchange-Traded Fund Trust II, under certain circumstances, could be held personally liable for the obligations of the Acquiring Fund);

(l) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(m) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by ICM or its affiliates; and

(n) As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, the information provided by any Acquiring Fund for use in the N-14 Registration Statement, including the documents contained or incorporated therein by reference will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein.

4.3. With respect to each Reorganization, the Target Entity, on behalf of the Target Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants as follows:

(a) The fair market value of the Acquiring Fund’s shares and cash in lieu of fractional shares, if any, that each Target Fund shareholder receives will be approximately equal to the fair market value of the Target Fund shares it actually or constructively surrenders in exchange therefor;

(b) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject;

(c) No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof; and

(d) Immediately following consummation of the Reorganization: (1) the shareholders of the Acquiring Fund will own all the Acquiring Fund shares and will own those shares solely by reason of their ownership of the Target Fund shares immediately before the Reorganization; and (2) the Acquiring Fund will hold the same Assets and will be subject to the Liabilities that the Target Fund held or was subject to immediately before the Reorganization (for the avoidance of doubt, not including the Excluded Assets or the Excluded Liabilities).

5.	COVENANTS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

5.1. With respect to each Reorganization:

(a) The Target Fund will (i) operate its business in the ordinary course and substantially in accordance with past practice between the date hereof and the Closing Date, it being understood that, with respect to the Target Fund, such ordinary course of business may include purchases and sales of portfolio securities and other instruments, sales and redemptions of the Target Fund’s shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Target Fund in the ordinary course in all material respects. The Acquiring Fund shall take such actions as are customary to the organization of a new series prior to its commencement of operations. In order to facilitate the transfer of Assets at the Closing Date, ICM may request in writing that OFI Advisors use commercially reasonable efforts, subject to OFI Advisors’ fiduciary duty, as applicable, to limit or cease portfolio trading on behalf of the Target Fund for a period of up to three (3) days prior to the Closing Date. OFI Advisors agrees that it will accommodate such requests to the extent such trading restrictions are consistent with the investment objectives, policies and strategies of the Target Fund and consistent with fulfilling its fiduciary obligations as an investment adviser, provided that OFI Advisors will not be required to limit or cease portfolio trading that is necessary or, in the reasonable judgment of OFI Advisors, appropriate in connection with a creation or redemption order placed with the Target Fund by an “authorized participant” during this time period. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

(b) The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act, which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include a proxy statement with respect to the votes of the shareholders of the Target Fund to approve the Reorganization (the “N-14 Registration Statement”). If at any time prior to the Closing Date a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in respect of the N-14 Registration Statement, such party shall notify each other party, and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item. The Target Fund agrees to mail or otherwise deliver (e.g., by electronic means consistent with applicable regulations governing their use) to its respective shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, the prospectus/proxy statement contained in the N-14 Registration Statement and other documents as are necessary, which each comply in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(c) The Target Entity will call a meeting of the shareholders of the Target Fund to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to seek to obtain the required shareholder approval of the transactions contemplated herein. In the event that the Target Fund does not achieve a quorum or receives insufficient votes from shareholders to approve the proposal, the meeting may be postponed or adjourned as permitted under the Target Entity’s Governing Documents, applicable law and the N-14 Registration Statement in order to permit further solicitation of proxies, for a period of up to 180 days or such longer period as is mutually agreed upon by the parties.

(d) The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(e) The Target Entity will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares, and will assist the Acquiring Fund and ICM in obtaining copies of any books and records of the Target Fund from its service providers reasonably requested by the Acquiring Entity or ICM.

(f) The Target Entity will provide the Acquiring Fund with: (i) a schedule, as set forth in Schedule 5.1(f), certified by the Treasurer of the Target Entity, stating that the various statements, books and records set forth in Schedule 5.1(f) exist and specifying the location of such statements, books and records and the means by which the Acquiring Entity can access them (the “Schedule of Statements, Books and Records”) and (ii) FASB ASC 740-10 (formerly FIN 48) work papers and supporting statements pertaining to the Target Fund relating to any taxable years of the Target Fund not closed by the applicable Tax statute of limitations (the “ASC 740-10 Workpapers”). The Schedule of Statements, Books and Records shall be provided at the Closing. The ASC 740-10 Workpapers shall be provided at least sixty (60) days prior to the Closing Date.

(g) The Target Fund will prepare and deliver to the Acquiring Fund at least five (5) business days prior to the Closing Date a statement of the assets and the liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the Assets and the Liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing a statement of Assets and Liabilities of the Target Fund as of the Closing Date, certified by the Treasurer of the Target Entity.

(h) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(i) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of the shares of the Acquiring Fund received at the Closing (and any cash in lieu of fractional shares, if any), as set forth in Section 1.2(d) hereof.

(j) The Acquiring Fund and the Target Fund shall each use their reasonable best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

(k) The Target Fund shall, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

(l) The Acquiring Fund shall, from time to time, as and when reasonably requested by the Target Fund, execute and deliver or cause to be executed and delivered all such assumption agreements and other instruments, and will take or cause to be taken such further action, as the Target Fund may reasonably deem necessary or desirable in order for the Acquiring Fund to assume the Target Fund’s Liabilities and otherwise to carry out the intent and purpose of this Agreement.

(m) The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

(n) [Reserved.]

(o) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of a Reorganization to qualify as a reorganization with the meaning of Section 368(a) of the Code.

(p) At or prior to the Closing, the Target Fund shall have delivered to the Acquiring Fund copies of: (i) any legal opinions that have been issued to or for the benefit of the Target Fund and which have continuing relevance; and (ii) with respect to any wholly owned subsidiaries of the Target Fund (if any), any organizational documents, including, without limitation, the memorandum and articles of association, together with the board meeting minutes and consent of directors or trustees and shareholders.

(q) It is the intention of the parties that the Acquiring Fund will assume the ticker symbol of the corresponding Target Fund. The parties agree to take any and all such actions as may be reasonably necessary to facilitate the transfer of each Target Fund’s ticker symbol to the corresponding Acquiring Fund.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET ENTITY

6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Target Entity’s waiver, of the obligations to be performed by the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) The Acquiring Entity shall have delivered to the Target Fund as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement;

(c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Time;

(d) The Target Fund and the Acquiring Fund shall have agreed on the number of shares of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(e) As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Acquiring Fund is contractually obligated to pay for services provided to the Acquiring Fund from those described in the N-14 Registration Statement;

(f) The Target Entity shall have received from the Target Transfer Agent a certificate stating that it has received from the Acquiring Entity the number of shares of the Acquiring Fund equal in value to the value of the shares of the Target Fund as of the time and date set forth in Section 3; and

(g) The Target Entity shall have received on the Closing Date the opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”), counsel to the Acquiring Entity (which may rely on certificates of officers or trustees of the Acquiring Entity), dated as of the Closing Date, covering the following points:

(i) Invesco Exchange-Traded Fund Trust II is a voluntary association with transferable shares (commonly known as a business trust) duly formed, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and Invesco Exchange-Traded Self-Indexed Fund Trust is a statutory trust duly formed, validly existing and in good standing under the laws of the State of Delaware, and each has the trust power to own all of the Acquiring Fund’s properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company;

(ii) The Acquiring Entity is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii) The Agreement has been duly authorized by the Acquiring Entity on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the Target Entity, the Target Fund and OFI Advisors is a valid and binding obligation of the Acquiring Entity, on behalf of the Acquiring Fund, enforceable against it in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;

(iv) The Acquiring Fund shares to be issued to the Target Fund as provided by this Agreement are duly authorized, upon such delivery will be validly issued and upon receipt of the Target Fund’s Assets will be fully paid and non-assessable by the Acquiring Entity (recognizing that under Massachusetts law, shareholders of an Acquiring Fund that is a series of Invesco Exchange-Traded Fund Trust II, under certain circumstances, could be held personally liable for the obligations of the Acquiring Fund), and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; and

(v) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Entity’s Governing Documents or a breach or default under any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Acquiring Fund, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY

7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Acquiring Fund’s waiver, of the obligations to be performed by the Target Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) The Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets and Liabilities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Schedule of Statements, Books and Records, (iii) in electronic form, to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and (iv) the ASC 740-10 Workpapers. The information to be provided under (ii) and (iv) of this subsection shall be provided in accordance with the timing set forth in Section 5.1(f) hereof;

(c) The Target Entity shall have delivered to the Acquiring Entity as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Time;

(d) The Target Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b), 3.2(d) of this Agreement, respectively, and the Target Transfer Agent or the Target Fund’s President or Vice President shall have delivered the certificate contemplated by Section 5.1(f) of this Agreement, each duly executed by an authorized officer of the Target Custodian, the Target Transfer Agent, the Target Fund’s President or the Target Fund’s Vice President, as applicable;

(e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Time;

(f) The Target Fund and the Acquiring Fund shall have agreed on the number of shares of the Acquiring Fund set forth on Exhibit A hereto to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(g) Unless the Target Fund has been notified by the Acquiring Fund (with such notice being delivered with sufficient time to permit the Target Fund to comply with this Section 7.1(g)) that the opinion delivered pursuant to Section 8.6 will not state that the Reorganization qualifies as a “reorganization” under Section 368(a)(1)(F) of the Code and the Target Fund and the Acquiring Fund do not otherwise determine that the Reorganization qualifies as a “reorganization” under Section 368(a)(1)(F) of the Code, the Target Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (A) all of Target Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date and all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date and (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and all of any such net capital gain recognized in the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date (in each case after reduction for any capital loss carryover);

(h) The Target Entity shall have duly executed and delivered to the Acquiring Entity, on behalf of the Target Fund, such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Target Custodian and instructions to the Acquiring Fund’s transfer agent as the Acquiring Entity may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Target Fund all of the right, title and interest of the Target Fund in and to the respective Assets of the Target Fund. In each case, the Assets of the Target Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor;

(i) The Acquiring Entity shall have received at the Closing: (i) a certificate of an authorized signatory of the Target Custodian stating that the Assets of the Target Fund have been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory from the custodian for the Acquiring Fund stating that the Assets of the Target Fund have been received; (iii) a certificate of an authorized officer of the Target Transfer Agent confirming that the transfer agent has delivered its records containing the names and addresses of the record holders of the Target Fund’s shares and the number and percentage (to four decimal places) of ownership of the Target Fund owned by each such holder as of the Closing Date; and (iv) the Tax books and records of the Target Fund, including but not limited to, for purposes of preparing any Tax Returns required by law to be filed after the Closing Date;

(j) As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Target Fund is contractually obligated to pay for services provided to the Target Fund from those described in the N-14 Registration Statement; and

(k) The Acquiring Entity shall have received on the Closing Date an opinion of counsel to each Target Entity (which may rely on certificates of officers or trustees of the Target Entity), covering the following points:

(i) The Target Entity is a statutory trust, duly organized, validly existing and in good standing under the laws of the State of Delaware, and has the power under its Governing Documents to own all of Target Fund’s properties and assets, and to conduct its business, including that of the Target Fund, as described in its organizational documents or in the most recently filed registration statement of the Target Fund;

(ii) The Target Entity is a registered investment company classified as a management company of the open-end type with respect to itself and, if applicable, each series of shares it offers, including the Target Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii) The Agreement has been duly authorized by the Target Entity on behalf of Target Fund and, assuming due authorization, execution and delivery of the Agreement by the Acquiring Entity and the Acquiring Fund, is a valid and binding obligation of the Target Entity, on behalf of the Target Fund, enforceable against the Target Entity in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing; and

(iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of, as appropriate, the Target Entity’s Governing Documents or a breach or default under any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Target Fund, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, applicable law of the State of Delaware, and the 1940 Act, and certified copies of the voting record from the proxy solicitor evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2. The Agreement and transactions contemplated herein shall have been approved by the board of trustees of the Target Entity and the board of trustees of the Acquiring Entity and each party shall have delivered to the other party a copy of the resolutions approving this Agreement and the transactions contemplated in connection herewith adopted by such party’s board of trustees, certified by the secretary or equivalent officer. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.2;

8.3. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.4. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.5. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.6. The Target Entity (on behalf of each Target Fund) and the Acquiring Entity (on behalf of each Acquiring Fund) shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates. Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon appropriate to render the opinions expressed therein. Subject to receipt of the certificates referenced in this Section 8.6 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Acquiring Fund agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1)(F) of the Code. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.6;

8.7. All of the transactions contemplated by the Transaction Agreement have been consummated.

9.	AGREEMENTS RELATING TO DEFERRED COMPENSATION

9.1. Each Acquiring Fund shall assume all liabilities of the corresponding Target Fund for payment of compensation deferred under the Oppenheimer Funds Compensation Deferral Plan (the “Deferred Compensation Plan”) and the Acquiring Entities shall continue to maintain the Deferred Compensation Plan until all such liabilities are satisfied in accordance with the terms of the Deferred Compensation Plan.

9.2. Following the Closing Date, the Acquiring Entities shall amend the Deferred Compensation Plan to provide for the cessation of compensation deferrals at the end of the year in which the Closing Date occurs.

9.3. Each Acquiring Entity and the corresponding Target Entity agree that each trustee of a Target Entity that becomes a trustee of the corresponding Acquiring Entity on or immediately following the Closing Date shall be treated for purposes of the Deferred Compensation Plan as not having a Separation from Service (as defined in the Deferred Compensation Plan) with regard to the Acquiring Entity or the Target Entity in connection with the Reorganizations.

9.4. Each trustee of a Target Entity that does not become a trustee of the corresponding Acquiring Entity on or immediately following the Closing Date shall be treated for purposes of the Deferred Compensation Plan as having a Separation from Service (as defined in the Deferred Compensation Plan) with respect to the Target Entity in connection with the Reorganizations and shall receive payment of compensation deferred under the Deferred Compensation Plan to the extent and in the manner provided in the Deferred Compensation Plan.

10.	BROKERAGE FEES AND EXPENSES

10.1. The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2. ICM and OFI Advisors will bear or arrange for an entity under common ownership thereof to bear all of the expenses of the Target Entity and Acquiring Entity relating to the Reorganizations, whether or not the Reorganizations are consummated. The costs of the Reorganizations shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, terminating any existing agreements or contracts to which the Target Entity or Target Fund is a party (including any penalties payable in connection with such termination), organizing each Acquiring Fund, preparation, printing and distribution of the N-14 Registration Statement for each Reorganization (including the prospectus/proxy statement contained therein), legal fees, accounting fees, expenses of holding shareholders’ meetings, and other related administrative or operational costs (including, for example, brokerage commissions, transfer fees, exchange fees, and securities registration fees).

11.	COOPERATION AND EXCHANGE OF INFORMATION

With respect to each Reorganization, prior to the Closing and for a reasonable time thereafter, the Target Entity and the corresponding Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of Tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the applicable Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that a Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

12.	INDEMNIFICATION

12.1. With respect to a Reorganization, the applicable Acquiring Entity, out of the assets of the Acquiring Fund, agrees to indemnify and hold harmless the Target Entity and each of the Target Entity’s officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Target Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

12.2. With respect to a Reorganization, the applicable Target Entity, out of the assets of the Target Fund, agrees to indemnify and hold harmless the applicable Acquiring Entity and its officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Acquiring Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Entity, on behalf of the Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

13.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

13.1. Except as described in Section 10.2, each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

13.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

14.	TERMINATION

In addition, this Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations at any time prior to the Closing Date by: (i) mutual agreement of the parties; (ii) either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before                 , 201    ; unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; or (iii) any party if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith which would render a condition set forth in this Agreement unable to be satisfied. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors/trustees or officers, except for (a) any such material breach or intentional misrepresentation or (b) the parties’ respective obligations under Sections 10.2 and 12, as to each of which all remedies at law or in equity of the party adversely affected shall survive. Further, this Agreement shall automatically terminate upon the termination of the Transaction Agreement.

15.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment; provided, however, that following the meeting of the shareholders of the Target Fund called pursuant to Section 5.1(c) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be issued to the shareholders of the Target Fund under this Agreement to the detriment of such shareholders without their further approval.

16.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery, personal service or prepaid or certified mail addressed to:

For each Target Entity:

Oppenheimer ETF Trust

6803 South Tucson Way

Centennial, Colorado 80112-3924

Fax: ___________________

Attn:  __________________

Email: _________________

With a copy to:

______________________

______________________

______________________

Fax: __________________

Attn:  _________________

Email: ________________

For OFI Advisors, LLC:

OFI Advisors, LLC

225 Liberty Street

New York, NY 10281

Fax: (212) ______________

Attn: __________________

Email: _________________

With a copy to:

______________________

______________________

______________________

Fax: __________________

Attn:  _________________

Email: ________________

For each Acquiring Entity:

3500 Lacey Road, Suite 700

Downers Grove, Illinois 60515

Fax: 630-684-6292

Attn: Anna Paglia

with a copy to:

Invesco Ltd.

1555 Peachtree Street NE

Atlanta, Georgia 30309

Attn: ________________

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

Fax: (215) 564-8120

Attn: Bruce G. Leto

For Invesco Capital Management LLC:

3500 Lacey Road, Suite 700

Downers Grove, Illinois 60515

Fax: 630-684-6292

Attn: Anna Paglia

17.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

17.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

17.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

17.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

17.4. This Agreement may be executed in any number of counterparts, each of which shall be considered an original.

17.5. The Target Entity is a Delaware statutory trust organized in series of which each Target Fund constitutes one such series. With respect to each Reorganization, the Target Entity is executing this Agreement on behalf of the Target Fund only. Pursuant to the Declaration of Trust of the Target Entity and Section 3804(a) of the Delaware Statutory Trust Act, there is a limitation on liability of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to the Target Fund are enforceable against the assets of that Target Fund only, and not against the assets of the Target Entity generally or the assets of any other series thereof, and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Target Entity generally or with respect to any other series thereof are enforceable against the assets of such Target Fund.

17.6. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Section 10.2 hereof, shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the applicable Target Entity or the applicable Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

18.	PUBLICITY/CONFIDENTIALITY

18.1. The parties shall cooperate on determining the manner in which any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein are made, provided that nothing herein shall prevent either party from making such public announcements as may be required by law, in which case the party issuing such statement or communication shall use all reasonable commercial efforts to advise the other party prior to such issuance.

18.2. The Target Entity, Acquiring Entity, OFI Advisors and ICM (for purposes of this Section 18, the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all confidential information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) it if was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

18.3. In the event of a termination of this Agreement, the Protected Persons agree that they along with their employees, representative agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

[Signature pages follow]

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Invesco Exchange-Traded Fund Trust II, on behalf of its series identified on Exhibit A hereto		Invesco Exchange-Traded Self-Indexed Fund Trust, on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer ETF Trust, on behalf of its series identified on Exhibit A hereto

By:
Name:
Title:

Invesco Capital Management LLC, solely with respect to Sections 1.2(f), 5.1(a), 10, 14, 15, 17.1, 17.2, 17.3, 17.6 and 18		OFI Advisors, LLC, solely with respect to Sections 1.2(f), 5.1(a), 10, 14, 15, 17.1, 17.2, 17.3, 17.6 and 18

By:		By:
	Name:		Name:
	Title:		Title:

EXHIBIT A

CHART OF REORGANIZATIONS

Acquiring Fund and Acquiring Entity	Corresponding Target Fund and Target Entity
Invesco Exchange-Traded Fund Trust II	Oppenheimer ETF Trust
Invesco Emerging Markets Revenue ETF	Oppenheimer Emerging Markets Revenue ETF

Invesco Emerging Markets Ultra Dividend Revenue ETF	Oppenheimer Emerging Markets Ultra Dividend Revenue ETF

Invesco S&P Financials Revenue ETF	Oppenheimer S&P Financials Revenue ETF

Invesco International Ultra Dividend Revenue ETF	Oppenheimer International Ultra Dividend Revenue ETF

Invesco S&P 500 Revenue ETF	Oppenheimer S&P 500 Revenue ETF

Invesco Russell 1000 Low Volatility Factor ETF	Oppenheimer Russell 1000 Low Volatility Factor ETF

Invesco S&P MidCap 400 Revenue ETF	Oppenheimer S&P MidCap 400 Revenue ETF

Invesco Russell 1000 Momentum Factor ETF	Oppenheimer Russell 1000 Momentum Factor ETF

Invesco Russell 1000 Quality Factor ETF	Oppenheimer Russell 1000 Quality Factor ETF

Invesco S&P SmallCap 600 Revenue ETF	Oppenheimer S&P SmallCap 600 Revenue ETF

Invesco Russell 1000 Size Factor ETF	Oppenheimer Russell 1000 Size Factor ETF

Invesco S&P Ultra Dividend Revenue ETF	Oppenheimer S&P Ultra Dividend Revenue ETF

Invesco Russell 1000 Value Factor ETF	Oppenheimer Russell 1000 Value Factor ETF

Invesco Russell 1000 Yield Factor ETF	Oppenheimer Russell 1000 Yield Factor ETF

Invesco Global ESG Revenue ETF	Oppenheimer Global ESG Revenue ETF

Invesco Global Revenue ETF	Oppenheimer Global Revenue ETF

Invesco International Revenue ETF	Oppenheimer International Revenue ETF

Invesco Exchange-Traded Self-Indexed Fund Trust
Invesco ESG Revenue ETF	Oppenheimer ESG Revenue ETF

Invesco Russell 1000® Dynamic Multifactor ETF	Oppenheimer Russell 1000® Dynamic Multifactor ETF

Invesco Russell 2000® Dynamic Multifactor ETF	Oppenheimer Russell 2000® Dynamic Multifactor ETF

Schedule 1.2(b)

Excluded Assets

[Which may be modified until Closing]

Schedule 1.2(c)

Excluded Liabilities

[Which may be modified until Closing]

Schedule 4.1(i)

Target Fund/Target Entity Litigation, Administrative Proceedings and Investigations

Schedule 4.2(f)

Acquiring Fund Litigation, Administrative Proceedings and Investigations

Schedule 5.1(f)

Acquiring Fund Statements, Books and Records

Type of Statements, Books or Records	Location	Method of Access

Shareholder ledger accounts including, without limitation:

•  the name, address and taxpayer identification number of each shareholder of record,

•  the number of shares of beneficial interest held by each shareholder, and

•  the backup withholding and nonresident alien withholding certifications

Notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Closing Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets

Year-end shareholder tax reporting information including ICI broker files, Tax insert letters, and supporting calculations for the Target Fund

All IRS Forms 8937 (Report of Organizational Actions Affecting Basis of Securities) filed or posted by the Target Fund

Statement of the respective Tax[1] basis (by lot) and holding period as of the most recent Tax year end of the Target Fund of all portfolio securities to be transferred by the Target Fund to the Acquiring Fund

Tax books and records of the Target Fund for purposes of preparing any Tax returns required by law to be filed for Tax periods ending on or after the Closing Date[2]

A statement of any capital loss carryovers, for U.S. federal income tax purposes, of the Target Fund, as of the most recent Tax year end of the Target Fund, along with supporting workpapers providing information regarding any limitations on the use of such capital loss carryovers including information on any built-in gains and built-in losses of the Target Fund for purposes of applying applicable limitations on the use of such items under the Code

[1]	For the avoidance of doubt, the terms “Tax” or “Taxes” and “Tax Return” as used in this Schedule 5.1(f) shall be as set forth in Section 4.1(l) of this Agreement.
[2]

For the avoidance of doubt, such Tax books and records shall include, but not be limited to, a statement of the current earnings and profits of the Target Fund for U.S. federal income tax purposes, a statement of the items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code and the current and historical books and records of the Target Fund to comply with regulatory requirements imposed under the Code and the Income Tax Regulations for all periods including, but not limited to, up to and including the Closing Date. The parties acknowledge and agree that such information for the taxable year that includes the Closing Date may not be determined or finalized until after the Closing Date, and the parties will cooperate in connection with finalizing such information.

Type of Statements, Books or Records	Location	Method of Access
All Tax Returns filed by or on behalf of the Target Fund (including extensions)

Any of the following that have been issued to or for the benefit of the Target Fund: (a) rulings, determinations, holdings or opinions issued by any Tax authority and (b) Tax opinions

All books and records related to testing the qualification of the Target Fund as a regulated investment company for Tax purposes (e.g., distribution requirement, qualifying income requirement, quarterly asset diversification requirement)

All books and records relating to the filing of FBARs (FinCEN Form 114, Report of Foreign Bank and Financial Accounts) by the Target Fund

Current and historical books and records of the Target Fund to comply with regulatory requirements imposed under the 1940 Act, including, without limitation, Section 31(a) of the 1940 Act and the rules thereunder, for all periods including, but not limited to, up to and including the Closing Date

Schedule 8.6

Tax Opinions

With respect to each Reorganization:

(i) The acquisition by the Acquiring Fund of all of the Assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and cash in lieu of fractional shares, if any, and the assumption by the Acquiring Fund of the Liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares, plus any cash in lieu of fractional shares of the Target Fund, if any, in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by the Target Fund upon the transfer of all of its Assets to the Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities of the Target Fund, pursuant to Section 361(a) and Section 357(a) of the Code.

(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the Assets of the Target Fund in exchange solely for the assumption of the Liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares and cash in lieu of fractional shares, if any, by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v) The tax basis of the Assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi) The holding periods of the Assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such Assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares, other than any gain in respect of any cash received in lieu of fractional shares, pursuant to Section 354(a) of the Code.

(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor, as adjusted to account for any cash received in lieu of fractional shares, pursuant to Section 358(a)(1) of the Code.

(ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x) For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the Income Tax Regulations, the items of Target Fund described in Section 381(c) of the Code as if there had been no Reorganization, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and, if applicable, the Income Tax Regulations promulgated thereunder.

This opinion does not address the tax consequences of the Reorganization to contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.

O-ETF-PROXY-4

{FUND NAME MERGE}

PROXY IN CONNECTION WITH THE JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 12, 2019

The undersigned, revoking prior proxies, hereby appoints Stephanie Bullington and Joel Breitenbach, and each of them, as attorneys-in-fact and proxies of the undersigned, granted in connection with the voting of the shares subject hereto with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Joint Special Meeting of Shareholders of the above listed Oppenheimer Fund (the “Fund”) to be held at 6803 South Tucson Way, Centennial, Colorado, 80112, on April 12, 2019 at 2:30 p.m. Mountain Time, or at any adjournment or postponement thereof, upon the Proposal described in the Notice of Meeting and accompanying Joint Proxy Statement/Prospectus, which have been received by the undersigned.

THIS PROXY IS SOLICITED ON BEHALF OF THE FUND’S BOARD, AND THE PROPOSAL (SET FORTH ON THE REVERSE SIDE OF THIS PROXY CARD) HAS BEEN UNANIMOUSLY APPROVED BY THE BOARD OF DIRECTORS/TRUSTEES AND RECOMMENDED FOR CONSIDERATION BY SHAREHOLDERS.

IF THIS PROXY IS PROPERLY EXECUTED, THE VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST IN THE MANNER DIRECTED ON THE REVERSE SIDE HEREOF, AND WILL BE VOTED IN THE DISCRETION OF THE PROXY HOLDER(S) ON ANY OTHER MATTERS THAT MAY PROPERLY COME BEFORE THE JOINT SPECIAL MEETING OR ANY ADJOURNMENT(S) OR POSTPONEMENT(S) THEREOF. IF THIS PROXY IS PROPERLY EXECUTED BUT NO DIRECTION IS MADE AS REGARDS TO A PROPOSAL INCLUDED IN THE JOINT PROXY STATEMENT/PROSPECTUS, SUCH VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST “FOR” SUCH PROPOSAL.

Please refer to the Joint Proxy Statement/Prospectus for a discussion of the Proposal.

PLEASE VOTE, DATE AND SIGN ON THE REVERSE SIDE HEREOF AND RETURN THE SIGNED PROXY PROMPTLY IN THE ENCLOSED ENVELOPE.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 12, 2019. The Joint Proxy Statement/Prospectus is also available at www.proxyonline.com/docs/OppenheimerProxy.

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

ETF Board

{FUND NAME MERGE}

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. Please sign exactly as your name(s) appear(s) on the proxy card. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, the signature should be that of an authorized officer who should state his or her title.	SIGNATURE (AND TITLE IF APPLICABLE) DATE SIGNATURE (IF HELD JOINTLY) DATE

TO VOTE, MARK ONE CIRCLE IN BLUE OR BLACK INK. Example:

		FOR	AGAINST	ABSTAIN
PROPOSAL:

1.	To approve an Agreement and Plan of Reorganization (the “Agreement”) that provides for the reorganization of each Oppenheimer ETF into a corresponding, newly formed exchange traded fund advised by Invesco Capital Management LLC (each, an “Invesco ETF”), including: (i) the transfer of all or substantially all of the assets of the Oppenheimer ETF to the Invesco ETF solely in exchange for shares of the Invesco ETF and the assumption by the Invesco ETF of the liabilities of the Oppenheimer ETF, (ii) the distribution of shares of the Invesco ETF to shareholders of the Oppenheimer ETF in complete liquidation of the Oppenheimer ETF; and (iii) the cancellation of the outstanding shares of the Oppenheimer ETF, as noted below

Oppenheimer ETF Fund Invesco ETF Fund

	Oppenheimer ABC Fund Invesco ABC Fund	O	O	O

You can vote on the internet, by telephone or by mail. Please see the reverse side for instructions.

PLEASE VOTE ALL YOUR BALLOTS IF YOU RECEIVED MORE THAN ONE BALLOT DUE TO MULTIPLE INVESTMENTS IN MULTIPLE FUNDS. REMEMBER TO SIGN AND DATE ABOVE BEFORE MAILING IN YOUR VOTE. THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

THANK YOU FOR VOTING

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

Part B

STATEMENT OF ADDITIONAL INFORMATION

February 14, 2019

Registration Statement on Form N-14 Filed by:

Invesco Exchange-Traded Fund Trust II

Invesco Exchange-Traded Self-Indexed Fund Trust

(the Invesco ETFs)

3500 Lacey Road, Suite 700

Downers Grove, Illinois 60515

(800) 983-0903

This Statement of Additional Information (the “SAI”), which is not a prospectus, supplements and should be read in conjunction with the Joint Proxy Statement/Prospectus dated February 14, 2019 (the “Proxy Statement/Prospectus”) relating to the proposed reorganization (the “Reorganization”) of each series identified below under the heading “Oppenheimer ETFs” (each, an Oppenheimer ETF,” and collectively, the “Oppenheimer ETFs”) into a corresponding, newly formed series identified below under the heading “Invesco ETFs” (each, an “Invesco ETF,” and collectively, the “Invesco ETFs”) .

This SAI relates specifically to the Joint Special Meeting of Shareholders to be held on April 12, 2019 for each of the Oppenheimer ETFs listed below. Copies of the Joint Proxy Statement/Prospectus may be obtained at no charge by writing to or calling the Invesco ETFs at the following address or telephone number:

INVESCO FUNDS

c/o Invesco Distributors, Inc.

11 Greenway Plaza, Suite 1000

Houston, Texas 77046-1173

(800) 983-0903

You can also access this information at www.invesco.com/ETFs.

Oppenheimer ETFs, each a series of Oppenheimer ETF Trust	Invesco ETFs, each a series of Invesco Exchange-Traded Fund Trust II

Oppenheimer Emerging Markets Revenue ETF	Invesco Emerging Markets Revenue ETF

Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	Invesco Emerging Markets Ultra Dividend Revenue ETF

Oppenheimer Global ESG Revenue ETF	Invesco Global ESG Revenue ETF

Oppenheimer Global Revenue ETF	Invesco Global Revenue ETF

Oppenheimer International Revenue ETF	Invesco International Revenue ETF

Oppenheimer International Ultra Dividend Revenue ETF	Invesco International Ultra Dividend Revenue ETF

Oppenheimer Russell 1000® Low Volatility Factor ETF	Invesco Russell 1000® Low Volatility Factor ETF

Oppenheimer Russell 1000® Momentum Factor ETF	Invesco Russell 1000® Momentum Factor ETF

Oppenheimer Russell 1000® Quality Factor ETF	Invesco Russell 1000® Quality Factor ETF

Oppenheimer Russell 1000® Size Factor ETF	Invesco Russell 1000® Size Factor ETF

Oppenheimer Russell 1000® Value Factor ETF	Invesco Russell 1000® Value Factor ETF

Oppenheimer Russell 1000® Yield Factor ETF	Invesco Russell 1000® Yield Factor ETF

Oppenheimer S&P 500 Revenue ETF	Invesco S&P 500 Revenue ETF

Oppenheimer S&P Financials Revenue ETF	Invesco S&P Financials Revenue ETF

Oppenheimer S&P MidCap 400 Revenue ETF	Invesco S&P MidCap 400 Revenue ETF

Oppenheimer S&P SmallCap 600 Revenue ETF	Invesco S&P SmallCap 600 Revenue ETF

Oppenheimer S&P Ultra Dividend Revenue ETF	Invesco S&P Ultra Dividend Revenue ETF

Oppenheimer ETFs, each a series of Oppenheimer ETF Trust	Invesco ETFs, each a series of Invesco Exchange-Traded Self-Indexed Fund Trust

Oppenheimer ESG Revenue ETF	Invesco ESG Revenue ETF

Oppenheimer Russell 1000® Dynamic Multifactor ETF	Invesco Russell 1000® Dynamic Multifactor ETF

Oppenheimer Russell 2000® Dynamic Multifactor ETF	Invesco Russell 2000® Dynamic Multifactor ETF

1

Table of Contents

Page
General Information	3
Incorporation by Reference	3

2

General Information

This SAI relates to the acquisition of the assets and liabilities of each Oppenheimer ETF listed below by a corresponding Invesco ETF. Each Invesco ETF is a series of Invesco Exchange-Traded Fund Trust II or Invesco Exchange-Traded Self-Indexed Fund Trust, as noted below. Each Oppenheimer ETF listed below is a series of Oppenheimer ETF Trust. Further information is included in the Joint Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this SAI.

Oppenheimer ETFs, each a series of Oppenheimer ETF Trust	Invesco ETFs, each a series of Invesco Exchange-Traded Fund Trust II

Oppenheimer Emerging Markets Revenue ETF	Invesco Emerging Markets Revenue ETF

Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	Invesco Emerging Markets Ultra Dividend Revenue ETF

Oppenheimer Global ESG Revenue ETF	Invesco Global ESG Revenue ETF

Oppenheimer Global Revenue ETF	Invesco Global Revenue ETF

Oppenheimer International Revenue ETF	Invesco International Revenue ETF

Oppenheimer International Ultra Dividend Revenue ETF	Invesco International Ultra Dividend Revenue ETF

Oppenheimer Russell 1000® Low Volatility Factor ETF	Invesco Russell 1000® Low Volatility Factor ETF

Oppenheimer Russell 1000® Momentum Factor ETF	Invesco Russell 1000® Momentum Factor ETF

Oppenheimer Russell 1000® Quality Factor ETF	Invesco Russell 1000® Quality Factor ETF

Oppenheimer Russell 1000® Size Factor ETF	Invesco Russell 1000® Size Factor ETF

Oppenheimer Russell 1000® Value Factor ETF	Invesco Russell 1000® Value Factor ETF

Oppenheimer Russell 1000® Yield Factor ETF	Invesco Russell 1000® Yield Factor ETF

Oppenheimer S&P 500 Revenue ETF	Invesco S&P 500 Revenue ETF

Oppenheimer S&P Financials Revenue ETF	Invesco S&P Financials Revenue ETF

Oppenheimer S&P MidCap 400 Revenue ETF	Invesco S&P MidCap 400 Revenue ETF

Oppenheimer S&P SmallCap 600 Revenue ETF	Invesco S&P SmallCap 600 Revenue ETF

Oppenheimer S&P Ultra Dividend Revenue ETF	Invesco S&P Ultra Dividend Revenue ETF

Oppenheimer ETFs, each a series of Oppenheimer ETF Trust	Invesco ETFs, each a series of Invesco Exchange-Traded Self-Indexed Fund Trust

Oppenheimer ESG Revenue ETF	Invesco ESG Revenue ETF

Oppenheimer Russell 1000® Dynamic Multifactor ETF	Invesco Russell 1000® Dynamic Multifactor ETF

Oppenheimer Russell 2000® Dynamic Multifactor ETF	Invesco Russell 2000® Dynamic Multifactor ETF

Incorporation of Documents by Reference into the Statement of Additional Information

Because each Invesco ETF was newly created for purposes of this transaction, no Invesco ETF has published an annual or semi-annual report to shareholders. Pro forma financial statements are not presented for the reorganization of each Oppenheimer ETF into the corresponding Invesco ETF because each Invesco ETF is a newly created shell series of its respective trust with no assets or liabilities that will commence operations upon consummation of the respective reorganization and continue the operations of the corresponding Oppenheimer ETF. Each Oppenheimer ETF shall be the accounting and performance survivor in the Reorganization, with the result that the corresponding Invesco ETF, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of the Oppenheimer ETF.

Additionally, because Oppenheimer Emerging Markets Ultra Dividend Revenue ETF and Oppenheimer International Ultra Dividend Revenue ETF have only recently commenced operations, neither of those ETFs has published an annual or semi-annual report to shareholders. This SAI incorporates by reference the following documents, which have each been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:

1.

Statement of Additional Information dated October 26, 2018 for Oppenheimer Emerging Markets Revenue ETF, Oppenheimer ESG Revenue ETF, Oppenheimer Global ESG Revenue ETF, Oppenheimer Global Revenue ETF, Oppenheimer International Revenue ETF, Oppenheimer Russell 1000® Dynamic Multifactor ETF, Oppenheimer Russell 1000® Low Volatility Factor ETF, Oppenheimer Russell 1000® Momentum Factor ETF, Oppenheimer Russell 1000® Quality Factor ETF, Oppenheimer Russell 1000® Size Factor ETF, Oppenheimer Russell 1000® Value Factor ETF, Oppenheimer

3

Russell 1000® Yield Factor ETF, Oppenheimer Russell 2000® Dynamic Multifactor ETF, Oppenheimer S&P 500 Revenue ETF, Oppenheimer S&P Financials Revenue ETF, Oppenheimer S&P MidCap 400 Revenue ETF, Oppenheimer S&P SmallCap 600 Revenue ETF and Oppenheimer S&P Ultra Dividend Revenue ETF (filed via EDGAR on October 25, 2018, Accession No. 0000728889-18-001677).

2.

Statement of Additional Information dated July 27, 2018 for Oppenheimer International Ultra Dividend Revenue ETF and Oppenheimer Emerging Markets Ultra Dividend Revenue ETF (filed via EDGAR on July 27, 2018, Accession No. 0000728889-18-001117).

3.

Supplement dated November 2, 2018 to the Statement of Additional Information for Oppenheimer Emerging Markets Revenue ETF, Oppenheimer Emerging Markets Ultra Dividend Revenue ETF, Oppenheimer ESG Revenue ETF, Oppenheimer Global ESG Revenue ETF, Oppenheimer Global Revenue ETF, Oppenheimer International Revenue ETF, Oppenheimer International Ultra Dividend Revenue ETF, Oppenheimer Russell 1000® Dynamic Multifactor ETF, Oppenheimer Russell 1000® Low Volatility Factor ETF, Oppenheimer Russell 1000® Momentum Factor ETF, Oppenheimer Russell 1000® Quality Factor ETF, Oppenheimer Russell 1000® Size Factor ETF, Oppenheimer Russell 1000® Value Factor ETF, Oppenheimer Russell 1000® Yield Factor ETF, Oppenheimer Russell 2000® Dynamic Multifactor ETF, Oppenheimer S&P 500 Revenue ETF, Oppenheimer S&P Financials Revenue ETF, Oppenheimer S&P MidCap 400 Revenue ETF, Oppenheimer S&P SmallCap 600 Revenue ETF and Oppenheimer S&P Ultra Dividend Revenue ETF (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001904).

4.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer ETF Trust Annual Report to Shareholders for the fiscal year ended June 30, 2018, with respect to Oppenheimer Emerging Markets Revenue ETF, Oppenheimer ESG Revenue ETF, Oppenheimer Global ESG Revenue ETF, Oppenheimer Global Revenue ETF, Oppenheimer International Revenue ETF, Oppenheimer Russell 1000® Dynamic Multifactor ETF, Oppenheimer Russell 1000® Low Volatility Factor ETF, Oppenheimer Russell 1000® Momentum Factor ETF, Oppenheimer Russell 1000® Quality Factor ETF, Oppenheimer Russell 1000® Size Factor ETF, Oppenheimer Russell 1000® Value Factor ETF, Oppenheimer Russell 1000® Yield Factor ETF, Oppenheimer Russell 2000® Dynamic Multifactor ETF, Oppenheimer S&P 500 Revenue ETF, Oppenheimer S&P Financials Revenue ETF, Oppenheimer S&P MidCap 400 Revenue ETF, Oppenheimer S&P SmallCap 600 Revenue ETF and Oppenheimer S&P Ultra Dividend Revenue ETF (filed via EDGAR on September 5, 2018, Accession No. 0000891092-18-006373).

5.

Statement of Additional Information dated January 25, 2019 for Invesco Exchange-Traded Fund Trust II with respect to Invesco Emerging Markets Revenue ETF, Invesco Emerging Markets Ultra Dividend Revenue ETF, Invesco Global ESG Revenue ETF, Invesco Global Revenue ETF, Invesco International Revenue ETF, Invesco International Ultra Dividend Revenue ETF, Invesco Russell 1000® Low Volatility Factor ETF, Invesco Russell 1000® Momentum Factor ETF, Invesco Russell 1000® Quality Factor ETF, Invesco Russell 1000® Size Factor ETF, Invesco Russell 1000® Value Factor ETF, Invesco Russell 1000® Yield Factor ETF, Invesco S&P 500 Revenue ETF, Invesco S&P Financials Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF (filed via EDGAR on January 25, 2019, Accession No. 0001193125-19-016178).

6.

Statement of Additional Information dated January 25, 2019 for Invesco Exchange-Traded Self-Indexed Fund Trust with respect to Invesco ESG Revenue ETF, Invesco Russell 1000® Dynamic Multifactor ETF and Invesco Russell 2000® Dynamic Multifactor ETF (filed via EDGAR on January 25, 2019, Accession No. 001193125-19-016158).

4

PART C. OTHER INFORMATION

Item 15. Indemnification.

Reference is made to Article IX of the Registrant’s Declaration of Trust:

The Registrant (also, the “Trust”) is organized as a Massachusetts business trust and is operated pursuant to a Declaration of Trust, dated October 10, 2006 and Amended and Restated as of September 17, 2007 (the “Declaration of Trust”), which permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Further Indemnification. Nothing contained herein shall affect any rights to indemnification to which any Covered Person or other Person may be entitled by contract or otherwise under law or prevent the Trust from entering into any contract to provide indemnification to any Covered Person or other Person. Without limiting the foregoing, the Trust may, in connection with the acquisition of assets subject to liabilities pursuant to Section 4.2 hereof or a reorganization or consolidation pursuant to Section 10.2 hereof, assume the obligation to indemnify any Person including a Covered Person or otherwise contract to provide such indemnification, and such indemnification shall not be subject to the terms of this Article IX.

Amendments and Modifications. Without limiting the provisions of Section 11.1(b) hereof, in no event will any amendment, modification or change to the provisions of this Declaration or the By-laws adversely affect in any manner the rights of any Covered Person to (a) indemnification under Section 9.5 hereof in connection with any proceeding in which such Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee, officer or employee of the Trust or (b) any insurance payments under policies maintained by the Trust, in either case with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such amendment, modification or change to this Declaration or the By-laws.

Item 16. Exhibits.

Exhibit Number	Description

(1)(a)	Amended and Restated Declaration of Trust of the Registrant, dated September 17, 2007, is incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001104659-07-069751 on September 18, 2007.

(1)(b)	Amendment No. 1 to the Amended and Restated Declaration of Trust, dated April 19, 2018, is incorporated herein by reference to Exhibit (a)(1)(B) of Post-Effective Amendment No. 707 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-18-359992 on December 28, 2018.

(2)	Amended and Restated By-laws of the Registrant, dated March 22, 2007, as amended December 13, 2011 and March 7, 2017, is incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 611 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-17-206047 on June 16, 2017.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization is filed herewith as Exhibit G to Part A of this Registration Statement on Form N-14.

(5)	Not applicable.

(6)(a)	Amended and Restated Investment Advisory Agreement between the Registrant and Invesco Capital Management LLC, for unitary fee funds, is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 612 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-17-220271 on July 3, 2017.

(6)(b)	Schedule A (as of December 12, 2018) to the Amended and Restated Investment Advisory Agreement between the Registrant and Invesco Capital Management LLC, for unitary fee funds, is incorporated by reference to Exhibit (d)(1)(B) of Post-Effective Amendment No. 711 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-19-016178 on January 25, 2019.

(6)(c)	Investment Advisory Agreement between the Registrant and Invesco Capital Management LLC, for non-unitary fee funds, is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 683 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-18-160905 on May 11, 2018.

(6)(d)	Schedule A, dated June 4, 2018, to the Investment Advisory Agreement between the Registrant and Invesco Capital Management LLC, for non-unitary fee funds, is incorporated by reference to Exhibit (d)(2)(B) of Post-Effective Amendment No. 707 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-18-359992 on December 28, 2018.

(6)(e)	Investment Sub-Advisory Agreement by and among Invesco Capital Management LLC and the Sub-Advisers, dated January 18, 2011, is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 579 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-17-004112 on January 6, 2017.

(6)(f)	Schedule A, dated April 20, 2018, for the Investment Sub-Advisory Agreement by and among Invesco Capital Management LLC and the Sub-Advisers, dated January 18, 2011, is incorporated by reference to Exhibit (d)(3)(a) of Post-Effective Amendment No. 700 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-18-287614 on September 28, 2018.

(6)(g)	Acknowledgement and Waiver of Notice of Termination of Investment Sub-Advisory Agreement between Invesco Capital Management LLC and Invesco Australia Limited dated January 14, 2015, is incorporated by reference to Exhibit (d)(2)(A) of Post-Effective Amendment No. 475 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-15-065948 on February 26, 2015.

(6)(h)	Management Fee Waiver Agreement dated April 30, 2013 is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 415 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001104659-13-047691 on June 7, 2013.

(6)(i)	Schedule A, dated June 4, 2018, to Management Fee Waiver Agreement dated April 30, 2013 is incorporated by reference to Exhibit (d)(9)(B) of Post-Effective Amendment No. 707 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-18-359992 on December 28, 2018.

(6)(j)	Management Fee Waiver Agreement dated December 19, 2017 is incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 382 to the Registration Statement of Invesco Actively Managed Exchange-Traded Fund Trust on Form N-1A (File No. 333-147622), as filed with the SEC via EDGAR Accession No. 0001193125-18-359665 on December 28, 2018.

(6)(k)	Schedule A, dated December 12, 2018, to Management Fee Waiver Agreement dated December 19, 2017 is filed herewith.

(6)(l)	Amended and Restated Excess Expense Agreement, dated June 16, 2011, as amended June 4, 2018, between the Registrant and Invesco Capital Management LLC is incorporated by reference to Exhibit (d)(3)(A) of Post-Effective Amendment No. 382 to the Registration Statement of Invesco Actively Managed Exchange-Traded Fund Trust on Form N-1A (File No. 333-147622), as filed with the SEC via EDGAR Accession No. 0001193125-18-359665 on December 28, 2018.

(6)(m)	Schedule A, dated August 20, 2018 to Amended and Restated Excess Expense Agreement dated June 16, 2011, as amended June 4, 2018, between the Registrant and Invesco Capital Management LLC is incorporated by reference to Exhibit (d)(5)(B) of Post-Effective Amendment No. 707 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-18-359992 on December 28, 2018.

(6)(n)	Management Services Agreement between the Registrant and Invesco Capital Management LLC dated December 12, 2012 is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 425 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001104659-13-077874 on October 25, 2013.

(6)(o)	Memorandum of Agreement between the Registrant and Invesco Capital Management LLC is incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 15 to the Registration Statement of Invesco Exchange-Traded Self-Indexed Fund Trust on Form N-1A (File No. 333-221046), as filed with the SEC via EDGAR Accession No. 0001193125-18-266461 on September 5, 2018.

(6)(p)	Memorandum of Agreement Exhibit A for Schedule of Funds (as of September 21, 2018) is incorporated by reference to Exhibit (d)(7)(B) of Post-Effective Amendment No. 707 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-18-359992 on December 28, 2018.

(7)(a)	Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc., is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 612 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-17-220271 on July 3, 2017.

(7)(b)	Schedule A (December 12, 2018) to the Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc., is filed herewith.

(8)	Not applicable.

(9)(a)	Custody Agreement between Registrant and The Bank of New York Mellon, dated September 17, 2018, is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 26 to the Registration Statement of Invesco Exchange-Traded Self-Indexed Fund Trust on Form N-1A (File No. 333-221046), as filed with the SEC via EDGAR Accession No. 0001193125-18-331570 on November 21, 2018.

(9)(b)	Schedule I (dated December 13, 2018) to the Custody Agreement between Registrant and The Bank of New York Mellon, dated September 17, 2018, is incorporated by reference to Exhibit (g)(1)(B) of Post-Effective Amendment No. 34 to the Invesco Exchange-Traded Self-Indexed Fund Trust’s Registration Statement on Form N-1A (File No. 333-221046), as filed with the SEC via EDGAR Accession No. 001193125-19-016158 on January 25, 2019.

(9)(c)	Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon, dated June 8, 2007, is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 390 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001104659-13-015063 on February 27, 2013.

(10)	Not applicable.

(11)	Opinion and consent of counsel regarding the legality of securities being issued is incorporated by reference to Exhibit 11 of the Registrant’s Registration Statement on Form N-14 (File No. 333-229252), as filed with the SEC via EDGAR Accession No. 0001193125-19-009043 on January 14, 2019.

(12)	Opinion and consent of counsel regarding tax matters, to be filed by amendment pursuant to an undertaking.

(13)(a)	Fund Administration and Accounting Agreement between Registrant and The Bank of New York Mellon dated September 17, 2018 is incorporated by reference to Exhibit (h)(1)(A) of Post-Effective Amendment No. 272 to the Registration Statement of Invesco Exchange-Traded Fund Trust on Form N-1A (File No. 333-102228), as filed with the SEC via EDGAR Accession No. 0001193125-18-306460 on October 24, 2018.

(13)(b)	Amendment to Exhibit A (dated December 13, 2018) to the Fund Administration and Accounting Agreement between Registrant and The Bank of New York Mellon is incorporated by reference to Exhibit (h)(1)(B) of Post-Effective Amendment No. 34 to the Invesco Exchange-Traded Self-Indexed Fund Trust’s Registration Statement on Form N-1A (File No. 333-221046), as filed with the SEC via EDGAR Accession No. 001193125-19-016158 on January 25, 2019.

(13)(c)	Amended and Restated Transfer Agency and Service Agreement between the Registrant and The Bank of New York Mellon, dated June 17, 2013, is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 612 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-17-220271 on July 3, 2017.

(13)(d)	Exhibit D (dated December 13, 2018) to the Amended and Restated Transfer Agency and Service Agreement between Registrant and The Bank of New York Mellon is incorporated by reference to Exhibit (h)(2)(B) of Post-Effective Amendment No. 34 to the Invesco Exchange-Traded Self-Indexed Fund Trust’s Registration Statement on Form N-1A (File No. 333-221046), as filed with the SEC via EDGAR Accession No. 001193125-19-016158 on January 25, 2019.

(13)(e)	Form of Participant Agreement between Invesco Distributors, Inc., The Bank of New York Mellon and the Participant is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 8 to the Registration Statement of Invesco Exchange-Traded Self-Indexed Fund Trust on Form N-1A (File No. 333-221046), as filed with the SEC via EDGAR Accession No. 0001193125-18-213111 on July 5, 2018.

(13)(f)	Form of Sublicense Agreement between the Registrant and Invesco Capital Management LLC is incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 611 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-17-206047 on June 16, 2017.

(14)	Consent of Cohen & Company, Ltd., filed herewith.

(15)	Not applicable.

(16)	Powers of Attorney for Messrs. Bagge, Barre, Carome, Kole, Lim, Wicker and Wilson, dated January 11, 2019, is incorporated by reference to Exhibit 16 of the Registrant’s Registration Statement on Form N-14 (File No. 333-229252), as filed with the SEC via EDGAR Accession No. 0001193125-19-009043 on January 14, 2019.

(17)(a)	Code of Ethics of the Invesco Family of ETFs, dated April 18, 2008, as last amended July 25, 2018, is incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 19 to the Registration Statement of Invesco Exchange-Traded Self-Indexed Fund Trust on Form N-1A (File No. 333-221046), as filed with the SEC via EDGAR Accession No. 0001193125-18-284116 on September 27, 2018.

(17)(b)	Code of Ethics of Invesco Capital Management LLC dated March 7, 2017, as amended June 22, 2018, is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 19 to the Registration Statement of Invesco Exchange-Traded Self-Indexed Fund Trust on Form N-1A (File No. 333-221046), as filed with the SEC via EDGAR Accession No. 0001193125-18-284116 on September 27, 2018.

(17)(c)	Code of Ethics of Invesco Advisers, Inc. and Invesco Distributors, Inc. dated January 1, 2018, is incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 660 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-18-061667 on February 28, 2018.

(17)(d)	Code of Ethics of Invesco Senior Secured Management, Inc. is incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 660 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-18-061667 on February 28, 2018.

Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file by Post-Effective Amendment an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Downers Grove and State of Illinois on the 13th day of February, 2019.

Invesco Exchange-Traded Fund Trust II

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper Daniel E. Draper	President	February 13, 2019

/s/ Kelli Gallegos Kelli Gallegos	Treasurer	February 13, 2019

/s/ Anna Paglia Anna Paglia	Secretary	February 13, 2019

*/s/ Ronn R. Bagge Ronn R. Bagge	Vice Chairman and Trustee	February 13, 2019

*/s/ Todd J. Barre Todd J. Barre	Trustee	February 13, 2019

*/s/ Kevin M. Carome Kevin M. Carome	Trustee	February 13, 2019

*/s/ Marc M. Kole Marc M. Kole	Trustee	February 13, 2019

*/s/ Yung Bong Lim Yung Bong Lim	Trustee	February 13, 2019

*/s/ Gary R. Wicker Gary R. Wicker	Trustee	February 13, 2019

*/s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	February 13, 2019

*By: /s/ Anna Paglia Anna Paglia		February 13, 2019
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney dated January 11, 2019 filed with the Registrant’s Registration Statement on Form N-14 on January 14, 2019.

EXHIBIT INDEX

Number	Exhibit

(6)(k)	Schedule A (dated December 12, 2018) to the Management Fee Waiver Agreement dated December 19, 2017.

(7)(b)	Schedule A (dated December 12, 2018) to the Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.

(14)	Consent of Cohen & Company, Ltd.